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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4417

Shelton Funds
(Exact name of registrant as specified in charter)

1050 17th Street, Suite 1710, Denver, CO 80265
(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 398-2727

Date of fiscal year end: August 31

Date of reporting period: August 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Annual Report

August 31, 2015

California Tax-Free Income Fund

U.S. Government Securities Fund

Short-Term U.S. Government Bond Fund

The United States Treasury Trust

S&P 500 Index Fund

S&P MidCap Index Fund

S&P SmallCap Index Fund

Shelton Core Value Fund

European Growth & Income Fund

Nasdaq-100 Index Fund

Shelton Green Alpha Fund

(800) 955-9988

www.sheltoncap.com
email us at info@sheltoncap.com

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of the Shelton Funds (referred to collectively as the “Funds” or individually the “Fund”) which contains information about the management fee and other costs. Investments in shares of the funds of the Shelton Funds are neither insured nor guaranteed by the U.S. Government, and there is no assurance that any Fund which is a Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

Table of Contents	August 31, 2015

Historical Performance and Manager’s Discussion	1
About Your Fund’s Expenses	7
Top Holdings and Sector Breakdowns	9
Portfolio of Investments	13
Statements of Assets & Liabilities	31
Statements of Operations	34
Statements of Changes in Net Assets	37
Financial Highlights	42
Notes to Financial Statements	53
Report of Independent Registered Public Accounting Firm	60
Fund Holdings	61
Proxy Voting Policies, Procedures and Voting Records	61
Board of Trustees and Executive Officers	62

Historical Performance and Manager’s Discussion (Unaudited)	August 31, 2015

Bond Funds

The fixed income markets have been impacted by several themes over the course of the last fiscal year, including the October 2014 end of the Federal Reserve asset purchases under the “QE3” round of quantitative easing, anticipation of the Fed raising the Fed Funds rate, Greek sovereign debt issues and the potential for contagion, the slowing growth of the Chinese economy and the Russia/Ukraine conflict. It’s been over 6 years since the last U.S. recession technically ended in June 2009, but as evidenced by the Fed maintaining the “zero interest rate policy”, the economy is still far from robust and the gains haven’t been shared equally across the class spectrum. The latest U.S. Census Bureau indicate that median real U.S. household income is still well below 2007 levels in spite of a rebound in housing prices and recent all-time highs in the S&P 500 Index.

The primary driver behind the last recession and financial crisis was the collapse of the residential real estate market, which now appears to be stabilizing having rebounded strongly over the last several years. 30-year mortgage rates remain at historically low levels, with Bankrate.com reporting the 30 year fixed national average rate falling to 3.90% from 4.07% at the end of the 2014 fiscal year. Restrictive lending standards continue to limit access to the low borrowing rates. The Bureau of Labor Statistics (BLS) reports that the unemployment rate is 5.1%, the lowest level since April 2008. Unfortunately, much of the fall in the unemployment rate is due to reduced US labor participation rate which continues to drop, falling from over 66% in 2008 to 62.6% at fiscal year-end, the lowest labor participation rate since September 1977. Job creation continues to be primarily in the service sector that are often part-time or low paying. The BLS U-6 index that includes marginally employed and part-time workers seeking full-time employment is at 10.3% as of August 2015, compared to an average rate of 8.5% during the decade of 1998-2007. Business surveys continue to indicate concerns concerning demand, government regulation, and future taxes in their decisions to add employees.

Interest rates on US Treasuries have remained low, with the biggest change being the flatting of the curve as the two-year bond yields rose with the 5, 10 and 30-year yields falling. The Overnight US$ LIBOR rate ranged from 0.0808% to 0.1335% over the course of the fiscal year, ending the year at 0.1335%. The three month T-Bill had a range of -0.008% to 0.104%, ending the year at .003%. The yield on the two-year note ranged from 0.31% to 0.741%, ending the year near the high yield at 0.739%. The five-year note ranged from 1.156% to 1.831%, ending the fiscal year at 1.549%. The 10-year yield ranged from 1.642% to 2.621%, ending the year at 2.219%. The 30-year yield ranged between 2.223% and 3.369%, ending the year at 2.962%.

The U.S. Government Securities Fund ended the fiscal year ended August 31, 2015, with a duration of 4.46 years and total return on the direct shares for the period is 1.58%. All of the securities in the portfolio are backed by the full faith and credit of the United States.

As of the August 31, 2015, fiscal year end, the total return for the Direct Shares of the Short-Term U.S. Government Bond Fund was -0.07%, and it had a duration of 1.64 years. The Fund continues to predominantly hold US Treasury Notes with maturities of less than three years, and the securities in the portfolio are backed by the full faith and credit of the United States.

The California municipal market bond yields do not necessarily move in lock step with US Treasury yields, but are subject to the shape of the Treasury curve as well as the specific economic circumstances of each issuer. California municipal bond investors benefitted from an influx of investors looking for yield into the market and economic conditions generally improving throughout the State. Standard & Poor’s and Fitch raised the State of California’s GO credit ratings during the fiscal year, with FYE ratings of AA- and A+ respectively. Moody’s maintained their Aa3 rating on CA GO bonds. The difference in yield between the 1 year and 30 year State of California general obligation bonds at fiscal year end was at 304.3 basis points with the shorter end of the curve rising by 22 basis points and the yields at the long end of the curve rallying falling 9.5 basis points.

The California Tax-Free Income Fund’s total return for the fiscal year ended August 31, 2015, was 1.78%, and the duration was nearly unchanged at 4.49 years at fiscal year end. The portfolio had an average credit rating of AA at fiscal year end.

Historical Performance and Manager’s Discussion (Unaudited) (Continued)	August 31, 2015

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/15
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
California Tax-Free Income Fund	1.78%	3.40%	3.60%	6.02%
Barclays Municipal Bond Index	2.52%	3.95%	4.49%	6.51%

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/15
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
U.S. Government Securities Fund	1.58%	1.26%	2.66%	5.78%
Barclays GNMA Index	2.12%	2.87%	4.63%	6.83%
Barclays Treasury Index	2.29%	2.37%	4.12%	6.59%

K SHARES Average Annual Total Returns* for the periods ended 8/31/15
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
U.S. Government Securities Fund	1.13%	0.77%	2.15%	2.38%
Barclays GNMA Index	2.12%	2.87%	4.63%	4.57%
Barclays Treasury Index	2.29%	2.37%	4.12%	4.01%

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/15
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Short-Term U.S. Government Bond Fund	-0.07%	-0.08%	1.79%	2.33%
Barclays 1-3 Yr. Treasury Index	0.82%	0.73%	2.49%	3.25%

K SHARES Average Annual Total Returns* for the periods ended 8/31/15
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Short-Term U.S. Government Bond Fund	-0.66%	-0.57%	1.29%	1.14%
Barclays 1-3 Yr. Treasury Index	0.82%	0.73%	2.49%	2.29%

Historical Performance and Manager’s Discussion (Unaudited) (Continued)	August 31, 2015

Stock Funds

By definition, the objective for managing the index funds is to match the performance of the funds to their index benchmarks. Each of our index funds tracked their respective benchmarks tightly during this last fiscal year. We measure the index fund performance by using a correlation coefficient. This is a statistical measure that compares the daily performance of a fund against its benchmark index. A measure of 1.000 indicates that the performance is perfectly correlated and a measure of -1.000 implies they are negatively correlated. According to Bloomberg, LLC, The Nasdaq-100 Index Fund and S&P MidCap Index Fund each had a correlation coefficient of 1.000 for the fiscal year. The S&P 500 Index Fund had a correlation of 0.999, and the S&P SmallCap Fund had a correlation of .995.

During the fiscal year, the direct shares of the S&P SmallCap Index Fund out-performed the Direct Shares of the S&P 500 and MidCap Index Fund by posting gains of 3.50%, compared to 0.29% and -0.45%, respectively. Each of these funds experienced a year of volatility and followed a similar valuation pattern. After incurring losses early in the year, each index recovered through August of 2015 before selling off in the final two weeks of the fiscal year. This had the effect of ending the year almost where it began. Equity markets in the United States have been driven by concerns over market valuations and serious geopolitical challenges that continue to exist from the previous period, including armed conflict in the Middle East and Europe, the continued weakening economic growth in China and the volatility in its stock market as well as Chinese government intervention. Commodity prices, oil in particular, have sold off substantially over the year and this has weighed on emerging market valuations and expectations for continued global growth. Substantial political uncertainty has been widely reflected in polling data for both political parties, Congress and the President of the United States. Currently, the 2016 Presidential polls are dominated in the Republican party by a TV reality star/real estate mogul and in the Democratic party, a self-described Democratic socialist who currently serves in the US Senate. It is difficult for the market to look to this political situation and feel confident in the future of the economic expansion or the execution of a viable long-term economic strategy. Lastly, the Federal Reserve Bank (and its relatively new and untested chairperson) is widely expected to begin raising short-term interest rates and unwinding the most significant fiscal stimulus policy ever executed. There is real concern that the Fed will not be able to accomplish this without damage to the economy, equity valuations and interest rates.

Predicting market momentum and relative performance is a guessing game at best. As such, we strongly encourage shareholders to consider a balanced approach for the portion of their portfolios dedicated to stock funds. By this, we mean owning equal balances of each of the three core index funds (S&P 500, MidCap and SmallCap Funds) to achieve a more diversified equity portfolio. Over the past several years, a balanced portfolio like this has outperformed a total market index such as the Wilshire 5000.

The reason for this is that smaller companies’ market caps represent a very small piece of the massive Wilshire 5000. Therefore, their performance does not factor significantly into the total return. Keep in mind, however that during periods where large-cap stocks out-perform their smaller counterparts, this strategy will result in underperformance. So why balance these three sectors in this way? Two reasons: First, at times we need access to our capital. By employing this method, we maintain a degree of flexibility where we can draw from. As an investor, you can reduce holdings from any of the three holdings based on relative valuations. This can prove handy for a number of reasons. Second, history is on our side in that although more volatile, small-cap stocks have returned more to investors over the long haul.

The Nasdaq-100 Index Fund (Direct Shares) finished up 5.78%, versus a benchmark performance of 5.95%. It is important to note that while this index is a popular and widely tracked investment benchmark, it is constructed in a different way than the S&P indices that we track. As of October 16th, 2015, Apple Inc. alone made up 12.48% of the index while the next four largest holdings, Microsoft, Amazon, Alphabet (Google), and Facebook combine for an additional 25.56% of the index, making up 38% of the market capitalization of the index. It provides investors a strong technology exposure as well as the related volatility.

Our European Growth & Income Fund is managed using ADRs for many of the stocks that make up the Dow Stoxx 50, a European large-cap Index. The Fund uses the weightings of this benchmark as an approximation for weighting of its holdings. The Fund (Direct Shares) was down 9.91% for the year and out-performed its benchmark, which was down 10.30%. This fund generally provides investors a low-cost, efficient tool to diversify internationally. We did not hedge the currency risk during the previous fiscal year and do not plan to do so this year. The Manager does not invest in all members of the benchmark because, in some cases, ADRs are not available or do not provide sufficient liquidity. It is conceivable that the manager may invest in the foreign stocks directly in the future as the fund grows, international custody becomes more economical or the availability of ADRs is insufficient.

The Shelton Core Value Fund is a value fund that focuses on income as well as the potential for capital appreciation. The Direct Shares were down 1.07% for the year. The performance of the fund trailed the U.S. stock market as measured by the S&P 500 Index by 1.54%. The Fund maintained close to 100% exposure to the US equity markets through the end of the fiscal year. We have been generally bullish on US equities as interest rates have been maintained at near zero levels. During most of the year, economic conditions remained good for US stocks and we have maintained diversified exposure to most economic sectors. Valuations of the stock markets, as measured by Price/Earnings ratios, increased through July but then sold down in August, resulting in the markets “giving back” most of the returns built up over the year. According to Bloomberg, the P/E ratio on the S&P 500 Index at the end of August 2015 was 17.45. While this ratio has risen much higher than this level in the past, the message we repeat is that the easy money in the equity markets is behind us, and an important take away here is that a large part of the return in the fund was driven by increases in how the market valued earnings, and not by strong economic growth.

We view the low-interest rates in the short run as an extremely pro-growth monetary policy. However, the Fed is looking to normalize interest rates, albeit slowly, and the markets view this move as a head wind for equity valuations. In the opinion of the manager, the perception of the risk is much more substantial than the actual impact of a move from a zero rate policy to rates between 0.5% and 1.5%, as contemplated by some economists. Last year, we predicted that the Fed’s was likely to delay raising rates and at this point, I believe they must move if they want to before 2017. They are facing an election year and will be under intense political pressure when focus on their role in the economy plays out in the debate.

Our view at the time of writing is that while growth will continue to come slowly, corporations will be profitable, and US equities represent an attractive investment opportunity for investors who are comfortable with the associated risks and volatility. Our political dysfunction, in my opinion, is singularly responsible for the poor economic growth we are seeing in the economy. We will become much more bullish if the political dialog about economic policy improves as we believe this is the simplest, most direct route to economic growth and labor market participation. Capital markets perform best with a strong rule of law governing markets and property rights and minimal incremental government influence.

While we cannot predict what the future holds, we can easily make the case that investors who have continued to invest through troubled markets in the past have been rewarded for their tenacity. We encourage you to maintain a diversified portfolio using both stock and bond funds, in a balance that is appropriate for your particular investment objectives.

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/15
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
S&P 500 Index Fund	0.29%	15.61%	6.98%	8.96%
S&P 500 Composite Stock Price Index	0.48%	15.85%	7.15%	9.12%

Historical Performance and Manager’s Discussion (Unaudited) (Continued)	August 31, 2015

K SHARES Average Annual Total Returns* for the periods ended 8/31/15
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
S&P 500 Index Fund	-0.19%	15.03%	6.46%	6.93%
S&P 500 Composite Stock Price Index	0.48%	15.85%	7.15%	7.63%

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/15
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
S&P MidCap Index Fund	-0.45%	15.65%	8.11%	11.63%
S&P MidCap 400 Index	0.00%	16.12%	8.68%	11.98%

K SHARES Average Annual Total Returns* for the periods ended 8/31/13
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
S&P MidCap Index Fund	-0.93%	15.08%	7.59%	8.86%
S&P MidCap 400 Index	0.00%	16.12%	8.68%	9.92%

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/15
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
S&P SmallCap Index Fund	3.50%	17.59%	7.86%	9.22%
S&P SmallCap 600 Index	1.78%	17.35%	8.12%	9.86%

K SHARES Average Annual Total Returns* for the periods ended 8/31/15
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
S&P SmallCap Index Fund	3.03%	17.01%	7.33%	8.90%
S&P SmallCap 600 Index	1.78%	17.35%	8.12%	9.76%

Historical Performance and Manager’s Discussion (Unaudited) (Continued)	August 31, 2015

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/15
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Shelton Core Value Fund	-1.07%	14.35%	7.14%	7.87%
S&P / Citigroup Value Index	-3.27%	14.22%	5.84%	7.42%
S&P 500 Composite Stock Price Index	0.48%	15.85%	7.15%	7.98%

K SHARES Average Annual Total Returns* for the periods ended 8/31/15
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Shelton Core Value Fund	-1.56%	13.78%	6.57%	7.65%
S&P / Citigroup Value Index	-3.27%	14.22%	5.84%	7.06%
S&P 500 Composite Stock Price Index	0.48%	15.85%	7.15%	7.63%

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/15
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
European Growth & Income Fund	-9.91%	5.37%	2.50%	1.13%
Dow Jones STOXX 50 Index (USD)	-10.30%	5.80%	2.40%	0.97%

K SHARES Average Annual Total Returns* for the periods ended 8/31/15
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
European Growth & Income Fund	-10.34%	4.85%	2.00%	4.16%
Dow Jones STOXX 50 Index (USD)	-10.30%	5.80%	2.40%	4.76%

Historical Performance and Manager’s Discussion (Unaudited) (Continued)	August 31, 2015

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/15
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Nasdaq-100 Index Fund	5.78%	20.59%	11.16%	1.04%
Nasdaq-100 Index	5.94%	20.75%	11.43%	1.55%

K SHARES Average Annual Total Returns* for the periods ended 8/31/15
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Nasdaq-100 Index Fund	5.25%	19.95%	10.61%	9.72%
Nasdaq-100 Index	5.94%	20.75%	11.43%	10.56%

The Shelton Green Alpha Fund is a diversified mutual fund that seeks to achieve long-term capital appreciation by investing in U.S. common stocks and sponsored ADRs in the green or sustainable economy. The Fund invests primarily in stocks of companies that are believed by the Sub-Advisor to be leaders in managing environmental risks and opportunities, have above average growth potential and are reasonably valued relative to their growth potential. For the year ending August 31, 2015, the Shelton Green Alpha Fund’s return was -14.02%, underperforming the 0.48% return of the S&P 500 Index, the fund’s benchmark. During this period the fund exhibited higher levels of volatility than the fund’s benchmark and the Sub-Advisor expects this to continue. Although the Fund’s Price to Book (the Fund’s 2.07 vs. the benchmark’s 2.66) ratios compares conservatively, the Price to Earnings (the Fund’s 20.75 vs. the benchmark’s 17.41) and Price to Cash Flow (the Fund’s 17.19 v. the benchmark’s 10.80) are substantially higher. This indicates, at least in part, that the portfolio pricing reflects expected growth in the individual stocks held in the fund. At the time of this writing, the Sub-Advisor believes that the stocks held by the fund are reasonably valued in light of their growth prospects.

As of August 31, 2015, the Fund was invested in 52 companies in 9 sectors, representing 20 industries. In line with the Fund’s environmental focus, the Fund’s exposure to what portfolio management considers environmental leaders in a number of industries includes solar PV, water desalination, waste-to- value building materials, machinery, electric vehicles, mobile communications, machine-to-machine Internet, energy efficiency and lighting, natural foods and wind power. It is the Sub Advisor’s belief that environmental responsibility may enhance corporate profitability, which in turn may produce competitive returns.

The Sub-Advisor believes that the current equity markets represent attractive investment opportunities for investors seeking equity exposure to the green economy and are comfortable with the associated risks and volatility due to the Fund’s security selection and environmental focus.

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/15
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception** (Annualized)
Shelton Green Alpha Fund	-14.02%	N/A**	N/A**	13.49%
S&P 500 Composite Stock Price Index	0.48%	N/A	N/A	13.61%

*	Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
**	Shelton Green Alpha Fund commencement of operations was March 12, 2013.

About Your Fund’s Expenses (Unaudited) August 31, 2015

	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period*	Net Annual Expense Ratio
California Tax-Free Income Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,003	$ 3.58	0.71%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,021	$ 3.62	0.71%
U.S. Government Securities Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,000	$ 3.73	0.74%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,021	$ 3.77	0.74%
K Shares
Based on Actual Fund Return	$ 1,000	$ 997	$ 6.24	1.24%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 6.31	1.24%
Short-Term U.S. Government Bond Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,000	$ 2.97	0.59%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,022	$ 3.01	0.59%
K Shares
Based on Actual Fund Return	$ 1,000	$ 997	$ 5.49	1.09%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,020	$ 5.55	1.09%
The United States Treasury Trust
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,000	$ 0.15	0.03%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,025	$ 0.15	0.03%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,000	$ 0.15	0.03%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,025	$ 0.15	0.03%
S&P 500 Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 945	$ 1.76	0.36%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,023	$ 1.84	0.36%
K Shares
Based on Actual Fund Return	$ 1,000	$ 943	$ 4.21	0.86%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,021	$ 4.38	0.86%
S&P MidCap Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 945	$ 2.84	0.58%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,022	$ 2.96	0.58%
K Shares
Based on Actual Fund Return	$ 1,000	$ 942	$ 5.29	1.08%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,020	$ 5.50	1.08%
S&P SmallCap Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 965	$ 3.67	0.74%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,021	$ 3.77	0.74%
K Shares
Based on Actual Fund Return	$ 1,000	$ 963	$ 6.14	1.24%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 6.31	1.24%
Shelton Core Value Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 939	$ 3.71	0.76%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,021	$ 3.87	0.76%
K Shares
Based on Actual Fund Return	$ 1,000	$ 936	$ 6.15	1.26%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 6.41	1.26%

About Your Fund’s Expenses (Unaudited) August 31, 2015 (Continued)

	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period*	Net Annual Expense Ratio
European Growth & Income Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 932	$ 4.87	1.00%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,020	$ 5.09	1.00%
K Shares
Based on Actual Fund Return	$ 1,000	$ 930	$ 7.30	1.50%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,017	$ 7.63	1.50%
Nasdaq-100 Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 967	$ 2.43	0.49%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,023	$ 2.50	0.49%
K Shares
Based on Actual Fund Return	$ 1,000	$ 964	$ 4.90	0.99%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,020	$ 5.04	0.99%
Green Alpha Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 888	$ 6.38	1.34%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,018	$ 6.82	1.34%

*	Expenses are equal to the Fund’s expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Top Holdings and Sector Breakdowns (Unaudited)	August 31, 2015

California Tax-Free Income Fund

Security		Description	Market Value	Percentage of Total Investment
1	EAST SIDE UNION HIGH SCHOOL DISTRICT	General Obligation Refunding Bonds (2012 Crossover); 2006	$ 3,661,362	4.2%
2	CALIFORNIA DEPARTMENT OF PUBLIC WORKS BOARD	Lease Revenue Bonds; 2009 Series I-1	3,553,620	4.1%
3	RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY	Lease Revenue Bonds; 2008 Series A	3,378,510	3.9%
4	CALIFORNIA STATE VAR PURP & REF	Tax-Exempt Various Purpose General Obligation Bonds	3,239,910	3.7%
5	LOS RIOS COMMUNITY COLLEGE DISTRICT	General Obligation Bonds; 2008 Election, Series B	2,845,950	3.3%
6	CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY	Revenue Bonds (University of Southern California); Series 2009A	2,791,325	3.2%
7	MT. SAN ANTONIO COMMUNITY COLLEGE DISTRICT	General Obligation Bonds; Election of 2008, Series 2013A	2,655,408	3.0%
8	EAST BAY MUNICIPAL UTILITY DISTRICT	Water System Revenue Bonds; 2015 Series B	2,528,634	2.9%
9	LOS ANGELES CA REF-SER A	General Obligation Refunding Bonds; Series 2012-A	2,392,260	2.7%
10	BAY AREA TOLL AUTHORITY	San Francisco Bay Area Toll Bridge Revenue Bonds; 2009 Series F-1	2,277,420	2.6%

U.S. Government Securities Fund

Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Note	11/15/2018	$ 3,247,794	13.0%
2	United States Treasury Note	6/30/2017	3,200,852	12.8%
3	United States Treasury Note	2/15/2022	2,823,845	11.3%
4	United States Treasury Note	6/30/2016	2,220,898	8.9%
5	United States Treasury Note	2/15/2021	2,091,300	8.4%
6	United States Treasury Note	2/15/2019	1,997,413	8.0%
7	United States Treasury Note	8/15/2020	1,993,851	8.0%
8	United States Treasury Note	8/15/2023	1,755,350	7.0%
9	United States Treasury Bond	5/15/2038	1,678,548	6.7%
10	United States Treasury Note	3/31/2018	1,677,739	6.7%

Short-Term U.S. Government Bond Fund

Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Note	1/31/2016	$ 1,712,485	26.2%
2	United States Treasury Note	1/31/2018	1,198,812	18.3%
3	United States Treasury Note	7/31/2017	1,031,126	15.7%
4	United States Treasury Note	6/30/2016	807,599	12.3%
5	United States Treasury Note	1/31/2017	702,885	10.7%
6	United States Treasury Note	1/31/2019	500,492	7.6%
7	United States Treasury Note	6/15/2018	401,148	6.1%
8	Government National Mortgage Association	11/20/2034	127,889	1.9%
9	Government National Mortgage Association	6/20/2034	77,891	1.2%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)	August 31, 2015

The United States Treasury Trust

Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Bill	9/10/2015	$ 29,999,609	33.7%
2	United States Treasury Bill	9/17/2015	25,399,633	28.5%
3	United States Treasury Bill	9/3/2015	18,799,963	21.1%
4	United States Treasury Bill	1/7/2016	6,396,658	7.2%
5	United States Treasury Bill	3/3/2016	5,494,303	6.2%
6	United States Treasury Bill	12/10/2015	2,898,931	3.3%

S&P 500 Index Fund

Security		Market Value	Percentage of Total Investment
1	Apple, Inc.	$ 4,928,737	3.8%
2	Microsoft Corp.	2,679,222	2.1%
3	Google Inc	2,636,517	2.0%
4	Exxon Mobil Corp.	2,368,406	1.8%
5	Johnson & Johnson	1,969,632	1.5%
6	Wells Fargo & Co.	1,876,366	1.4%
7	General Electric Co.	1,874,630	1.4%
8	Berkshire Hathaway, Inc.	1,808,602	1.4%
9	JPMorgan Chase & Co.	1,777,814	1.4%
10	AT&T, Inc.	1,530,072	1.2%

S&P MidCap Index Fund

Security		Market Value	Percentage of Total Investment
1	US Treasury Bill Due 12/31/2015	$ 3,198,275	2.2%
2	Church & Dwight Co. Inc.	1,105,763	0.8%
3	Foot Locker, Inc.	996,298	0.7%
4	Alaska Air Group, Inc.	943,535	0.6%
5	Hologic, Inc.	931,983	0.6%
6	Wabtec Corp.	883,001	0.6%
7	Jarden Corp.	879,968	0.6%
8	HollyFrontier Corp.	878,719	0.6%
9	LKQ Corp.	870,640	0.6%
10	Federal Realty Invstment Trust	842,510	0.6%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)	August 31, 2015

S&P SmallCap Index Fund

Security		Market Value	Percentage of Total Investment
1	US Treasury Bill Due 12/31/2015	$ 499,681	1.0%
2	Toro Co.	301,452	0.6%
3	Amsurg Corp.	282,544	0.6%
4	ABIOMED, Inc.	271,109	0.5%
5	MarketAxess Holdings, Inc.	256,342	0.5%
6	J2 Global, Inc.	246,802	0.5%
7	Piedmont Natural Gas Co. Inc.	239,890	0.5%
8	Curtiss-Wright Corp.	238,462	0.5%
9	Sovran Self Storage, Inc.	232,849	0.5%
10	Pool Corp.	230,850	0.5%

Shelton Core Value Fund

Security		Market Value	Percentage of Total Investment
1	JPMorgan Chase & Co.	$ 7,063,692	3.8%
2	Goldman Sachs Group, Inc.	5,459,970	3.0%
3	Home Depot, Inc.	5,374,629	2.9%
4	Wells Fargo & Co.	4,687,120	2.5%
5	Chevron Corp.	4,577,879	2.5%
6	Amerisource Bergen Corp.	4,563,024	2.5%
7	Anthem, Inc.	4,555,915	2.5%
8	Celgene Corp.	4,158,069	2.2%
9	Gilead Sciences, Inc.	3,992,660	2.2%
10	PPG Industries, Inc.	3,582,904	1.9%

European Growth & Income Fund

Security		Market Value	Percentage of Total Investment
1	Novartis AG Sponsored ADR	$ 695,804	6.9%
2	Nestle SA Sponsored ADR	656,351	6.5%
3	Bayer AG	557,973	5.5%
4	Roche Holding AG	531,588	5.3%
5	AXA SA ADR	476,878	4.7%
6	Anheuser-Busch InBev	457,422	4.5%
7	Royal Dutch Shell PLC ADR A	382,082	3.8%
8	Sanofi ADR	376,684	3.7%
9	Siemens AG ADR	370,288	3.7%
10	Telefonica SA ADR	335,668	3.3%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)	August 31, 2015

Nasdaq-100 Index Fund

Security		Market Value	Percentage of Total Investment
1	Apple, Inc.	$ 29,573,566	11.9%
2	Google, Inc.	16,650,571	6.7%
3	Microsoft Corp.	15,137,737	6.1%
4	Amazon.Com, Inc.	12,132,413	4.9%
5	Facebook, Inc.	10,700,568	4.3%
6	Gilead Sciences, Inc.	8,217,944	3.3%
7	Comcast Corp.	7,525,559	3.0%
8	Intel Corp.	7,205,779	2.9%
9	Cisco Systems, Inc.	7,005,095	2.8%
10	Amgen, Inc.	6,141,778	2.5%

Shelton Green Alpha Fund

Security		Market Value	Percentage of Total Investment
1	Vestas Wind Systems A/S	$ 1,120,938	4.2%
2	First Solar, Inc.	1,066,832	4.0%
3	Canadian Solar, Inc.	984,672	3.7%
4	Google, Inc.	936,031	3.5%
5	Tesla Motors, Inc	896,616	3.4%
6	Int'l Business Machines Corp.	887,340	3.3%
7	SolarCity Corp.	811,104	3.0%
8	Universal Display Corp.	744,168	2.8%
9	Trina Solar Ltd. Sponsored ADR	738,700	2.8%
10	Applied Materials, Inc.	733,476	2.8%

California Tax-Free Income Fund	Portfolio of Investments	8/31/2015

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Municipal Bonds (93.64%)

BAY AREA TOLL AUTHORITY
San Francisco Bay Area Toll Bridge Revenue Bonds; 2006 Series F	$500,000	5.000%	4/1/2031	$513,730
San Francisco Bay Area Toll Bridge Revenue Bonds; 2009 Series F-1	2,000,000	5.000%	4/1/2034	2,277,420
CALIFORNIA DEPARTMENT OF PUBLIC WORKS BOARD
Lease Revenue Bonds; 2009 Series I-1	3,000,000	6.125%	11/1/2029	3,553,620
CALIFORNIA DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series 2010L	1,000,000	5.000%	5/1/2019	1,144,210
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Revenue Bonds (Occidental College); Series 2005A	165,000	5.000%	10/1/2030	165,627
Revenue Bonds (University of Southern California); Series 2009A	2,500,000	5.250%	10/1/2038	2,791,325
CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Revenue Bonds (St. Joseph Health System); Series 2013C	1,000,000	5.000%	10/15/2019	1,147,400
CALIFORNIA STATE UNIVERSITY, TRUSTEES OF THE
Systemwide Revenue Bonds; Series 2012A	1,100,000	4.000%	11/1/2030	1,159,488
CALIFORNIA, STATE OF
Tax-Exempt Various Purpose General Obligation Bonds	3,000,000	5.000%	4/1/2038	3,239,910
CAMPBELL UNION HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds; 2009	2,000,000	5.000%	8/1/2030	2,264,920
EAST BAY MUNICIPAL UTILITY DISTRICT
Water System Revenue Bonds; 2015 Series B	2,050,000	5.000%	6/1/2026	2,528,634
EAST SIDE UNION HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds (2012 Crossover); 2006	2,975,000	5.250%	9/1/2023	3,661,361
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election of 1999 General Obligation Bonds; Series C	2,000,000	0.000%	8/1/2027	1,381,560
LA MIRADA REDEVELOPMENT AGENCY, SUCCESSOR AGENCY TO THE
Subordinate Tax Allocation Refunding Bonds; 2014 Series A	1,000,000	5.000%	8/15/2023	1,180,010
LOS ANGELES COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series G	865,000	5.000%	8/1/2028	1,030,673
LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Proposition A First Tier Senior Sales Tax Revenue Refunding Bonds; Series 2012-A	1,000,000	5.000%	7/1/2021	1,188,450
Proposition C Sales Tax Revenue Refunding Bonds; Senior Bonds; Series 2013-A	1,500,000	5.000%	7/1/2023	1,829,385
LOS ANGELES DEPARTMENT OF WATER AND POWER
Power System Revenue Bonds; 2011 Series A	1,500,000	5.000%	7/1/2018	1,678,020
Power System Revenue Bonds; 2013 Series A	500,000	5.000%	7/1/2017	539,735
Water System Revenue Bonds; 2012 Series A	1,985,000	5.000%	7/1/2037	2,245,392
LOS ANGELES, CITY OF
General Obligation Refunding Bonds; Series 2012-A	2,000,000	5.000%	9/1/2021	2,392,260
LOS ANGELES, HARBOR DEPARTMENT OF THE CITY OF
Revenue Bonds; 2014 Series C	290,000	4.000%	8/1/2023	330,191
LOS RIOS COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series B	2,500,000	5.000%	8/1/2032	2,845,950
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds; 2008 Authorization, Series C	1,000,000	5.000%	7/1/2035	1,124,540
MT. DIABLO UNIFIED SCHOOL DISTRICT
General Obligation Refunding Bonds; Election Of 2002, Series B	500,000	5.000%	7/1/2020	579,930
MT. SAN ANTONIO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2008, Series 2013A	2,345,000	5.000%	8/1/2034	2,655,408
PASADENA ELECTRIC REVENUE
Electric Revenue Refunding Bonds; Series 2010A	1,205,000	4.000%	6/1/2020	1,349,492
PERALTA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds; 2012	1,000,000	5.000%	8/1/2018	1,114,780
RANCHO SANTIAGO COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds; 2012	1,380,000	4.000%	9/1/2020	1,551,079
REGENTS OF THE UNIVERSITY OF CALIFORNIA
General Revenue Bonds; 2014 Series AM	925,000	5.000%	5/15/2029	1,092,092
RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY
Lease Revenue Bonds; 2008 Series A	3,000,000	6.000%	5/1/2022	3,378,510
ROSEVILLE FINANCE AUTHORITY
Electric System Revenue Refunding Bonds; Series 2013	750,000	5.000%	2/1/2025	887,948

See accompanying notes to financial statements.

California Tax-Free Income Fund	Portfolio of Investments (Continued)	8/31/2015

Security Description	Par Value	Rate	Maturity	Value (Note 1)
ROSEVILLE NATURAL GAS FINANCING AUTHORITY
Gas Revenue Bonds; Series 2007	$1,000,000	5.000%	2/15/2024	$1,113,530
ROSEVILLE WOODCREEK WEST
Special Tax Refunding Bonds; Series 2005	1,000,000	5.000%	9/1/2030	1,000,000
SACRAMENTO CITY FINANCING AUTHORITY
Capital Improvement Revenue Bonds; 2006 Series A	2,000,000	5.000%	12/1/2036	2,092,800
SACRAMENTO MUNICIPAL UTILITY DISTRICT
Electric Revenue Bonds; 1997 Series K	1,000,000	5.250%	7/1/2024	1,216,970
SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FINANCING AUTHORITY
Special Tax Revenue Bonds; 1996 Series A	1,575,000	6.000%	9/1/2016	1,664,397
SAN FRANCISCO, CITY AND COUNTY
General Obligation Bonds (Clean and Safe Neighborhood Parks Bonds, 2012); Series 2013A	1,000,000	4.000%	6/15/2033	1,058,690
General Obligation Refunding Bonds; Series 2011-R1	1,550,000	5.000%	6/15/2016	1,607,707
Second Series Revenue Refunding Bonds; Series 2010C-E	500,000	5.000%	5/1/2020	583,150
SAN FRANCISCO, PUBLIC UTILITIES COMMISSION OF THE CITY AND COUNTY OF
Whitewater Revenue Bonds, 2013 Series A	700,000	4.000%	10/1/2021	794,318
SAN MARINO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1998 Series B	1,440,000	5.250%	7/1/2016	1,499,746
SANTA ANA UNIFIED SCHOOL DISTRICT
Certificates of Participation; 2007	2,000,000	5.250%	4/1/2037	2,110,360
SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Bonds; 2008 Series A	2,065,000	5.000%	11/15/2016	2,177,045
SANTA CLARA VALLEY TRANSPORTATION AUTHORITY
2000 Measure A Sales Tax Revenue Refunding Bonds; 2015 Series A	1,000,000	5.000%	4/1/2034	1,163,590
SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Election of 2004, Series 2005	2,500,000	0.000%	8/1/2029	1,458,800
SANTA MONICA - MALIBU UNIFIED SCHOOL DISTRICT
General Obligation Bonds; Election of 2006, Series A	2,000,000	5.000%	8/1/2032	2,166,960
SONOMA COUNTY JUNIOR COLLEGE DISTRICT
Unrefunded; Election 2002 Series B	220,000	5.000%	8/1/2027	220,768
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Windy Point/Windy Flats Project Revenue Bonds; 2010-1	1,000,000	5.000%	7/1/2023	1,166,960
WEST VALLEY-MISSION COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2004, 2006 Series A (Refunded)	1,680,000	5.000%	8/1/2030	1,752,895
General Obligation Bonds; Election of 2004, 2006 Series A (Non-Refunded)	320,000	5.000%	8/1/2030	332,144
WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; 2001 Election, Series B	3,595,000	0.000%	9/1/2029	2,149,235
YUBA COUNTY LEVEE FINANCING AUTHORITY
Revenue Bonds; 2008 Series A	1,305,000	5.000%	9/1/2038	1,384,070

Total Municipal Bonds (Cost $79,049,829)				83,537,185

See accompanying notes to financial statements.

California Tax-Free Income Fund	Portfolio of Investments (Continued)	8/31/2015

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Variable Rate Demand Notes* (4.37%)

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
Pollution Control Revenue Refunding Bonds; Series 2002	$350,000	0.010%	9/1/2015	$350,000
IRVINE, CITY OF
Assessment District No. 00-18 Limited Obligation Improvement Bonds; Adjustable Rate Series A	938,000	0.010%	9/1/2015	938,000
Assessment District No. 94-15 Limited Obligation Improvement Bonds	1,411,000	0.010%	9/1/2015	1,411,000
Assessment District No. 94-13 Limited Obligation Improvement Bonds; Adjustable Rate Series	1,200,000	0.010%	9/1/2015	1,200,000

Total Variable Rate Demand Notes (Cost $3,899,000)				3,899,000

Total Investments (Cost $82,948,829) (a) (98.01%)				$87,436,185
Other Net Assets (1.99%)				1,776,959
Net Assets (100.00%)				$89,213,144

(a) Aggregate cost for federal income tax purposes is $82,907,388. At August 31, 2015, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$4,684,852
Unrealized depreciation	(156,055)
Net unrealized appreciation	$4,528,797

* Stated maturity reflects next reset date.

U.S. Government Securities Fund	Portfolio of Investments	8/31/2015

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Government National Mortgage Association (8.82%)
	$5,591	6.000%	5/15/2016	$5,619
	3,800	10.000%	9/15/2018	3,878
	121,551	5.000%	7/15/2020	128,758
	54,624	5.500%	1/15/2025	61,304
	182,652	6.000%	1/15/2026	205,339
	386,040	5.500%	4/15/2036	436,189
	301,198	5.000%	3/15/2038	332,969
	129,058	6.000%	6/15/2038	146,128
	863,951	3.500%	11/20/2044	902,429
Total Government National Mortgage Association (Cost $2,085,448)				2,222,613

United States Treasury Bills DN (a) (0.40%)
	100,000	0.000%	9/3/2015	100,000
Total United States Treasury Bills (Cost $100,000)				100,000

United States Treasury Notes (83.35%)
	2,200,000	1.500%	6/30/2016	2,220,898
	3,100,000	2.500%	6/30/2017	3,200,852
	1,600,000	2.875%	3/31/2018	1,677,739
	3,000,000	3.750%	11/15/2018	3,247,794
	1,900,000	2.750%	2/15/2019	1,997,413
	1,900,000	2.625%	8/15/2020	1,993,851
	1,900,000	3.625%	2/15/2021	2,091,300
	2,800,000	2.000%	2/15/2022	2,823,845
	1,700,000	2.500%	8/15/2023	1,755,350
Total United States Treasury Notes (Cost $20,632,992)				21,009,042

See accompanying notes to financial statements.

U.S. Government Securities Fund	Portfolio of Investments (Continued)	8/31/2015

Security Description	Par Value	Rate	Maturity	Value (Note 1)
United States Treasury Bonds (6.66%)
	$1,300,000	4.500%	5/15/2038	$1,678,548
Total United States Treasury Bonds (Cost $1,551,007)				1,678,548

Total Investments (Cost $24,369,447) (a) (99.23%)				25,010,203
Other Net Assets (0.77%)				194,229
Net Assets (100.00%)				$25,204,432

(a) Aggregate cost for federal income tax purposes is $24,369,447. At August 31, 2015, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$651,507
Unrealized depreciation	(10,751)
Net unrealized appreciation	$640,756

Short-Term U.S. Government Bond Fund	Portfolio of Investments	8/31/2015

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Government National Mortgage Association (3.06%)
	$75,217	2.250%	6/20/2034	$77,891
	123,306	1.625%	11/20/2034	127,889
Total Government National Mortgage Association (Cost $199,555)				205,780

United States Treasury Notes (94.46%)
	1,700,000	2.000%	1/31/2016	1,712,485
	800,000	1.500%	6/30/2016	807,599
	700,000	0.875%	1/31/2017	702,885
	1,000,000	2.375%	7/31/2017	1,031,126
	1,200,000	0.875%	1/31/2018	1,198,812
	400,000	1.125%	6/15/2018	401,148
	500,000	1.250%	1/31/2019	500,492
Total United States Treasury Notes (Cost $6,347,980)				6,354,547

Total Investments (Cost $6,547,535) (a) (97.52%)				6,560,327
Other Net Assets (2.48%)				166,550
Net Assets (100.00%)				$6,726,877

(a) Aggregate cost for federal income tax purposes is $6,547,535. At August 31, 2015, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$16,537
Unrealized depreciation	(3,745)
Net unrealized appreciation	$12,792

See accompanying notes to financial statements.

The United States Treasury Trust	Portfolio of Investments	8/31/2015

Security Description	Par Value	Maturity	Value (Note 1)
United States Treasury Bills DN (b) (100.13%)
	$18,800,000	9/3/2015	$18,799,963
	30,000,000	9/10/2015	29,999,609
	25,400,000	9/17/2015	25,399,633
	2,900,000	12/10/2015	2,898,931
	6,400,000	1/7/2016	6,396,658
	5,500,000	3/3/2016	5,494,303
Total United States Treasury Bills DN (Cost $88,989,097)			88,989,097

Total Investments (Cost $88,989,097) (a) (100.13%)			88,989,097
Liabilities in Excess of Other Assets (-0.13%)			(113,983)
Net Assets (100.00%)			$88,875,114

(a) Aggregate cost for federal income tax purposes is $88,989,097.

(b) Discount Note. Yield to maturity is between 0.04% - 0.17%.

S&P 500 Index Fund	Portfolio of Investments	8/31/2015

Security Description	Shares	Value (Note 1)
Common Stock (99.57%)

Basic Materials (2.59%)
Air Products & Chemicals, Inc.	1,615	$225,341
Airgas, Inc.	499	48,163
Alcoa, Inc.	7,435	70,261
CF Industries Holdings, Inc.	1,795	102,997
Dow Chemical Co.	8,728	381,936
Eastman Chemical Co.	1,048	75,938
Ecolab, Inc.	1,937	211,404
EI Du Pont de Nemours & Co.	6,896	355,144
FMC Corp.	1,102	46,626
Freeport-McMoRan, Inc.	6,887	73,278
International Paper Co.	3,175	136,970
Int'l. Flavors & Fragrance, Inc.	683	74,823
LyondellBasell Industries NV	2,971	253,664
Monsanto Co.	3,626	354,079
Mosaic Co./The	2,068	84,436
Newmont Mining Corp.	3,766	64,286
Nucor Corp.	2,404	104,069
PPG Industries, Inc.	2,102	200,300
Praxair, Inc.	2,168	229,266
Sherwin Williams Co.	628	160,649
Sigma-Aldrich Corp.	928	129,372
United States Steel Corp.	1,093	17,903
Total Basic Materials		3,400,905

Communications (12.06%)
Amazon.Com, Inc.*	2,799	1,435,579
AT&T Inc.	46,087	1,530,072
Cablevision Systems Corp.	1,680	42,286
CBS Corp.	3,433	155,309
CenturyLink, Inc.	4,581	123,870
Cisco Systems, Inc.	39,132	1,012,736
Comcast Corp.	19,068	1,074,100
Discovery Communications, Inc. Class A*	1,878	49,955
Discovery Communications, Inc. Class C*	1,878	47,626
EBay, Inc.*	8,321	225,582
Expedia, Inc.	689	79,228
F5 Networks, Inc.*	602	73,089
Facebook, Inc. Class A*	15,753	$1,408,791
Frontier Communications	7,522	38,137
Google, Inc. Class A*	2,080	1,347,466
Google, Inc. Class C*	2,085	1,289,051
Interpublic Group Co.'s Inc.	3,241	61,190
Juniper Networks, Inc.	2,718	69,880
Level 3 Communications, Inc.*	2,152	96,259
Motorola Solutions, Inc.	1,430	92,693
Netflix, Inc.*	2,891	332,552
News Corp.*	3,745	51,044
Nielsen NV	1,879	84,987
Omnicom Group, Inc.	1,982	132,754
Priceline Group, Inc.*	361	450,759
Scripps Networks Interactive	635	33,712
Symantec Corp.	5,172	105,974
Tegna, Inc.	1,702	40,491
Time Warner Cable, Inc.	2,282	424,498
Time Warner, Inc.	6,232	443,095
TripAdvisor, Inc.*	850	59,415
Twenty-First Century Fox, Inc.	13,721	375,818
VeriSign, Inc.*	1,159	79,901
Verizon Communications, Inc.	31,159	1,433,626
Viacom, Inc.	2,740	111,710
Walt Disney Co.	11,733	1,195,358
Yahoo! Inc.*	6,533	210,624
Total Communications		15,819,217

Consumer, Cyclical (10.71%)
Advanced Auto Parts, Inc.	548	96,037
American Airlines Group, Inc.	5,382	209,790
AutoNation, Inc.*	284	16,995
AutoZone, Inc.*	275	196,897
Bed Bath & Beyond, Inc.*	1,720	106,829
Best Buy Co. Inc.	1,956	71,863
BorgWarner, Inc.	1,664	72,617
Carmax, Inc.*	1,689	103,029
Carnival Corp.	3,334	164,133
Chipotle Mexican Grill, Inc. Class A*	234	166,142
Coach, Inc.	2,156	65,219
Costco Wholesale Corp.	3,160	442,558
CVS CaremarkCorp.	8,444	864,666
D R Horton, Inc.	2,495	$75,773
Darden Resturants, Inc.	933	63,453
Delphi Automotive PLC	2,173	164,105
Delta Air Lines, Inc.	6,380	279,316
Dollar General Corp.	1,932	143,915
Dollar Tree, Inc.*	1,907	145,428
Fastenal Co.	2,014	77,620
Ford Motor Co.	27,615	383,020
Fossil Group, Inc.*	377	23,216
GameStop Corp. Class A	908	38,572
Gap, Inc.	2,194	71,985
General Motors Co.	10,151	298,845
Genuine Parts Company	1,170	97,683
Goodyear Tire & Rubber Co.	1,847	54,985
Hanesbrands, Inc.	3,007	90,541
Harley Davidson, Inc.	1,765	98,928
Harman International Ind. Inc.	529	51,704
Hasbro, Inc.	950	70,861
Home Depot, Inc.	9,889	1,151,673
Johnson Controls, Inc.	5,136	211,295
Kohls Corp.	1,587	80,985
L Brands, Inc.	1,787	149,929
Leggett & Platt, Inc.	1,017	45,175
Lennar Corp.	1,300	66,170
Lowe's Cos. Inc.	7,300	504,941
Macy's, Inc.	2,961	173,544
Marriott International, Inc./DE	1,935	136,727
Mattel, Inc.	2,508	58,762
McDonald's Corp.	7,400	703,148
Michael Kors Holdings Ltd.*	1,328	57,715
Mohawk Industries, Inc.*	459	90,409
Newell Rubbermaid, Inc.	2,365	99,637
NIKE, Inc.	5,334	596,075
Nordstrom, Inc.	1,123	81,844
O'Reilly Automotive, Inc.*	874	209,821
PACCAR, Inc.	2,601	153,381
PulteGroup, Inc.	2,804	58,015
PVH Corp.	574	68,295
Ralph Lauren Corp.	449	49,924
Ross Stores, Inc.	3,322	161,516
Royal Caribbean Cruises Ltd.	1,236	108,966
Signet Jewelers Ltd.	600	82,800

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Continued)	8/31/2015

Security Description	Shares	Value (Note 1)
Southwest Airlines Co.	5,662	$207,795
Staples, Inc.	5,524	78,496
Starbucks Corp.	10,948	598,965
Starwood Hotels/Resorts WrldWd	1,427	101,988
Target Corp.	4,818	374,407
Tiffany & Co.	950	78,138
TJX Cos. Inc.	5,416	380,853
Tractor Supply Co.	1,050	89,576
Under Armour, Inc. Class A*	1,210	115,591
Urban Outfitters, Inc.*	803	24,781
VF Corp.	2,588	187,449
Walgreens Boots Alliance, Inc.	6,346	549,246
Wal-Mart Stores, Inc.	11,851	767,115
Whirlpool Corp.	570	95,817
WW Grainger, Inc.	441	98,537
Wyndham Worldwide Corp.	1,139	87,111
Wynn Resorts Ltd.	526	39,476
Yum! Brands, Inc.	3,354	267,549
Total Consumer, Cyclical		14,050,362

Consumer, Non-Cyclical (24.25%)
Abbott Laboratories	11,424	517,393
AbbVie, Inc.	11,424	712,972
ADT Corp.	1,732	56,775
Aetna, Inc.	2,841	325,351
Alexion Pharmaceuticals, Inc.*	1,383	238,139
Allergan PLC*	2,930	889,958
Altria Group, Inc.	14,863	796,360
Amerisource Bergen Corp.	1,565	156,563
Amgen, Inc.	5,671	860,744
Anthem, Inc.	2,002	282,382
Archer-Daniels-Midland Co.	4,902	220,541
Automatic Data Processing, Inc.	3,564	275,568
Avery Dennison Corp.	891	51,749
Baxalta, Inc.*	4,026	141,514
Baxter International, Inc.	4,026	154,800
Becton Dickinson and Co.	1,588	223,940
Biogen Idec, Inc.*	1,739	517,005
Boston Scientific Corp.*	11,526	192,945
Bristol-Myers Squibb Co.	12,265	729,400
Brown-Forman Corp.	1,081	106,046
Campbell Soup Co.	1,449	69,538
Cardinal Health, Inc.	2,511	206,580
Celgene Corp.*	6,007	709,307
Cigna Corp.	2,081	292,984
Cintas Corp.	801	68,077
Clorox Co.	943	104,833
Coca-Cola Co.	28,487	1,120,109
Coca-Cola Enterprises, Inc.	2,036	104,834
Colgate-Palmolive Co.	6,558	411,908
Conagra Foods, Inc.	2,987	124,498
Constellation Brands, Inc.	1,083	138,624
CR Bard, Inc.	610	118,212
Danaher Corp.	4,166	362,525
DaVita HealthCare Partners, Inc.*	1,224	92,583
DENTSPLY International, Inc.	1,160	60,796
Dr Pepper Snapple Group, Inc.	1,620	124,303
Edwards Lifesciences Corp.*	858	120,875
Eli Lilly & Co.	7,419	610,955
Endo International PLC*	1,332	102,564
Equifax, Inc.	870	85,173
Estee Lauder Cos. Inc.	1,800	143,586
Express Scripts Holding Co.*	5,454	455,954
General Mills, Inc.	4,683	265,807
Gilead Sciences, Inc.	11,004	$1,156,190
H&R Block, Inc.	1,994	67,836
HCA Holdings, Inc.*	2,209	191,344
Henry Schein, Inc.*	628	85,917
Hershey Co.	1,114	99,725
Hormel Foods Corp.	1,064	65,010
Hospira, Inc.*	1,350	121,460
Humana, Inc.	1,191	217,703
Intuitive Surgical, Inc.*	285	145,621
JM Smucker Co.	823	96,884
Johnson & Johnson	20,958	1,969,632
Kellogg Co.	1,816	120,364
Keurig Green Mountain, Inc.	971	54,959
Kimberly-Clark Corp.	2,926	311,707
Kraft Heinz Company	4,282	311,130
Kroger Co.	8,014	276,483
Laboratory Corp of America Hld*	705	83,056
Mallinckrodt PLC*	874	75,374
Mastercard, Inc.	7,325	676,610
Mccormick & Co. Inc./MD	975	77,298
Mcgraw Hill Financial, Inc.	2,019	195,823
McKesson Corp.	1,736	342,999
Mead Johnson Nutrition Co. Class A	1,560	122,210
Medtronic PLC	10,936	790,563
Merck & Co. Inc.	21,298	1,146,897
Molson Coors Brewing Co.	1,200	81,708
Mondelez International, Inc. Class A	12,847	544,199
Monster Beverage Corp.*	1,129	156,321
Moody's Corp.	1,498	153,260
Mylan NV*	3,101	153,779
Patterson Cos. Inc.	758	34,739
Paypal Holdings*	8,321	291,235
PepsiCo, Inc.	11,411	1,060,424
Perrigo Co. PLC	677	123,871
Pfizer, Inc.	45,992	1,481,862
Philip Morris Int'l Inc.	11,608	926,318
Procter & Gamble Co.	20,266	1,432,198
Quanta Services, Inc.*	1,601	38,808
Quest Diagnostics, Inc.	1,168	79,190
Regeneron Pharmaceuticals, Inc.*	562	288,587
Reynolds American, Inc.	3,363	281,651
Robert Half International, Inc.	1,032	52,663
St. Jude Medical, Inc.	2,310	163,571
Stryker Corp.	2,155	212,591
Sysco Corp.	4,516	180,053
Tenet Healthcare Corp.*	766	37,710
Total System Services, Inc.	1,190	54,538
Tyson Foods, Inc.	2,328	98,428
United Rentals, Inc.*	724	50,195
UnitedHealth Group, Inc.	7,156	827,949
Universal Health Services, Inc.	683	93,667
Varian Medical Systems, Inc.*	875	71,094
Vertex Pharmaceuticals, Inc.*	1,731	220,737
Western Union Co.	4,688	86,447
Whole Foods Market, Inc.	2,358	77,248
Zimmer Biomet Holdings, Inc.	1,338	138,563
Zoetis, Inc. Class A	3,718	166,827
Total Consumer, Non-Cyclical		31,807,996

Diversified (0.02%)
Leucadia National Corp.	1,447	31,053
Total Diversified		31,053

Energy (7.21%)
Anadarko Petroleum Corp.	3,750	$268,425
Apache Corp.	2,792	126,310
Baker Hughes, Inc.	3,384	189,504
Cabot Oil & Gas Corp.	3,164	74,892
Cameron International Corp.*	1,865	124,507
Chesapeake Energy Corp.	3,818	29,819
Chevron Corp. (c)	14,364	1,163,340
Cimarex Energy	657	72,605
Columbia Pipeline Group	2,050	51,988
ConocoPhillips	8,936	439,204
CONSOL Energy, Inc.	1,500	22,845
Devon Energy Corp.	2,767	118,040
Diamond Offshore Drilling, Inc.	576	13,657
Ensco PLC	1,707	30,914
EOG Resources, Inc.	3,850	301,494
EQT Corp.	1,085	84,435
Exxon Mobil Corp. (c)	31,478	2,368,406
First Solar, Inc.*	370	17,701
FMC Technologies, Inc.*	1,793	62,361
Halliburton Co.	6,883	270,846
Helmerich & Payne, Inc.	805	47,503
Hess Corp.	1,823	108,377
Kinder Morgan, Inc.	12,787	414,427
Marathon Oil Corp.	5,187	89,683
Marathon Petroleum Corp.	4,098	193,876
Murphy Oil Corp.	1,357	42,067
National Oilwell Varco, Inc.	3,192	135,117
Newfield Exploration Co.*	988	32,910
Noble Energy, Inc.	2,616	87,401
Occidental Petroleum Corp.	5,892	430,175
ONEOK, Inc.	1,546	55,671
Phillips 66	4,078	322,447
Pioneer Natural Resources Co.	880	108,293
Range Resources Corp.	1,202	46,421
Schlumberger Ltd.	9,690	749,715
Southwestern Energy Co.*	2,561	41,591
Spectra Energy Corp.	4,856	141,164
Tesoro Corp.	1,028	94,586
Transocean Ltd.	2,519	35,845
Valero Energy Corp.	4,032	239,259
Williams Cos. Inc.	4,450	214,490
Total Energy		9,462,311

Financial (16.87%)
ACE Ltd.	2,500	255,400
Affiliated Managers Group*	409	76,254
Aflac, Inc.	3,445	201,877
Alliance Data Systems Corp*	400	102,876
Allstate Corp.	3,124	182,067
American Express Co.	6,577	504,587
American Int'l Group Inc.	10,299	621,442
American Tower Corp.	2,860	263,663
Ameriprise Financial, Inc.	1,369	154,245
Aon PLC	2,362	220,705
Apartment Invstmt & Mgmt Co.	1,070	38,552
Assurant, Inc.	596	44,313
AvalonBay Communities, Inc.	686	113,231
Bank of America Corp.	77,978	1,274,161
Bank of New York Mellon Corp.	8,692	345,942
BB&T Corp.	5,247	193,719
Berkshire Hathaway, Inc.*	13,493	1,808,602
Blackrock, Inc. Class A	941	284,624
Boston Properties, Inc.	1,078	122,224
Capital One Financial Corp.	4,021	312,633
Care Capital Properties, Inc.*	—	8

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Continued)	8/31/2015

Security Description	Shares	Value (Note 1)
CBRE Group, Inc. Class A*	2,058	$65,897
Charles Schwab Corp.	7,272	220,923
Chubb Corp.	1,969	237,875
Cincinnati Financial Corp.	1,179	61,697
Citigroup, Inc.	22,616	1,209,504
CME Group, Inc./IL Class A	2,250	212,490
Comerica, Inc.	1,331	58,564
Crown Castle International Corp.	2,156	179,789
Discover Financial Services	3,788	203,529
E*Trade Financial Corp.*	1,181	31,048
Equinix, Inc.	423	114,113
Equity Residential	2,164	154,185
Essex Property Trust, Inc.	463	99,369
Fifth Third Bancorp	6,069	120,894
Franklin Resources, Inc.	3,105	126,001
General Growth Properties, Inc.	4,119	104,540
Genworth Financial, Inc. Class A*	3,728	19,311
Goldman Sachs Group, Inc.	3,040	573,344
Hartford Fin'l Svcs Grp, Inc.	2,922	134,266
HCP, Inc.	3,020	111,921
Health Care REIT, Inc.	1,873	118,655
Host Hotels & Resorts, Inc.	5,173	91,717
Hudson City Bancorp, Inc.	3,497	32,522
Huntington Bancshares, Inc./OH	5,456	59,525
Intercontinental Exchange, Inc.	849	193,920
Invesco Ltd.	3,410	116,315
Iron Mountain, Inc.	1,369	38,797
JPMorgan Chase & Co.	27,735	1,777,814
KeyCorp	6,704	92,113
Kimco Realty Corp.	2,994	69,012
Legg Mason, Inc.	743	32,937
Lincoln National Corp.	2,305	117,071
Loews Corp.	2,394	87,261
M&T Bank Corp.	918	108,544
Macerich Co.	1,011	77,018
Marsh & McLennan Co.'s, Inc.	4,025	216,263
MetLife, Inc.	7,704	385,970
Morgan Stanley	10,374	357,384
Nasdaq OMX Group, Inc.	1,127	57,691
Navient Corp.	3,621	46,313
Northern Trust Corp.	1,610	112,442
People's United Financial, Inc.	2,887	44,749
Plum Creek Timber Co. Inc.	1,188	45,726
PNC Financial Services Grp, Inc.	3,945	359,468
Principal Financial Group, Inc.	2,041	102,764
Progressive Corp.	4,123	123,525
Prologis, Inc.	3,315	125,970
Prudential Financial, Inc.	3,541	285,759
Public Storage	1,035	208,314
Realty Income Corp.	1,688	75,437
Regions Financial Corp.	9,066	86,943
Simon Property Group, Inc.	2,175	390,021
SL Green Realty Corp.	740	76,597
State Street Corp.	3,093	222,449
SunTrust Banks, Inc.	3,809	153,769
T. Rowe Price Group, Inc.	1,965	141,244
Torchmark Corp.	1,176	68,749
Travelers Cos, Inc.	2,411	240,015
Unum Group	2,266	76,002
US Bancorp/MN	13,884	587,987
Ventas, Inc.	2,081	114,497
Visa, Inc. Class A	14,557	1,037,914
Vornado Realty Trust	1,244	108,464
Wells Fargo & Co. (c)	35,184	1,876,366
Weyerhaeuser Co.	3,870	108,128
XL Group PLC	2,249	$83,865
Zions Bancorporation	1,054	30,566
Total Financial		22,124,957

Industrial (9.82%)
3M Co.	4,679	665,073
Agilent Technologies, Inc.	2,633	95,604
Allegion PLC	703	41,906
AMETEK, Inc.	1,816	97,737
Amphenol Corp.	2,372	124,198
Ball Corp.	1,134	74,742
Boeing Co.	4,978	650,525
C H Robinson Worldwide, Inc.	1,280	86,310
Caterpillar, Inc.	4,752	363,243
Corning, Inc.	9,540	164,183
CSX Corp.	7,645	209,320
Cummins, Inc.	1,302	158,519
Deere & Co.	2,547	208,294
Dover Corp.	1,334	82,641
Eaton Corp. PLC	3,484	198,797
Emerson Electric Co.	5,336	254,634
Expeditors Int'l of Washington	1,549	75,855
FedEx Corp.	2,148	323,510
FLIR Systems, Inc.	1,158	33,154
Flowserve Corp.	1,128	50,907
Fluor Corp.	1,298	59,215
Garmin Ltd.	806	30,314
General Dynamics Corp.	2,440	346,553
General Electric Co.	75,529	1,874,631
Harris Corp.	833	63,991
Honeywell International, Inc.	5,633	559,188
Illinois Tool Works, Inc.	2,619	221,384
Ingersoll-Rand PLC	2,109	116,607
Jacobson Engineering Group, Inc.*	962	38,874
JB Hunt Transport Services, Inc.	690	50,218
Joy Global, Inc.	784	18,988
Kansas Cty Southern	811	75,212
L3 Communications Holdings, Inc.	719	75,833
Lockheed Martin Corp.	1,981	398,538
Martin Marietta Materials, Inc.	463	77,691
Masco Corp.	2,627	68,906
Norfolk Southern Corp.	2,398	186,828
Northrop Grumman Corp.	1,488	243,645
Owens-Illinois, Inc.*	1,395	29,086
Parker Hannifin Corp.	1,096	117,995
Pentair PLC	1,542	85,257
PerkinElmer, Inc.	1,021	49,702
Precision Castparts Corp.	1,073	247,058
Raytheon Co.	2,443	250,554
Republic Services, Inc.	2,203	90,279
Rockwell Automation, Inc.	1,085	121,336
Rockwell Collins, Inc.	1,079	88,316
Roper Industies, Inc.	694	112,490
Ryder System, Inc.	477	39,100
Sealed Air Corp.	1,582	81,394
Snap-On, Inc.	424	67,742
Stanley Black & Decker, Inc.	1,237	125,580
Stericycle, Inc.*	642	90,612
TE Connectivity Ltd.	3,236	191,862
Textron Inc.	2,069	80,277
Thermo Fisher Scientific, Inc.	2,658	333,233
Tyco International PLC	3,464	125,709
Union Pacific Corp.	6,613	566,999
United Parcel Service, Inc. Class B	5,289	$516,471
United Technologies Corp.	6,172	565,417
Vulcan Materials Co.	956	89,501
Waste Management, Inc.	3,352	167,801
Waters Corp.*	682	82,781
Westrock Co.	996	59,113
Xylem, Inc.	1,498	48,610
Total Industrial		12,890,043

Technology (13.24%)
Accenture PLC Class A	4,670	440,241
Adobe Systems, Inc.*	3,587	281,831
Akamai Technologies, Inc.*	1,400	99,834
Altera Corp.	2,432	118,074
Analog Devices, Inc.	2,227	124,400
Apple, Inc. (c)	43,710	4,928,737
Applied Materials, Inc.	9,105	146,454
Autodesk, Inc.*	1,669	78,026
Avago Technologies Ltd.	1,878	236,572
Broadcom Corp.	3,543	183,067
CA, Inc.	2,646	72,209
Cerner Corp.*	2,120	130,931
Citrix Systems, Inc.*	1,348	91,812
Cognizant Technology Solutions Class A*	4,408	277,440
Computer Sciences Corp.	1,256	77,859
Dun & Bradstreet Corp.	396	41,964
Electronic Arts, Inc.*	2,629	173,908
EMC Corp./MA	14,917	370,986
Fidelity National Information	1,851	127,830
Fiserv, Inc.*	2,114	180,261
Hewlett Packard Co.	14,359	402,914
Intel Corp.	36,299	1,035,973
Int'l Business Machines Corp.	6,898	1,020,145
Intuit, Inc.	2,031	174,158
KLA-Tencor Corp.	1,304	65,343
Lam Research Corp.	1,341	97,585
Linear Technology Corp.	1,694	68,234
Microchip Technology, Inc.	1,401	59,543
Micron Technology, Inc.*	6,485	106,419
Microsoft Corp.	61,563	2,679,222
NetApp, Inc.	2,586	82,649
NVIDIA Corp.	4,572	102,779
Oracle Corp.	24,056	892,237
Paychex, Inc.	2,454	109,596
Pitney Bowes, Inc.	1,820	36,054
Qorvo, Inc.*	1,120	62,171
QUALCOMM, Inc.	12,533	709,117
Red Hat, Inc.*	1,433	103,477
Salesforce.com, Inc.*	3,760	260,794
Sandisk Corp.	1,741	94,989
Seagate Technology PLC	2,601	133,691
Skyworks Solutions, Inc.	1,431	124,998
Teradata Corp.*	1,256	36,713
Texas Instruments, Inc.	8,319	397,981
Western Digital Corp.	1,637	134,169
Xerox Corp.	10,310	104,853
Xilinx, Inc.	2,112	88,472
Total Technology		17,366,712

Utilities (2.80%)
AES Corp./VA	4,674	56,088
AGL Resources, Inc.	850	51,842
Ameren Corp.	1,808	72,844
American Electric Power, Inc.	3,645	197,887

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Continued)	8/31/2015

Security Description	Shares	Value (Note 1)
Centerpoint Energy, Inc.	2,979	$55,469
CMS Energy Corp.	2,062	67,592
Consolidated Edison, Inc.	2,227	140,101
Dominion Resources, Inc./VA	4,251	296,507
DTE Energy Co.	1,258	98,199
Duke Energy Corp.	5,180	367,315
Edison International	2,433	142,282
Entergy Corp.	1,304	85,190
Eversource Energy	2,274	107,424
Exelon Corp.	6,183	190,189
FirstEnergy Corp.	3,123	99,811
NextEra Energy, Inc.	3,154	310,385
NiSource, Inc.	2,050	34,420
NRG Energy, Inc.	1,956	38,964
Pepco Holdings, Inc.	1,700	39,066
PG&E Corp.	2,830	140,311
Pinnacle West Capital Corp.	806	47,981
PPL Corp.	4,208	130,406
Public Service Enterprise, Inc.	3,861	155,405
SCANA Corp.	845	44,692
Sempra Energy	1,653	156,787
Southern Co.	6,412	278,345
TECO Energy, Inc.	1,498	$31,563
WEC Energy Group, Inc.	2,388	113,788
Xcel Energy, Inc.	3,728	125,745
Total Utilities		3,676,598

Total Common Stock (Cost $63,461,324)		130,630,154

Right/Warrant (0%)
Safeway, Inc. CVR-Non Tradable, 01/17**	1,746	85
Safeway, Inc. CVR-Non Tradable, 01/19**	1,746	1,772
Total Right/Warrant (Cost $2009)		1,857

Total Investments (Cost $63,463,333) (a) (99.57%)		130,632,011
Other Net Assets (0.43%)		569,137
Net Assets (100.00%)		$131,201,148

* Non-income producing security.
** These securities have been fair valued and deemed to be illiquid by the Advisor. At August 31, 2015, the fair value was $1,857, or 0% of net assets.
(a) Aggregate cost for federal income tax purpose is $63,925,337. At August 31, 2015, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$70,798,590
Unrealized depreciation	(4,091,916)
Net unrealized appreciation	$66,706,674

(b) Futures contracts at August 31, 2015: Contracts - $50 times premium / delivery month / commitment / exchange

S&P 500 E-mini	Value at Trade Date	Notional Value	Unrealized Depreciation
5 / SEP 2015 / Long / CME	$514,738	$492,300	$(22,438)

(c) A portion of these shares have been pledged in connection with obligations for futures contracts.

S&P MidCap Index Fund	Portfolio of Investments	8/31/2015

Security Description	Shares	Value (Note 1)
Common Stock (97.65%)

Basic Materials (4.67%)
Albemarle Corp.	10,773	$487,047
Ashland, Inc.	6,113	641,683
Cabot Corp.	6,690	226,590
Carpenter Technology Corp.	4,953	193,167
Commercial Metals Co.	12,146	190,692
Compass Minerals International	3,460	280,260
Cytec Industries, Inc.	6,904	512,277
Domtar Corp.	6,701	269,447
Minerals Technologies, Inc.	3,557	191,331
NewMarket Corp.	1,020	390,905
Olin Corp.	8,099	161,656
PolyOne Corp.	8,709	282,781
Reliance Steel & Aluminum Co.	7,479	434,679
Royal Gold, Inc.	6,245	300,509
RPM International, Inc.	12,787	560,710
Sensient Technologies Corp.	4,970	323,796
Steel Dynamics, Inc.	23,032	448,663
United States Steel Corp.	13,937	228,288
Valspar Corp.	7,303	535,310
Worthington Industries, Inc.	5,239	134,066
Total Basic Materials		6,793,857

Communications (2.48%)
AMC Networks, Inc.*	5,664	409,960
ARRIS Group, Inc.*	12,621	333,447
Cable One, Inc.*	421	174,858
Ciena Corp.*	11,260	251,774
FactSet Research Systems, Inc.	3,719	587,304
InterDigital, Inc.	3,831	189,520
John Wiley & Sons, Inc.	4,836	249,344
Meredith Corp.	3,759	177,500
Neustar, Inc. Class A*	5,782	161,607
New York Times Co.	14,132	171,845
Plantronics, Inc.	4,417	234,808
Polycom, Inc.*	14,123	$151,963
Telephone & Date Systems, Inc.	10,202	290,145
Time, Inc.	11,230	233,247
Total Communications		3,617,322

Consumer, Cyclical (13.76%)
Alaska Air Group, Inc.	12,604	943,535
American Eagle Outfitters, Inc.	18,564	315,959
Ascena Retail Group, Inc.*	17,057	205,880
Big Lots, Inc.	5,120	245,709
Brinker International, Inc.	6,088	323,455
Brunswick Corp.	8,905	442,668
Buffalo Wild Wings, Inc.*	1,802	341,803
Cabela's, Inc. Class A*	4,908	220,713
Carter's, Inc.	5,068	498,235
Casey's General Stores, Inc.	3,675	389,036
Cheesecake Factory, Inc.	4,749	257,728
Chico's FAS, Inc.	15,751	234,847
Cinemark Holdings, Inc.	9,976	354,647
Copart, Inc.*	10,892	381,438
Cracker Barrel Old Country Store, Inc.	2,273	327,721
CST Brands, Inc.	6,833	237,242
Dana Holding Corp.	16,229	284,657
Deckers Outdoor Corp.*	3,569	229,808
Dick's Sporting Goods, Inc.	9,398	471,122
Domino's Pizza, Inc.	5,269	558,198
Dreamworks Animation SKG, Inc. Class A*	7,419	147,935
Dunkin' Brands Group, Inc.	9,507	476,871
Foot Locker, Inc.	14,074	996,298
Guess? Inc.	6,504	143,803
Herman Miller, Inc.	6,124	166,022
HNI Corp.	4,649	217,294
HSN, Inc.	3,343	203,288
Ingram Micro, Inc.	14,938	404,222
International Speedway Corp. Class A	2,678	$85,937
Jack In The Box Inc.	3,547	277,304
Jarden Corp.*	17,140	879,968
JC Penney Co. Inc.*	31,426	286,291
JetBlue Airways Corp.*	23,748	530,055
Kate Spade & Co.*	12,177	230,876
KB Home	8,723	127,792
LKQ Corp.*	29,031	870,640
MDC Holdings, Inc.	3,741	106,581
MSC Industrial Direct Co. Inc.	4,839	327,552
NVR, Inc.*	385	585,181
Office Depot, Inc.*	46,441	368,277
Panera Bread Co.*	2,454	437,548
Polaris Industries, Inc.	5,852	759,999
Scotts Miracle-Gro Co.	4,332	269,407
Sketchers USA, Inc. Class A*	3,900	548,886
Tempur Sealy International, Inc.*	6,278	458,420
Thor Industries, Inc.	4,449	242,826
Toll Brothers, Inc.*	15,510	573,405
Tupperware Brands Corp.	4,825	247,185
Vista Outdoor, Inc.*	6,584	307,868
Watsco, Inc.	2,811	344,235
Wendy's Co.	28,361	258,369
Williams Sonoma, Inc. (c)	8,204	623,750
World Fuel Services Corp.	6,903	266,801
Total Consumer, Cyclical		20,035,287

Consumer, Non-Cyclical (17.90%)
Aaron's, Inc.	6,634	249,770
Akorn, Inc.*	7,128	283,623
Align Technology, Inc.*	6,922	391,785
Apollo Education Group, Inc. Class A*	10,066	111,833
Avon Products, Inc.	42,350	219,797
Bio-Rad Laboratories, Inc.*	2,113	294,404
Boston Beer Co, Inc.*	851	174,515

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments (Continued)	8/31/2015

Security Description	Shares	Value (Note 1)
Catalent, Inc.*	9,318	$296,219
CEB, Inc.	3,477	249,023
Centene Corp.*	11,241	693,795
Charles River Laboratories*	4,812	331,499
Church & Dwight Co. Inc. (c)	12,816	1,105,763
Community Health Systems, Inc.*	11,140	598,218
Cooper Cos. Inc.	4,782	776,692
Dean Foods Co.	9,667	159,119
Deluxe Corp.	5,133	297,765
DeVry Education Group, Inc.	5,910	154,606
Edgewell Personal Care	5,949	523,869
Flowers Foods, Inc.	17,698	410,771
FTI Consulting, Inc.*	4,461	177,815
Gartner, Inc.*	8,719	745,562
Global Payments, Inc.	6,479	721,696
Graham Holdings, Co.	421	278,517
Hain Celestial Group, Inc.*	9,668	588,394
Halyard Health, Inc.*	4,818	151,478
Health Net, Inc.*	7,718	494,415
Hill-Rom Holdings, Inc.	5,915	312,549
Hologic, Inc.*	24,014	931,983
IDEXX Laboratories, Inc.*	9,136	652,950
Ingredion, Inc.	6,884	594,365
Lancaster Colony Corp.	2,001	189,755
Lifepoint Hospitals, Inc.*	4,653	363,539
Live Nation Entertainment, Inc.*	13,841	340,765
Manpowergroup, Inc.	7,581	658,789
MEDNAX, Inc*	9,620	774,891
Molina Healthcare, Inc.*	3,819	284,859
Owens & Minor, Inc.	6,501	220,969
PAREXEL International Corp.*	5,235	344,044
Post Holdings, Inc.*	4,823	314,845
Rent-A-Center, Inc.	5,448	146,497
ResMed, Inc.	13,359	693,866
Rollins, Inc.	9,916	276,855
RR Donnelley & Sons Co.	20,054	314,848
SEI Investments Co.	12,496	632,048
Services Corp International	19,892	589,798
Sirona Dental Systems, Inc.*	5,304	505,896
Sotheby's	6,329	222,844
STERIS Corp.	5,692	364,573
SUPERVALU, Inc.*	22,173	182,706
Techne Corp.	3,629	342,868
Teleflex, Inc.	3,967	518,884
Thoratec Corp.*	5,804	364,607
Tootsie Roll Industries, Inc.	1,968	61,165
Towers Watson & Co.	6,700	795,491
Treehouse Foods, Inc.*	4,336	344,148
United Natural Foods, Inc.*	4,779	230,109
United Therapeutics Corp.*	4,551	685,472
VCA, Inc.*	8,059	446,307
WellCare Health Plans, Inc.*	4,206	381,358
West Pharmaceutical Services, Inc.	6,828	381,344
WEX, Inc.*	3,714	351,084
WhiteWave Foods Co.*	16,703	770,676
Total Consumer, Non-Cyclical		26,068,690

Energy (3.29%)
California Resources Corp.	32,149	124,738
Dril-Quip, Inc.*	4,000	275,760
Energen Corp.	7,013	364,676
Gulfport Energy Corp.*	9,272	332,216
Helix Energy Solutions Group*	10,118	70,320
HollyFrontier Corp. (c)	18,752	878,719
Murphy USA, Inc.*	4,431	$226,468
Nabors Industries Ltd.	28,191	325,324
NOW, Inc.*	11,036	188,274
Oceaneering International, Inc.	10,060	440,829
Oil States International, Inc.*	5,094	144,517
Patterson-UTI Energy, Inc.	15,065	245,258
SM Energy Co.	6,571	241,156
SunEdison, Inc.*	24,142	251,077
Superior Energy Services, Inc.	14,823	235,834
Western Refining, Inc.	6,991	300,753
WPX Energy, Inc.*	19,483	142,421
Total Energy		4,788,340

Financial (23.60%)
Alexander & Baldwin, Inc.	4,846	163,940
Alexandria Real Estate Equit.	6,898	593,159
Alleghany Corp.* (c)	1,595	749,315
American Campus Communities	10,070	344,898
American Financial Group, Inc.	7,071	488,323
Arthur J Gallagher & Co. (c)	15,460	675,911
Aspen Insurance Holdings Ltd.	5,962	273,715
Associated Banc-Corp	15,965	293,117
BancorpSouth, Inc.	8,709	206,926
Bank of Hawaii Corp.	4,563	283,180
BioMed Realty Trust, Inc.	18,915	349,928
Brown & Brown, Inc.	11,293	362,054
Camden Property Trust	8,277	596,192
Cathay General Bancorp	7,638	226,314
CBOE Holdings, Inc.	8,085	511,457
City National Corp.	4,593	403,174
CNO Financial Group, Inc.	18,689	334,346
Commerce Bancshares, Inc.	8,427	377,614
CoreLogic, Inc.*	8,597	326,256
Corporate Office Properties	8,366	175,937
Corrections Corp. Of America	11,158	327,822
Cullen/Frost Bankers, Inc.	5,255	339,788
Douglas Emmett , Inc.	13,261	366,401
Duke Realty Corp.	32,737	591,230
East West Bancorp, Inc.	13,752	555,718
Eaton Vance Corp.	11,329	392,776
Endurance Specialty Holdings	5,747	366,371
Equity One, Inc.	6,724	158,081
Everest Re Group Ltd.	4,481	787,805
Extra Space Storage, Inc.	10,587	777,933
Federal Realty Invstment Trust	6,527	842,510
Federated Investors, Inc. Class B	9,840	305,040
First American Financial Corp.	10,276	399,325
First Horizon National Corp.	22,537	327,463
First Niagara Financial Group	36,488	337,514
FirstMerit Corp.	17,046	306,146
Fulton Financial Corp.	19,359	235,405
Hancock Holding Co.	8,439	236,967
Hanover Insurance Group, Inc.	4,542	358,364
HCC Insurance Holdings, Inc.	9,273	716,525
Highwoods Properties, Inc.	8,743	331,709
Home Properties, Inc.	5,450	404,445
Hospitality Properties Trust	14,360	369,339
International Bancshares Corp.	5,988	153,592
Janus Capital Group, Inc.	15,310	227,813
Jones Lang LaSalle, Inc.	4,294	639,248
Kemper Corp.	5,158	182,696
Kilroy Realty Corp.	8,334	540,543
Lamar Advertising Co.	7,679	409,598
LaSalle Hotel Properties	10,698	336,559
Liberty Property Trust	14,231	437,461
Mack-Cali Realty Corp.	8,623	161,509
Mercury General Corp.	3,740	$190,216
Mid-America Apartment Comm, Inc.	7,209	566,555
National Retail Propertiesm, Inc.	12,882	447,650
New York Community Bancorp, Inc.	42,406	748,890
Old Republic Intl Corp.	23,244	365,163
Omega Healthcare Investors, Inc.	12,220	412,792
PacWest Bancorp	9,275	395,486
Potlatch Corp.	4,184	138,156
Primerica, Inc.	5,087	216,147
Prosperity Bancshares, Inc.	6,183	319,476
Raymond James Financial, Inc.	12,069	639,536
Rayonier, Inc.	13,045	300,035
Regency Centers Corp.	8,933	529,816
Reinsurance Group of America	6,581	598,081
RenaissanceRE Holdings Ltd.	3,920	399,644
Senior Housing Prop Trust	4,406	69,174
Signature Bank*	4,820	643,422
SLM Corp.*	40,540	343,779
StanCorp Financial Group, Inc.	4,027	457,910
Stifel Financial Corp.*	6,324	294,698
SVB Financial Group*	4,916	614,893
Synovus Financial Corp.	12,752	388,043
Tanger Factory Outlet Center, Inc	9,884	312,730
Taubman Centers, Inc.	6,066	418,493
TCF Financial Corp.	16,020	248,630
Trustmark Corp.	6,874	158,308
UDR, Inc.	24,450	789,735
Umpqua Holdings Corp.	22,396	374,237
Urban Edge Properties	8,363	174,870
Valley National Bancorp	22,192	209,936
Waddell & Reed Financial, Inc. Class A	8,010	312,951
Washington Federal, Inc.	10,259	232,777
WP Glimcher Inc,.	15,996	193,712
Webster Financial Corp.	9,305	329,211
Weingarten Realty Investors	10,777	340,984
WR Berkley Corp.	9,726	527,927
Total Financial		34,363,515

Industrial (17.57%)
Acuity Brands, Inc.	4,154	809,490
AECOM Technology Corp.*	14,194	390,335
AGCO Corp.	8,018	393,203
AO Smith Corp.	7,206	464,859
AptarGroup, Inc.	6,201	417,699
Arrow Electronics, Inc.*	9,599	536,776
Avnet, Inc.	13,129	556,670
B/E Aerospace, Inc.	10,088	491,790
Belden, Inc.	4,101	206,649
Bemis Co. Inc.	9,568	405,875
Carlisle Cos, Inc.	6,147	619,003
CLARCOR, Inc.	4,802	270,689
Clean Harbors, Inc.*	5,336	262,104
Cognex Corp.	8,942	317,978
Con-way, Inc.	5,929	208,701
Crane Co.	5,107	268,322
Donaldson Co. Inc.	12,233	383,015
Eagle Materials, Inc.	4,815	394,011
Energizer Holdings	5,949	248,430
Esterline Technologies Corp.*	3,059	249,951
FEI Co.	3,980	300,410
Fortune Brands Home & Security, Inc.	15,627	747,752
GATX Corp.	4,618	228,914

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments (Continued)	8/31/2015

Security Description	Shares	Value (Note 1)
Genesee & Wyoming, Inc.*	4,903	$335,267
Gentex Corp.	28,049	434,760
Graco, Inc.	5,697	393,036
Granite Construction, Inc.	3,874	133,653
Greif, Inc. Class A	3,373	98,761
Hubbell, Inc.	5,204	513,479
Huntington Ingalls Industries	4,626	520,795
IDEX Corp.	7,606	546,339
ITT Corp.	8,775	328,273
Jabil Circuit, Inc.	19,156	370,669
KBR, Inc.	14,971	261,094
Kennametal, Inc.	8,111	247,386
Keysight Technologies, Inc.*	16,046	514,114
Kirby Corp.*	5,466	385,517
KLX, Inc.*	5,391	210,788
Knowles Corp.*	8,766	142,710
Landstar Systems, Inc.	4,607	304,983
Lennox International, Inc.	4,234	499,781
Lincoln Electric Holdings, Inc.	7,694	451,253
Louisiana-Pacific Corp.*	14,578	239,662
Mettler Toledo International*	2,734	810,768
MSA Safety, Inc.	3,239	147,310
National Instruments Corp.	10,469	305,800
Nordson Corp.	5,621	373,909
OLD Dominion Freight Line, Inc.*	6,521	433,581
Orbital ATK, Inc.	5,677	429,806
Oshkosh Corp.	7,645	321,472
Packaging Corp of America	9,425	632,512
Regal-Beloit Corp.	4,281	285,414
Silgan Holdings, Inc.	4,510	236,144
Sonoco Products Co.	9,701	381,443
SPX Corp.	3,934	231,044
Tech Data Corp.*	3,943	257,241
Teledyne Technologies, Inc.*	3,502	342,881
Terex Corp.	11,360	265,029
Timken Co.	7,137	226,600
Trimble Nagivation Ltd.* (c)	25,655	484,880
Trinity Industries, Inc.	14,910	402,421
Triumph Group, Inc.	5,301	261,816
Valmont Industries, Inc.	2,476	263,174
Vishay Intertechnology, Inc.	13,984	138,162
Wabtec Corp. (c)	9,221	883,001
Waste Connections, Inc.	11,891	565,536
Werner Enterprises, Inc.	4,592	121,642
Woodward, Inc.	6,008	273,965
Zebra Technologies Corp. Class A*	4,878	404,289
Total Industrial		25,584,786

Technology (9.78%)
3D Systems Corp.*	8,515	116,911
ACI Worldwide, Inc.*	11,760	250,841
Acxiom Corp.*	8,198	171,830
Advanced Micro Devices, Inc.*	67,000	121,270
ANSYS, Inc.* (c)	9,103	806,525
Atmel Corp.	43,147	352,511
Broadridge Financial Solutions, Inc.	11,497	606,927
Cadence Design System, Inc.*	28,043	561,421
CDK Global, Inc.	15,388	762,322
CommVault Systems, Inc.*	4,391	$157,373
Convergys Corp.	10,423	235,560
Cree, Inc.*	11,057	300,972
Cypress Semiconductor Corp.	15,104	151,040
Diebold, Inc.	6,660	207,259
DST Systems, Inc.	2,807	287,493
Fair Isaac Corp.	3,314	283,579
Fortinet, Inc.*	13,266	559,029
Integrated Device Technology*	15,339	291,288
Intersil Corp.	13,351	140,720
IPG Photonics Corp.*	3,654	308,471
Jack Henry & Associates, Inc.	7,834	532,399
Leidos Holdings, Inc.	6,411	269,775
Lexmark International, Inc.	6,419	192,442
Lumentum Holdings, Inc.*	1	16
Manhattan Associates, Inc.*	7,002	409,477
MAXIMUS, Inc.	6,415	388,428
Mentor Graphics Corp.	9,961	257,392
MSCI, Inc. A	10,732	649,501
NCR Corp.*	16,133	404,777
NetScout Systems, Inc.*	8,917	325,916
PTC, Inc.*	11,112	368,029
Rackspace Hosting, Inc.*	11,802	358,899
Rovi Corp.*	9,765	108,099
Science Applications Intl Corp.	4,168	203,273
Silicon Laboratories, Inc.*	3,776	164,180
SolarWinds, Inc.*	6,762	268,790
Solera Holdings, Inc.	6,536	314,839
Synopsys, Inc.*	14,928	700,571
Teradyne, Inc.	20,500	369,820
Tyler Technologies, Inc.*	3,386	467,403
Ultimate Software Group, Inc.*	2,718	478,884
VeriFone Systems, Inc.*	10,831	338,360
Total Technology		14,244,612

Utilities (4.60%)
Alliant Energy Corp.	10,627	602,232
Aqua America, Inc.	16,922	429,142
Atmos Energy Corp.	9,617	526,915
Black Hills Corp.	4,587	182,471
Cleco Corp.	6,224	333,482
Great Plains Energy, Inc.	14,740	367,321
Hawaiian Electric Industries	9,825	277,753
IDACORP, Inc.	5,182	307,655
MDU Resources Group, Inc.	18,596	333,054
National Fuel Gas Co.	8,065	435,187
OGE Energy Corp.	19,095	535,424
ONE Gas, Inc.	5,500	236,335
PNM Resources, Inc.	8,211	210,284
Questar Corp.	16,790	324,215
UGI Corp.	16,518	562,933
Vectren Corp.	7,907	318,099
Westar Energy, Inc. (c)	12,525	457,789
WGL Holdings, Inc.	4,762	258,100
Total Utilities		6,698,391

Total Common Stock (Cost $88,052,510)		142,194,800

Security Description	Par Value	Value (Note 1)
Short-Term Investments (2.20%)

United States Treasury Bills (2.20%)
US Treasury Bill Due 12/31/2015 At Mat	$3,200,000	$3,198,275
Total United States Treasury Bills		3,198,275

Total Short-Term Investments (Cost $3,198,275)		3,198,275

Total Investments (Cost $91,250,785) (a) (99.85%)		145,393,075
Other Net Assets (0.15%)		211,683
Net Assets (100.00%)		$145,604,758

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $91,447,770. At August 31, 2015, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$58,447,463
Unrealized depreciation	(4,502,158)
Net unrealized appreciation	$53,945,305

(b) Futures contracts at August 31, 2015: Contracts - $100 times premium / delivery month / commitment / exchange

S&P MidCap E-MINI	Value at Trade Date	Notional Value	Unrealized Depreciation
25 / SEP 2015 / Long / CME	$3,778,140	$3,536,250	$(241,890)

(c) A portion of these shares have been pledged in connection with obligations for futures contracts.

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments	8/31/2015

Security Description	Shares	Value (Note 1)
Common Stock (97.51%)

Basic Materials (3.63%)
A Schulman, Inc.	2,273	$78,032
Aceto Corp.	2,128	47,688
AK Steel Holding Corp.*	10,905	33,696
American Vanguard Corp. COM	1,690	22,578
Balchem Corp.	2,418	141,526
Calgon Carbon Corp.	4,071	66,194
Century Aluminum Co.*	4,083	22,865
Clearwater Paper Corp.*	1,452	81,399
Deltic Timber Corp.	890	55,278
Globe Specialty Metals, Inc.	5,105	70,143
Hawkins, Inc.	618	23,515
HB Fuller Co.	3,993	144,708
Innophos Holdings, Inc.	1,783	85,709
Intrepid Potash, Inc.*	4,376	34,614
Kaiser Aluminum Corp.	1,409	117,764
Koppers Holdings, Inc.	1,485	30,888
Kraton Performance Polymers, Inc.*	2,597	54,823
Materion Corp.	1,549	47,957
Neenah Paper, Inc.	1,306	75,382
OM Group, Inc.	2,552	85,492
PH Glatfelter Co.	3,442	62,163
Quaker Chemical Corp.	1,053	83,566
Rayonier Advanced Materials	3,333	22,731
Schweitzer-Mauduit Internation, Inc.	2,492	88,042
Stepan Co.	1,428	64,303
Stillwater Mining Co.*	9,544	91,145
US Silica Holdings, Inc.	4,272	85,867
Veritiv Corp.*	630	22,636
Total Basic Materials		1,840,704

Communications (4.80%)
8X8, Inc.*	6,124	47,339
ADTRAN, Inc.	4,158	66,611
Anixter International, Inc.*	2,129	135,532
Atlantic Tele-Network, Inc.	792	56,588
Black Box Corp.	1,103	16,986
Blucora, Inc.*	3,365	46,975
Blue Nile, Inc.*	1,051	35,797
CalAmp Corp.*	2,670	44,375
Cincinnati Bell, Inc.*	16,654	57,123
ComScore, Inc.*	2,564	133,866
Comtech Telecommunications Corp.	1,234	32,923
Consolidated Communications	3,645	71,114
DHI Group, Inc.*	3,715	28,977
EW Scripps Co./The	3,970	69,554
FTD Cos, Inc.*	1,338	39,993
Gannett, Inc.*	8,762	114,870
General Communication, Inc.*	2,942	49,573
Harmonic, Inc.*	6,732	38,844
Harte-Hanks, Inc.	3,096	11,920
HealthStream, Inc.*	1,640	40,754
Iridium Communications, Inc.*	6,143	45,765
Ixia*	4,496	69,553
J2 Global, Inc.	3,547	246,802
Liquidity Services, Inc.*	1,721	12,908
LogMeIn, Inc.*	1,815	113,147
Lumos Networks Corp.	1,433	16,823
NETGEAR, Inc.*	2,909	88,375
NIC, Inc.	4,493	84,648
Perficient, Inc.*	2,489	41,218
QuinStreet, Inc.*	1,826	$10,043
Scholastic Corp.	1,985	85,772
Sizmek, Inc.*	1,808	11,879
Spok Holdings, Inc.	1,400	23,114
Stamps.com, Inc.*	1,100	90,574
Vasco Data Security International, Inc.*	2,046	34,209
ViaSat, Inc.* (c)	3,352	196,997
Viavi Solutions, Inc.*	18,087	97,127
XO Group, Inc.*	1,600	23,440
Total Communications		2,432,108

Consumer, Cyclical (15.34%)
Allegiant Travel Co.	1,031	209,561
American Woodmark Corp.*	923	61,176
Arctic Cat, Inc.	1,013	26,774
Barnes & Noble Education , Inc.*	1,765	22,763
Barnes & Noble, Inc.	4,767	74,413
Big 5 Sporting Goods Corp.	1,300	14,950
Biglari Holdings, Inc.*	103	38,446
BJ's Restaurants, Inc.*	1,655	71,148
Bob Evans Farms, Inc.	1,840	83,150
Boyd Gaming Corp.*	6,021	96,938
Buckle, Inc./The	2,109	89,000
Caleres, Inc.	3,087	102,797
Callaway Golf Co.	6,171	54,613
Cash America International, Inc.	2,136	58,954
Cato Corp.	2,147	75,424
Children's Place, Inc.	1,609	96,411
Christopher & Banks Corp.*	2,906	5,086
Crocs, Inc.*	6,057	89,220
Daktronics, Inc.	2,848	24,749
DineEquity, Inc.	1,291	123,291
Dorman Products, Inc.*	2,417	121,696
DTS, Inc.*	1,151	30,536
Essendant, Inc.	2,929	101,051
Ethan Allen Interiors, Inc.	1,913	56,912
Express, Inc.*	6,527	133,151
Ezcorp, Inc.*	3,771	23,833
Finish Line, Inc./The	3,854	101,630
First Cash Financial Services, Inc.*	2,306	95,169
Francesca's Holdings Corp.*	3,184	35,788
Fred's, Inc.	2,610	34,243
G & K Services, Inc.	1,592	107,635
Genesco, Inc.*	1,901	113,851
G-III Apparel Group Ltd.*	2,953	204,731
Group 1 Automotive, Inc.	1,718	150,153
Haverty Furniture Cos. Inc.	1,506	34,804
Hawaiian Holdings, Inc.*	4,226	95,761
Hibbett Sports, Inc.*	2,017	79,672
Iconix Brand Group, Inc.*	3,635	50,490
Interface, Inc.	4,469	108,329
Interval Leisure Group, Inc.	2,925	58,676
iRobot Corp.*	2,156	63,171
Kirkland's, Inc.	1,134	25,311
La-Z-Boy, Inc.	4,175	115,272
Lithia Motors, Inc.	1,798	191,667
Lumber Liquidators Holdings, Inc.*	2,055	31,051
M/I Homes, Inc.*	1,832	45,763
Marcus Corp.	1,435	27,853
MarineMax, Inc.*	1,746	28,460
Marriott Vacations Worldwide Corp.	2,123	150,754
Mens Wearhouse, Inc.	3,470	195,882
Meritage Homes Corp.*	2,930	123,470
Mobile Mini, Inc.	3,247	$110,430
Monarch Casino & Resort, Inc.*	600	10,530
Movado Group, Inc.	1,360	38,502
Outerwall, Inc.	1,497	92,215
Oxford Industries, Inc.	1,152	96,952
Papa John's International, Inc.	2,235	150,304
Pep Boys-Manny Moe & Jack*	3,995	48,340
Perry Ellis International, Inc.*	700	17,332
PetMed Express, Inc.	1,300	21,554
Pinnacle Entertainment, Inc.*	4,723	178,388
Pool Corp.	3,313	230,850
Popeyes Louisiana Kitchen*	1,798	100,005
Red Robin Gourmet Burgers, Inc.*	1,127	88,796
Regis Corp.*	3,353	36,347
Republic Airways Holdings, Inc.*	3,901	12,015
Ruby Tuesday, Inc.*	4,509	29,669
Ruth's Hospitality Group, Inc.	2,518	40,489
Ryland Group, Inc.	3,717	160,723
ScanSource, Inc.*	2,274	86,867
Scientific Games Corp.*	3,874	42,691
Select Comfort Corp.*	4,000	97,400
SkyWest, Inc.	4,099	65,174
Sonic Automotive, Inc.	2,552	54,894
Sonic Corp.	4,191	113,157
Stage Stores, Inc.	2,706	29,062
Standard Motor Products, Inc.	1,648	58,339
Standard Pacific Corp.*	11,967	101,121
Stein Mart, Inc.	2,099	22,543
Steven Madden Ltd.*	4,255	173,859
Superior Industries International, Inc.	1,678	32,050
Texas Roadhouse, Inc. Class A	4,745	170,773
Thermage, Inc.*	2,778	126,649
Titan International, Inc.	4,154	38,134
Toro Co.	4,228	301,452
Tuesday Morning Corp.*	2,971	23,560
Unifi Incorporated*	1,118	32,456
UniFirst Corp./MA	1,214	131,610
Universal Electronics, Inc.*	1,149	52,383
Vitamin Shoppe, Inc.*	2,435	87,173
VOXX International Corp.*	1,050	8,138
Winnebago Industries, Inc.	2,101	43,028
Wolverine World Wide, Inc.	8,043	216,759
Zumiez, Inc.*	1,661	38,718
Total Consumer, Cyclical		7,767,060

Consumer, Non-Cyclical (19.13%)
Abaxis, Inc.	1,625	76,408
ABIOMED, Inc.*	2,827	271,109
ABM Industries, Inc.	4,145	132,681
Acorda Therapeutics, Inc.*	3,296	105,373
Affymetrix, Inc.*	5,782	53,946
Air Methods Corp.*	2,808	105,160
Albany Molecular Research, Inc.*	1,488	29,671
Almost Family, Inc.*	422	18,695
Amedisys, Inc.*	2,589	100,039
American Public Education, Inc.*	1,343	29,452
AMN Healthcare Services, Inc.*	3,698	124,253
Amsurg Corp.* (c)	3,603	282,544
Analogic Corp.	900	72,522
Andersons, Inc.	2,002	70,831
AngioDynamics, Inc.*	1,997	29,476
Ani Pharmaceuticals, Inc.*	638	31,115
Anika Therapeutics, Inc.*	871	30,842
B&G Foods, Inc.	4,280	130,069

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Continued)	8/31/2015

Security Description	Shares	Value (Note 1)
Brink's Co.	3,780	$108,335
Calavo Growers, Inc.	973	56,677
Cal-Maine Foods, Inc.	2,248	119,414
Cambrex Corp.*	2,432	116,274
Cantel Medical Corp.	2,500	124,075
Capella Education Co.	825	40,219
Cardtronics, Inc.*	3,379	116,576
Career Education Corp.*	3,636	13,490
CDI Corp.	1,083	11,079
Central Garden and Pet Co.*	3,900	49,335
Chemed Corp.	1,291	176,028
CONMED Corp.	2,170	115,140
CorVel Corp.*	665	19,970
Cross Country Healthcare, Inc.*	1,840	25,558
Cryolife, Inc.	1,813	17,731
Cyberonics, Inc.*	1,926	125,845
Cynosure, Inc. Class A*	1,336	42,271
Darling Ingredients, Inc.*	13,108	168,307
DepoMed, Inc.*	4,634	124,794
Diamond Foods, Inc.*	1,842	55,573
Emergent Biosolutions, Inc.*	2,156	71,773
Enanta Pharmaceuticals, Inc.*	895	34,941
Ensign Group, Inc.	1,469	68,970
Examworks Group, Inc.*	2,695	96,535
Forrester Research, Inc.	996	31,484
Greatbatch, Inc.*	1,966	111,708
Green Dot Corp. Class A*	2,470	43,694
Haemonetics Corp.*	4,139	149,459
Hanger, Inc.*	2,615	46,887
Healthcare Services Group, Inc.	5,593	187,030
HealthEquity, Inc.*	2,631	77,141
Healthways, Inc.*	2,801	34,200
Heartland Payment Systems, Inc.	2,928	174,450
Heidrick & Struggles International, Inc.	972	18,944
Helen of Troy Ltd.*	2,029	172,749
HMS Holdings Corp.*	6,839	71,468
ICU Medical, Inc.*	981	111,363
Impax Laboratories, Inc.*	5,175	211,968
Inogen, Inc.*	744	36,672
Insperity, Inc.	1,811	80,390
Integra LifeSciences Holdings Corp.*	1,887	113,182
Inter Parfums, Inc.	1,357	34,875
Invacare Corp.	2,104	37,009
IPC The Hospitalist Co. Inc.*	1,267	100,600
J & J Snack Foods Corp.	1,163	132,535
Kelly Services, Inc.	2,051	29,637
Kindred Healthcare, Inc.	6,343	127,367
Korn/Ferry International	3,967	135,156
Landauer, Inc.	760	29,192
Lannett Co. Inc.*	2,208	105,874
LendingTree, Inc.*	495	52,445
LHC Group, Inc.*	1,000	43,300
Ligand Pharmaceuticals, Inc. Class B*	1,353	124,395
Luminex Corp.*	2,720	49,558
Magellan Health, Inc.*	2,025	113,400
Masimo Corporation*	3,725	151,347
Matthews International Corp.	2,180	110,700
Medicines Co.*	5,160	211,560
Medifast, Inc.*	932	25,882
Meridian Bioscience, Inc.	3,315	63,416
Merit Medical Systems, Inc.*	3,045	69,274
Mimedx Group, Inc.*	7,384	71,699
Momenta Pharmaceuticals, Inc.*	4,593	89,609
Monro Muffler Brake, Inc.	2,383	$151,058
Monster Worldwide, Inc.*	8,505	61,831
Natus Medical, Inc.*	2,546	103,571
Navigant Consulting, Inc.*	3,915	61,818
Nektar Therapeutics*	10,160	112,268
Neogen Corp.*	2,920	150,789
Nutrisystem, Inc.	2,287	63,990
NuVasive, Inc.*	3,664	193,166
On Assignment, Inc.*	3,705	133,306
Opko Health, Inc.*	5,096	55,136
PharMerica Corp.*	2,371	77,579
Prestige Brands Holdings, Inc.*	4,132	192,221
Providence Service, Corp.*	925	41,468
Repligen, Inc.*	2,393	81,553
Resources Connection, Inc.	2,990	46,913
Sagent Pharmaceuticals, Inc.*	1,763	35,225
Sanderson Farms, Inc.	1,620	111,845
Select Medical Holdings Corp.	7,557	97,485
Seneca Foods Corp.*	660	19,457
Snyder's - Lance, Inc.	3,905	131,872
SpartanNash Co.	3,009	85,155
Spectrum Pharmaceuticals, Inc.*	3,664	26,637
Strayer Education, Inc.*	818	42,732
Supernus Pharmaceuticals, Inc.*	2,213	40,166
SurModics, Inc.*	809	18,405
TrueBlue, Inc.*	3,279	78,696
Universal Corp./VA	1,760	86,610
Universal Technical Institute, Inc.	1,300	5,798
Vascular Solutions, Inc.*	1,188	41,057
Viad Corp.	1,409	38,522
Wausau Paper Corp.	3,969	30,919
WD-40 Co.	1,126	94,291
Total Consumer, Non-Cyclical		9,686,254

Energy (2.67%)
Approach Resources, Inc.*	2,642	6,764
Archrock, Inc.	4,618	103,074
Basic Energy Services, Inc.*	2,136	11,129
Bill Barrett Corp.*	3,854	21,081
Bonanza Creek Energy, Inc.*	2,994	22,904
Bristow Group, Inc.	2,639	97,801
CARBO Ceramics, Inc.	1,539	42,199
Carrizo Oil & Gas, Inc.*	3,301	120,255
Cloud Peak Energy, Inc.*	4,772	22,810
Contango Oil & Gas Co.*	1,147	10,679
Flotek Industries, Inc.*	3,643	71,257
FutureFuel Corp.	1,732	17,459
Geospace Technologies Corp.*	1,047	18,542
Green Plains, Inc.	2,507	53,299
Gulf Island Fabrication, Inc.	900	11,367
Gulfmark Offshore, Inc.	1,980	17,879
ION Geophysical Corp.*	10,598	5,511
Matrix Service Co.*	1,964	39,280
Newpark Resources, Inc.*	6,584	48,261
Northern Oil and Gas, Inc.*	4,291	25,875
PDC Energy, Inc.*	2,845	159,832
Penn Virginia Corp.*	3,836	4,718
Pioneer Energy Services Corp.*	4,989	16,514
Rex American Resources*	376	20,161
Rex Energy Corp.*	3,842	13,255
SEACOR Holdings, Inc.*	1,309	84,444
Stone Energy Corp.*	4,417	25,044
SunCoke Energy, Inc.	5,562	63,852
Synergy Resources Corp.*	7,037	75,577
Tesco Corp.	2,282	19,374
TETRA Technologies, Inc.*	6,294	48,401
Unit Corp.*	3,620	$55,024
Total Energy		1,353,622

Financial (22.66%)
Acadia Reality Trust	5,313	156,999
Agree Realty Corp.	1,193	33,941
American Assets Trust, Inc. (c)	2,586	99,613
American Equity Invt Life HL	5,982	145,123
AMERISAFE, Inc.	1,485	69,409
Astoria Financial Corp.	6,844	110,667
Bank Mutual Corp.	3,500	25,305
Banner Corp.	1,468	65,194
BBCN Bancorp, Inc.	6,338	92,218
BB&T Corp.	1	28
BofI Holding, Inc.*	979	113,407
Boston Private Financial Holdings, Inc.	6,381	75,934
Brookline Bancorp, Inc.	4,990	52,645
Calamos Asset Management, Inc. Class A	1,436	15,164
Capstead Mortgage Corp.	7,205	75,076
Cardinal Financial Corp.	2,277	50,800
CareTrust REIT, Inc.	2,252	25,245
Cedar Realty Trust, Inc.	5,432	34,004
Central Pacific Financial Co.	2,063	42,787
Chesapeake Lodging Trust	4,505	130,240
City Holding Co.	1,180	56,192
Columbia Banking System, Inc.	4,091	123,998
Community Bank System, Inc.	3,233	115,289
CoreSite Realty Corp.	2,048	99,717
Cousins Properties, Inc.	14,724	135,019
CVB Financial Corp.	7,507	121,989
DiamondRock Hospitality Co.	15,595	183,397
Dime Community Bancshares, Inc.	2,343	39,901
EastGroup Properties, Inc.	2,466	133,164
Education Realty Trust, Inc.	3,739	109,366
Ehealth, Inc.*	1,639	24,487
Employers Holdings, Inc.	2,392	52,744
Encore Capital Group, Inc.*	1,870	75,978
Enova International, Inc.*	1,954	25,402
EPR Properties	4,222	214,858
Evercore Partners, Inc. Class A	2,768	144,988
Financial Engines, Inc.	4,069	132,080
First BanCorp/Puerto Rico*	8,093	32,453
First Commonwealth Financial Corp.	7,457	65,994
First Financial Bancorp	4,588	84,603
First Financial Bankshares, Inc.	4,850	151,029
First Midwest Bancorp, Inc./IL	6,005	105,928
FIRST NBC BANK HOLDING CO.*	1,224	42,840
FNB Corp./PA	13,218	166,018
Forestar Group, Inc.*	2,556	33,049
Franklin Street Properties Corp.	6,954	72,391
Geo Group, Inc./The (c)	5,752	172,733
Getty Realty Corp.	2,131	33,585
Glacier Bancorp, Inc.	5,938	154,447
Government Properties Income Trust	4,366	69,157
Greenhill & Co. Inc.	2,083	73,134
Hanmi Financial Corporation	2,533	61,400
HCI Group, Inc.	756	30,051
Healthcare Realty Trust, Inc. (c)	7,658	175,368
HFF, Inc. Class A	2,644	96,057
Home Bancshares, Inc.	4,541	173,103
Horace Mann Educators Corp.	3,236	107,500

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Continued)	8/31/2015

Security Description	Shares	Value (Note 1)
Independent Bank Corp.	1,897	$85,915
Infinity Property & Casualty Corp.	917	70,866
Inland Real Estate Corp.	6,298	52,966
Interactive Brokers Group, Inc. Class A	4,517	180,319
Investment Technology Group, Inc.	2,751	45,171
Kite Realty Group Trust	6,342	149,100
Legacy Texas Financial Group	2,868	81,222
Lexington Realty Trust	16,403	132,372
LTC Properties, Inc.	2,776	113,233
MarketAxess Holdings, Inc.	2,835	256,342
MB Financial, Inc.	5,061	166,709
Medical Properties Trust, Inc.	18,069	210,865
National Penn Bancshares, Inc.	10,822	130,026
Navigators Group, Inc.*	800	60,840
NBT Bancorp, Inc.	3,500	90,650
Northfield Bancorp, Inc.	3,623	54,236
Northwest Bancshares, Inc.	7,350	94,374
OFG Bancorp.	3,471	29,989
Old National Bancorp	8,421	116,210
Oritani Financial Corp.	2,767	41,726
Parkway Properties, Inc.	5,767	91,349
Pennsylvania Real Estate Investment Trust	5,127	101,720
Pinnacle Financial Partners, Inc.	2,491	118,123
Piper Jaffray Cos.*	1,290	53,999
Portfolio Recovery Associates, Inc.*	3,681	196,160
Post Properties, Inc. (c)	4,146	229,523
PrivateBancorp, Inc.	5,208	197,123
ProAssurance Corp.	4,239	204,447
Provident Financial Services, Inc.	4,009	75,930
PS Business Parks, Inc.	1,606	117,174
Retail Opportunity Investments Corp.	7,629	121,530
RLI Corp.	2,743	142,938
S&T Bancorp, Inc.	2,372	70,970
Sabra Health Care REIT, Inc.	5,031	120,593
Safety Insurance Group, Inc.	1,100	57,838
Saul Centers, Inc.	1,009	49,784
Selective Insurance Group, Inc.	4,480	135,834
Simmons First National Corp.	1,247	54,706
Southside Bancshares, Inc.	1,811	47,158
Sovran Self Storage, Inc. (c)	2,595	232,849
Sterling Bancorp	9,215	129,286
Stewart Information Services Corp.	1,570	60,822
Summit Hotel Properties	6,699	81,259
Talmer Bancorp, Inc.	4,500	73,125
Texas Capital Bancshares, Inc.*	3,411	183,716
Tompkins Financial Corp.	814	42,727
TrustCo Bank Corp.	6,679	39,540
UMB Financial Corp.	2,995	150,139
United Bankshares, Inc.	4,806	179,841
United Community Banks, Inc.	3,286	64,307
United Fire Group, Inc.	1,500	49,800
United Insurance Holdings Co.	1,293	16,990
Universal Health Realty Income Trust	1,025	47,150
Universal Insurance Holdings, Inc.	2,216	54,580
Urstadt Biddle Properties, Inc.	1,911	34,264
Virtus Investment Partners, Inc.	559	64,319
WageWorks, Inc.*	2,388	107,006
Walker & Dunlop, Inc.*	2,126	51,726
Westamerica Bancorporation	1,993	$89,964
Wilshire Bancorp, Inc.	5,418	57,864
Wintrust Financial Corp.	3,686	187,986
World Acceptance Corp.*	687	25,817
Total Financial		11,478,315

Industrial (16.12%)
AAON, Inc.	3,150	65,142
AAR Corp.	2,949	71,749
Actuant Corp.	4,684	100,425
Advanced Energy Industries, Inc.*	2,791	67,738
Aegion Corp.*	2,910	53,544
Aerojet Rocketdyne Holdings*	4,651	95,671
Aerovironment, Inc.*	1,484	35,690
Albany International Corp.	2,105	67,150
American Science & Engineering, Inc.	603	23,704
Apogee Enterprises, Inc.	2,162	112,748
Applied Industrial Technologie, Inc.	3,348	141,754
ArcBest Corp.	1,834	52,966
Astec Industries, Inc.	1,495	59,067
Atlas Air Worldwide Holdings, Inc.*	1,868	77,167
AZZ, Inc.	1,917	97,000
Badger Meter, Inc.	1,149	66,975
Barnes Group, Inc.	3,766	145,481
Bel Fuse, Inc. Class B	579	10,225
Benchmark Electronics, Inc.*	4,413	94,306
Boise Cascade Co.*	3,053	99,070
Brady Corp.	3,802	83,492
Briggs & Stratton Corp.	3,633	72,587
Celadon Group, Inc.	1,713	32,701
Chart Industries, Inc.*	2,359	60,296
Checkpoint Systems, Inc.	2,878	23,254
CIRCOR International, Inc.	1,405	63,562
Coherent, Inc.*	1,981	115,492
Comfort Systems USA, Inc.	2,808	77,838
CTS Corp.	2,535	47,785
Cubic Corp.	1,666	70,172
Curtiss-Wright Corp. (c)	3,629	238,462
Drew Industries, Inc.	1,638	90,516
DXP Enterprises, Inc.*	844	25,109
Dycom Industries, Inc.*	2,696	191,659
Echo Global Logistics, Inc.*	1,817	42,263
Electro Scientific Industries, Inc.	2,066	9,586
Emcor Group, Inc. (c)	4,783	220,448
Encore Wire Corp.	1,400	45,458
EnerSys	3,355	179,392
EnPro Industries, Inc.	1,812	85,961
Era Group, Inc.*	1,546	26,127
ESCO Technologies, Inc.	1,989	71,823
Exponent, Inc.	2,026	86,612
Fabrinet*	2,098	41,708
FARO Technologies, Inc.*	1,287	50,000
Federal Signal Corp.	5,009	70,877
Forward Air Corp.	2,451	110,344
Franklin Electric Co. Inc.	3,119	91,356
General Cable Corp.	3,928	57,152
Gibraltar Industries Co.*	2,171	35,583
Griffon Corp.	3,366	56,010
Harsco Corp.	6,186	71,510
Haynes International, Inc.	988	37,761
Headwaters, Inc.*	5,502	111,030
Heartland Express, Inc.	3,988	80,717
Hillenbrand, Inc.	5,030	135,609
Hornbeck Offshore Services, Inc.*	2,592	$51,192
Hub Group, Inc.*	2,780	104,778
II-VI, Inc.*	4,346	73,404
Itron, Inc.*	2,970	89,100
John Bean Technologies Corp.	2,067	68,459
Kaman Corp. Class A	2,142	83,174
KapStone Paper and Packaging Corp.	6,415	139,783
Knight Transportation, Inc.	4,825	131,240
Lindsay Corp.	1,030	78,517
Littelfuse, Inc.	1,791	160,742
LSB Industries, Inc.*	1,435	34,311
Lydall, Inc.*	1,260	34,222
Marten Transport Ltd.	1,841	34,077
Matson, Inc.	3,425	129,054
Methode Electronics, Inc.	2,833	75,273
Moog, Inc. Class A*	3,026	190,941
Mueller Industries, Inc.	4,323	137,515
Myers Industries, Inc.	1,890	26,951
MYR Group, Inc.*	1,615	46,334
National Presto Industries, Inc.	327	26,830
Newport Corp.*	3,123	47,782
Olympic Steel, Inc.	500	6,475
Orion Marine Group, Inc.*	1,870	13,427
OSI Systems, Inc.*	1,494	109,122
Park Electrochemical Corp.	1,665	29,321
PGT, Inc.*	2,502	33,452
Plexus Corp.*	2,707	103,055
Powell Industries, Inc.	737	21,638
Quanex Building Products Corp.	2,706	48,573
Roadrunner Transportation Systems, Inc.*	1,931	41,864
Rofin-Sinar Technologies, Inc.*	2,059	52,443
Rogers Corp.*	1,426	79,371
Saia, Inc.*	1,827	68,604
Sanmina Corp.*	6,474	124,560
Simpson Manufacturing Co. Inc.	3,278	114,435
Standex International Corp.	1,018	81,460
Sturm Ruger & Co. Inc.	1,455	91,505
Taser International, Inc.*	3,987	93,296
Tennant Co.	1,475	84,547
Tetra Tech, Inc.	4,683	121,664
Tidewater, Inc.	3,632	65,122
TimkenSteel Corp.	2,904	51,894
TopBuild*	2,983	94,621
Tredegar Corp.	1,893	27,430
TTM Technologies, Inc.*	4,103	27,982
Universal Forest Products, Inc.	1,591	95,555
US Ecology, Inc.	1,683	84,083
UTi Worldwide, Inc.*	7,271	51,770
Vicor Corp.*	1,051	10,258
Watts Water Technologies, Inc.	2,282	125,168
Total Industrial		8,164,198

Technology (9.30%)
Agilysys, Inc.*	1,491	15,313
Blackbaud, Inc.	3,679	210,218
Bottomline Technologies de, Inc.*	2,973	79,498
Brooks Automation, Inc.	5,212	54,101
Cabot Microelectronics Corp.*	1,949	84,548
CACI International, Inc.*	1,835	143,901
CEVA, Inc.*	1,529	29,433
Ciber, Inc.*	5,122	17,517
Cirrus Logic, Inc.*	4,885	147,332
Cohu, Inc.	1,484	14,395

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Continued)	8/31/2015

Security Description	Shares	Value (Note 1)
Computer Programs & Systems, Inc.	791	$36,402
Constant Contact, Inc.*	2,484	61,504
CSG Systems International, Inc.	2,543	78,604
Dealertrack Technologies, Inc.*	3,459	217,087
Digi International, Inc.*	1,689	17,295
Diodes, Inc.*	2,906	57,219
DSP Group, Inc.*	1,496	13,090
Ebix, Inc.	2,228	63,253
Electronics For Imaging, Inc.*	3,746	163,962
Engility Holdings, Inc.	1,374	38,197
Epiq Systems, Inc.	2,381	30,286
Exar Corp.*	3,573	21,081
ExlService Holdings, Inc.*	2,315	83,757
Insight Enterprises, Inc.*	3,311	83,801
Interactive Intelligence Group, Inc.*	1,258	44,043
Kopin Corp.*	3,225	9,998
Kulicke & Soffa Industries, Inc.*	6,095	64,363
LivePerson, Inc.*	3,930	35,960
Lumentum Holdings, Inc.*	3,617	71,400
ManTech International Corp. Class A	1,891	51,794
MedAssets, Inc.*	4,686	98,968
Medidata Solutions, Inc.* (c)	4,062	195,057
Mercury Systems, Inc.*	2,653	42,024
Microsemi Corp.*	7,223	229,402
MicroStrategy, Inc. Class A*	680	135,116
MKS Instruments, Inc.	4,259	143,528
Monolithic Power Systems, Inc.	2,808	135,037
Monotype Imaging Holdings, Inc.	2,918	61,803
MTS Systems Corp.	1,174	69,900
Nanometrics, Inc.*	1,800	25,002
Omnicell, Inc.*	2,621	89,062
Pericom Semiconductor Corp.	1,192	14,519
Power Integrations, Inc.	2,413	94,710
Progress Software, Corp.*	3,848	104,242
QLogic Corp.*	6,441	66,600
Quality Systems, Inc.	3,273	44,480
Rudolph Technologies, Inc.*	2,269	28,952
Semtech Corp.*	5,132	$86,987
Super Micro Computer, Inc.*	2,442	66,789
Sykes Enterprises, Inc.*	2,956	74,343
Synchronoss Technologies, Inc.*	2,841	114,748
SYNNEX Corp.	2,107	166,853
Take-Two Interactive Software, Inc.*	6,408	186,665
Tangoe, Inc.*	2,294	17,205
TeleTech Holdings, Inc.	1,320	35,706
Tessera Technologies, Inc.	3,684	120,614
Ultratech, Inc.*	2,234	38,425
Veeco Instruments, Inc.*	3,179	73,340
Virtusa Corp.*	2,071	109,597
Total Technology		4,709,026

Utilities (3.86%)
ALLETE, Inc.	3,464	165,510
American States Water Co.	3,091	116,685
Avista Corp.	4,356	136,735
El Paso Electric Co.	3,223	114,094
Laclede Group, Inc./The	3,288	174,067
New Jersey Resources Corp.	6,722	190,031
Northwest Natural Gas Co.	2,162	95,085
NorthWestern Corp.	3,633	187,608
Piedmont Natural Gas Co. Inc. (c)	6,218	239,890
South Jersey Industries, Inc.	5,224	125,898
Southwest Gas Corp. (c)	3,709	204,329
UIL Holdings Corp. (c)	4,504	205,067
Total Utilities		1,954,999

Total Common Stock (Cost $36,884,787)		49,386,286

Security Description	Par Value	Value (Note 1)
Short-Term Investments (0.99%)

United States Treasury Bills (0.99%)
US Treasury Bill Due 12/31/2015 At Mat	$500,000	$499,681
Total United States Treasury Bills		499,681

Total Short-Term Investments (Cost $499,681)		499,681

Total Investments (Cost $37,384,468) (a) (98.50%)		49,885,967
Other Net Assets (1.50%)		758,410
Net Assets (100.00%)		$50,644,377

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $37,408,687. At August 31, 2015, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$16,148,280
Unrealized depreciation	(3,671,000)
Net unrealized appreciation	$12,477,280

(b) Futures contracts at August 31, 2015: Contracts - $100 times premium / delivery month / commitment / exchange

Russell 2000 MINI	Value at Trade Date	Notional Value	Unrealized Depreciation
11 / SEP 2015 / Long / ICE	$1,330,835	$1,273,250	$(57,585)

(c) A portion of these shares have been pledged in connection with obligations for futures contracts.

Shelton Core Value Fund	Portfolio of Investments	8/31/2015

Security Description	Shares	Value (Note 1)
Common Stock (98.38%)

Basic Materials (3.93%)
Chemicals (3.93%)
Chemours Company	3,857	$37,297
EI Du Pont de Nemours & Co.	19,286	993,229
PPG Industries, Inc.	37,600	3,582,904
Praxair, Inc.	15,167	1,603,910
Sensient Technologies Corp.	17,000	1,107,550
Total Basic Materials		7,324,890

Communications (3.46%)
Media (0.23%)
Walt Disney Co.	4,203	428,202

Telecommunications (3.23%)
AT&T, Inc.	86,469	2,870,771
Verizon Communications, Inc.	68,242	$3,139,814
		6,010,585

Total Communications		6,438,787

Consumer, Cyclical (7.20%)
Auto Manufacturers (1.18%)
Ford Motor Co.	158,000	2,191,460

Auto Parts and Equipment (0.00%)
Remy International, Inc.	291	8,526

Retail (6.02%)
Home Depot, Inc.	46,150	5,374,629
McDonald's Corp.	25,868	2,457,977
Target Corp.	43,339	3,367,874
		11,200,480

Total Consumer, Cyclical		13,400,466

Consumer, Non-Cyclical (26.14%)
Agriculture (3.12%)
Altria Group, Inc.	52,900	$2,834,382
Reynolds American, Inc.	35,584	2,980,160
		5,814,542
Biotechnology (4.38%)
Celgene Corp.*	35,214	4,158,069
Gilead Sciences, Inc.	38,000	3,992,660
		8,150,729

Commercial Services (0.77%)
Moody's Corp.	13,992	1,431,522

Cosmetics / Personal Care (2.49%)
Colgate-Palmolive Co.	20,400	1,281,324
Procter & Gamble Co.	47,580	3,362,479
		4,643,803

See accompanying notes to financial statements.

Shelton Core Value Fund	Portfolio of Investments (Continued)	8/31/2015

Security Description	Shares	Value (Note 1)
Food (1.28%)
Conagra Foods, Inc.	42,450	$1,769,316
Sprout Farmers Markets, Inc.*	30,000	611,100
		2,380,416

Healthcare - Products (2.77%)
Baxter International, Inc.	45,886	1,764,317
Danaher Corp.	38,300	3,332,866
Halyard Health, Inc.*	2,100	66,024
		5,163,207

Healthcare - Services (3.74%)
Aetna, Inc.	20,984	2,403,088
Anthem, Inc.	32,300	4,555,915
		6,959,003

Household Products / Wares (0.96%)
Kimberly-Clark Corp.	16,800	1,789,704

Pharmaceuticals (6.63%)
Abbott Laboratories	41,610	1,884,517
AbbVie, Inc.	41,610	2,596,880
Amerisource Bergen Corp.	45,612	4,563,024
Baxalta, Inc.*	45,886	1,612,893
Merck & Co. Inc.	30,900	1,663,965
		12,321,279

Total Consumer, Non-Cyclical		48,654,205

Energy (11.23%)
Oil & Gas (8.65%)
Anadarko Petroleum Corp.	21,340	1,527,517
BP PLC ADR	72,443	2,429,738
Chevron Corp.	56,524	4,577,879
ConocoPhillips	19,648	965,699
Devon Energy Corp.	15,952	680,512
Exxon Mobil Corp.	43,236	3,253,077
Royal Dutch Shell PLC-ADR A	50,500	2,672,460
		16,106,882

Oil & Gas Services (2.30%)
Baker Hughes, Inc.	27,455	1,537,480
Schlumberger Ltd.	35,500	2,746,635
		4,284,115

Pipelines (0.28%)
Spectra Energy Corp.	18,000	523,260

Total Energy		20,914,257

Financial (21.51%)
Banks (16.24%)
Bank of America Corp.	180,000	2,941,200
Bank of New York Mellon Corp.	21,450	853,710
Citigroup, Inc.	60,000	3,208,800
Goldman Sachs Group, Inc.	28,950	5,459,970
JPMorgan Chase & Co.	110,198	7,063,692
Morgan Stanley	70,450	2,427,003
State Street Corp.	14,400	1,035,648
US Bancorp/MN	60,600	2,566,410
Wells Fargo & Co.	87,889	4,687,120
		30,243,553

Diversified Financial Services (2.03%)
Blackrock, Inc. Class A	9,000	$2,722,229
FNFV Group*	1,629	23,572
Intercontinental Exchange, Inc.	4,504	1,028,759
		3,774,560

Insurance (3.24%)
Arthur J Gallagher & Co.	32,400	1,416,528
Aspen Insurance Holdings Ltd.	26,315	1,208,122
Marsh & McLennan Co.'s, Inc.	13,600	730,728
Principal Financial Group, Inc.	28,150	1,417,352
StanCorp Financial Group, Inc.	11,150	1,267,867
		6,040,597

Total Financial		40,058,710

Industrial (9.19%)
Aerospace/Defense (3.79%)
Boeing Co.	17,000	2,221,560
Northrop Grumman Corp.	8,600	1,408,164
Rockwell Collins, Inc.	12,400	1,014,940
United Technologies Corp.	26,500	2,427,665
		7,072,329

Electronics (0.28%)
Agilent Technologies, Inc.	9,870	358,380
Keysight Technologies, Inc.*	4,935	158,117
		516,497

Machinery - Construction & Mining (1.16%)
Caterpillar, Inc.	28,342	2,166,462

Miscellaneous Manufacturing (1.82%)
3M Co.	23,812	3,384,638

Transportation (2.14)%
FedEx Corp.	4,830	727,446
Seaspan Corp.	25,000	430,250
Union Pacific Corp.	10,950	938,853
United Parcel Service, Inc. Class B	19,260	1,880,739
		3,977,288

Total Industrial		17,117,214

Technology (10.55%)
Computers (1.93%)
EMC Corp./MA	29,720	739,136
Hewlett Packard Co.	50,000	1,403,000
Int'l Business Machines Corp.	9,860	1,458,196
		3,600,332

Semiconductors (4.71%)
Analog Devices, Inc.	14,040	784,274
Intel Corp.	122,563	3,497,948
KLA-Tencor Corp.	10,440	523,148
Linear Technology Corp.	26,180	1,054,530
QUALCOMM, Inc.	26,775	1,514,930
Taiwan Semiconductor Mfg CoLtd Sponsored ADR	30,000	596,400
Texas Instruments, Inc.	16,500	789,360
		8,760,590

Software (3.91%)
Microsoft Corp.	77,733	$3,382,940
Oracle Corp.	64,130	2,378,582
Paychex, Inc.	34,000	1,518,440
		7,279,962

Total Technology		19,640,884

Utilities (5.17%)
Electric (4.76%)
Ameren Corp.	1,990	80,177
Consolidated Edison, Inc.	31,700	1,994,247
DTE Energy Co.	7,000	546,420
Duke Energy Corp.	26,999	1,914,499
Exelon Corp.	18,746	576,627
FirstEnergy Corp.	23,574	753,425
NextEra Energy, Inc.	11,200	1,102,192
PG&E Corp.	15,000	743,700
Pinnacle West Capital Corp.	11,000	654,830
Southern Co.	11,500	499,215
		8,865,332

Gas (0.41%)
Sempra Energy	8,050	763,543

Total Utilities		9,628,875

Total Common Stock (Cost $102,180,422)		183,178,288

Preferred Stock (0.91%)
Amerityre Corp. 5% Preferred Conv.**	2,000,000	1,700,000
Total Preferred Stock (Cost $2,000,000)		1,700,000

Total Investments (Cost $104,180,422) (a) (99.29%)		184,878,288
Other Net Assets (0.71%)		1,318,270
Net Assets (100.00%)		$186,196,558

* Non-income producing security.
** This security has been fair valued and deemed to be illiquid by the Advisor. At August 31, 2015, the fair value was $1,700,000, or 0.91% of net assets.

(a) Aggregate cost for federal income tax purpose is $104,405,500. At August 31, 2015, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$82,749,964
Unrealized depreciation	(2,277,176)
Net unrealized appreciation	$80,472,788

See accompanying notes to financial statements.

European Growth & Income Fund	Portfolio of Investments	8/31/2015

Security Description	Shares	Value (Note 1)
Common Stock (99.14%)

Basic Materials (4.79%)
Chemicals (2.76%)
BASF SE ADR	3,488	$280,156

Mining (2.03%)
BHP Billiton Ltd.	1,900	69,977
Rio Tinto PLC	3,600	132,192
South32 Limited*	760	4,112
		206,281

Total Basic Materials		486,437

Communications (5.24%)
Telecommunications (5.24%)
Deutsche Telekom AG ADR	11,525	196,501
Telefonica SA ADR	23,857	335,668
Total Communications		532,169

Consumer, Cyclical (6.09%)
Apparel (3.05%)
LVMH Moet Hennessy Louis Vuitton SA ADR	9,300	309,969

Auto Manufacturers (3.04%)
Daimler AG	3,835	308,526

Total Consumer, Cyclical		618,495

Consumer, Non-Cyclical (46.67%)
Agriculture (3.23%)
British America Tobacco PLC ADR	3,100	328,538

Beverages (7.37%)
Anheuser-Busch InBev	4,200	457,422
Diageo PLC Sponsored ADR	2,735	290,922
		748,344

Cosmetics / Personal Care (2.57%)
Unilever NV	6,508	$261,101

Food (6.46%)
Nestle SA Sponsored ADR	8,912	656,351

Pharmaceuticals (27.04%)
AstraZeneca PLC Sponsored ADR	8,200	256,496
Bayer AG	4,115	557,973
Glaxosmithkline PLC ADR	8,050	329,487
Novartis AG Sponsored ADR	7,157	695,804
Roche Holding AG	15,564	531,588
Sanofi ADR	7,700	376,684
		2,748,032

Total Consumer, Non-Cyclical		4,742,366

Energy (9.21%)
Oil & Gas (9.21%)
Eni SpA ADR	7,482	249,076
Royal Dutch Shell PLC ADR A	7,220	382,082
Total SA ADR	6,558	304,291
Total Energy		935,449

Financial (21.07%)
Banks (13.51%)
Banco Bilbao Vizcaya Argentari SA ADR	15,221	141,403
Banco Santander SA ADR	51,078	311,065
BNP Paribas SA ADR	5,452	172,883
Deutsche Bank AG	3,484	102,778
HSBC Holdings PLC ADR	2,381	94,454
ING Groep NV ADR	20,000	306,001
UBS Group AG	11,792	243,976
		1,372,560

Insurance (7.56%)
Allianz SE ADR	18,157	$290,966
AXA SA ADR	18,984	476,878
		767,844

Total Financial		2,140,404

Industrial (3.64%)
Miscellaneous Manufacturing (3.64%)
Siemens AG ADR	3,735	370,288
Total Industrial		370,288

Technology (2.43%)
Software (2.43%)
SAP SE ADR	3,667	246,642
Total Technology		246,642

Total Common Stock (Cost $8,524,991)		10,072,250

Total Investments (Cost $8,524,991) (a) (99.14%)		10,072,250
Other Net Assets (0.86%)		87,703
Net Assets (100.00%)		$10,159,953

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $8,524,991. At August 31, 2015, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$2,725,938
Unrealized depreciation	(1,178,679)
Net unrealized appreciation	$1,547,259

Nasdaq-100 Index Fund	Portfolio of Investments	8/31/2015

Security Description	Shares	Value (Note 1)
Common Stock (98.68%)

Communications (31.87%)
Internet (21.68%)
Amazon.Com, Inc.* (c)	23,655	$12,132,413
Baidu, Inc.*	15,350	2,260,288
EBay, Inc.*	69,847	1,893,552
Facebook, Inc. Class A*	119,653	10,700,568
Google, Inc. Class A*	11,892	7,703,875
Google, Inc. Class C*	14,471	8,946,696
JD.COM INC ADR*	43,140	1,116,463
Liberty Interactive Corp. Ventures A*	8,022	318,714
Netflix, Inc.*	23,282	2,678,128
Priceline Group, Inc.*	2,786	3,478,711
Symantec Corp.	33,840	693,382
TripAdvisor, Inc.*	6,072	424,433
Yahoo! Inc.*	52,139	1,680,961
		54,028,184

Media (6.91%)
Charter Communications, Inc. Class A*	5,568	$1,011,204
Comcast Corp.	112,984	6,364,389
Comcast Corp. Class A-Spl	20,286	1,161,171
Discovery Communications, Inc. Class A*	6,364	169,282
Discovery Communications, Inc. Class C*	13,256	336,172
DISH Network Corp.*	11,940	707,684
Liberty Global PLC A*	13,415	645,530
Liberty Global PLC C*	35,444	1,590,372
Liberty Global PLC LiLAC A*	586	20,141
Liberty Global PLC LiLAC C*	1,598	53,134
Liberty Media Corp.*	4,477	166,768
Liberty Media Corp. Class C*	10,653	385,852
Sirius XM Holdings, Inc.*	291,267	1,111,184
Twenty-First Century Fox Inc. Class A	66,201	1,813,245
Twenty-First Century Fox Inc. Class B	36,115	$998,941
Viacom, Inc.	16,573	675,681
		17,210,750

Telecommunications (3.28%)
AT&T, Inc.	1	23
Cisco Systems, Inc.	270,676	7,005,095
VimpelCom Ltd. ADR	80,357	375,267
Vodafone Group PLC (New)	22,646	780,834
		8,161,219

Total Communications		79,400,153

Consumer, Cyclical (9.83%)
Airlines (0.58%)
American Airlines Group, Inc.	37,299	1,453,915

See accompanying notes to financial statements.

Nasdaq-100 Index Fund	Portfolio of Investments (Continued)	8/31/2015

Security Description	Shares	Value (Note 1)
Auto Manufacturers (1.08%)
PACCAR, Inc.	17,637	$1,040,054
Tesla Motors, Inc.*	6,622	1,649,275
		2,689,329

Distribution / Wholesale (0.21%)
Fastenal Co.	13,789	531,428

Lodging (0.55%)
Marriott International, Inc./DE	14,633	1,033,968
Wynn Resorts, Ltd	4,544	341,027
		1,374,995
Retail (7.26%)
Bed Bath & Beyond, Inc.*	8,661	537,935
Costco Wholesale Corp.	23,726	3,322,826
Dollar Tree, Inc.*	11,666	889,649
Liberty Interactive Corp.*	23,594	637,982
O'Reilly Automotive, Inc.*	5,374	1,290,136
Ross Stores, Inc.	20,570	1,000,113
Staples, Inc.	29,880	424,595
Starbucks Corp.	79,169	4,331,336
Tractor Supply Co.	7,260	619,351
Walgreens Boots Alliance, Inc.	58,051	5,024,314
		18,078,237

Toys / Games / Hobbies (0.15%)
Mattel, Inc.	15,784	369,819

Total Consumer, Cyclical		24,497,723

Consumer, Non-Cyclical (20.76%)
Beverages (0.83%)
Keurig Green Mountain, Inc.	7,544	426,990
Monster Beverage Corp.*	11,924	1,650,997
		2,077,987

Biotechnology (12.99%)
Alexion Pharmaceuticals, Inc.*	12,342	2,125,169
Amgen, Inc.	40,465	6,141,778
Biogen Idec, Inc.*	12,506	3,718,034
BioMarin Pharmaceutical, Inc.*	7,970	1,030,043
Celgene Corp.*	42,212	4,984,393
Gilead Sciences, Inc.	78,214	8,217,944
Illumina, Inc.*	8,134	1,607,360
Regeneron Pharmaceuticals, Inc.*	5,406	2,775,981
Vertex Pharmaceuticals, Inc.*	13,814	1,761,561
		32,362,263

Commercial Services (1.05%)
Automatic Data Processing, Inc.	25,769	1,992,459
Verisk Analytics, Inc.*	8,404	614,164
		2,606,623

Food (3.55%)
Kraft Heinz Company	63,643	4,624,300
Mondelez International, Inc. Class A	86,754	3,674,899
Whole Foods Market, Inc.	16,835	551,515
		8,850,714

Healthcare - Products (0.62%)
Henry Schein, Inc.*	4,450	608,805
Intuitive Surgical, Inc.*	1,832	936,060
		1,544,865

Pharmaceuticals (1.72%)
Express Scripts Holding Co.*	39,262	$3,282,304
Mylan NV*	20,087	996,114
		4,278,418

Total Consumer, Non-Cyclical		51,720,870

Industrial (1.08%)
Electronics (0.14%)
Garmin Ltd.	8,951	336,647

Engineering and Construction (0.33%)
SBA Communications Corp. Class A*	6,889	814,280

Environmental Control (0.26%)
Stericycle, Inc.*	4,526	638,800

Transportation (0.35%)
C H Robinson Worldwide, Inc.	6,834	460,816
Expeditors Int'l of Washington	8,948	438,184
		899,000

Total Industrial		2,688,727

Technology (35.14%)
Computers (13.85%)
Apple, Inc. (c)	262,270	29,573,566
Cognizant Technology Solutions Class A*	33,828	2,129,134
NetApp, Inc.	14,548	464,954
Sandisk Corp.	9,618	524,758
Seagate Technology PLC	16,891	868,197
Western Digital Corp.	11,432	936,967
		34,497,576

Semiconductors (10.45%)
Altera Corp.	16,024	777,965
Analog Devices, Inc.	15,586	870,634
Applied Materials, Inc.	62,667	1,007,999
Avago Technologies Ltd.	14,931	1,880,858
Broadcom Corp.	27,489	1,420,357
Intel Corp.	252,480	7,205,779
KLA-Tencor Corp.	7,590	380,335
Lam Research Corp.	7,434	540,972
Linear Technology Corp.	11,162	449,605
Micron Technology, Inc.*	53,091	871,223
NVIDIA Corp.	25,364	570,183
NXP Semiconductor NV*	12,574	1,064,389
QUALCOMM, Inc.	86,759	4,908,824
Skyworks Solutions, Inc.	9,499	829,738
Texas Instruments, Inc.	57,108	2,732,047
Xilinx, Inc.	12,200	511,058
		26,021,966

Software (10.84%)
Activision Blizzard, Inc.	38,648	1,106,492
Adobe Systems, Inc.*	27,421	2,154,468
Akamai Technologies, Inc.*	9,503	677,659
Autodesk, Inc.*	12,115	566,376
CA, Inc.	20,663	563,893
Cerner Corp.*	18,312	1,130,949
Check Point Software Technologies Ltd.*	9,625	750,846
Citrix Systems, Inc.*	8,530	580,978
Electronic Arts, Inc.*	15,639	1,034,520
Fiserv, Inc.*	12,602	$1,074,573
Intuit, Inc.	15,820	1,356,565
Microsoft Corp. (c)	347,834	15,137,737
Paychex, Inc.	19,331	863,322
		26,998,378

Total Technology		87,517,920

Total Common Stock (Cost $200,812,044)		245,825,393

	Par Value
Short-Term Investments (0.80%)

United States Treasury Bills (0.80%)
US Treasury Bill Due 12/31/2015 At Mat	$2,000,000	1,998,723
Total United States Treasury Bills		1,998,723

Total Short-Term Investments (Cost $1,998,723)		1,998,723

Total Investments (Cost $202,810,767) (a) (99.48%)		247,824,116
Other Net Assets (0.52%)		1,296,359
Net Assets (100.00%)		$249,120,475

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $203,108,281. At August 31, 2015, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$55,119,794
Unrealized depreciation	(10,403,959)
Net unrealized appreciation	$44,715,835

(b) Futures contracts at August 31, 2015: Contracts - $20 times premium / delivery month / commitment / exchange

Nasdaq 100 E-MINI	Value at Trade Date	Notional Value	Unrealized Appreciation
36 / SEP 2015 / Long / CME	$3,025,540	$3,075,660	$50,120

(c) A portion of these shares have been pledged in connection with obligations for futures contracts.

See accompanying notes to financial statements.

Shelton Green Alpha Fund	Portfolio of Investments	8/31/2015

Security Description	Shares	Value (Note 1)
Common Stock (90.07%)

Basic Materials (1.29%)
Iron/Steel (1.29%)
Schnitzer Steel Industries, Inc.	22,000	$380,820
Total Basic Materials		380,820

Communications (6.01%)
Internet (3.58%)
Google, Inc. Class A*	460	297,997
Google, Inc. Class C*	1,032	638,034
Splunk, Inc.*	2,000	123,940
		1,059,971
Telecommunications (2.43%)
Sierra Wireless, Inc.*	32,000	718,080

Total Communications		1,778,051

Consumer, Cyclical (8.08%)
Auto Manufacturers (4.45%)
Kandi Technologies Group, Inc.*	62,000	419,120
Tesla Motors, Inc.*	3,600	896,616
		1,315,736

Office Furnishings (3.63%)
Herman Miller, Inc.	16,500	447,315
Interface, Inc.	13,500	327,240
Steelcase, Inc. Class A	17,000	299,710
		1,074,265

Total Consumer, Cyclical		2,390,001

Consumer, Non-Cyclical (8.77%)
Biotechnology (0.66%)
EXACT Sciences Corp.*	8,800	194,568

Food (8.11%)
Hain Celestial Group, Inc.*	10,800	657,288
SunOpta, Inc.*	46,000	407,560
United Natural Foods, Inc.*	14,700	707,805
WhiteWave Foods Co.*	13,600	627,504
		2,400,157

Total Consumer, Non-Cyclical		2,594,725

Energy (19.53%)
Energy-Alternate Sources (19.53%)
Canadian Solar, Inc.*	52,600	984,672
First Solar, Inc.*	22,300	1,066,832
JinkoSolar Holding Co Ltd. ADR*	21,400	435,490
Pattern Energy Group Inc. Class A	27,500	623,425
SolarCity Corp.*	16,800	811,104
Trina Solar Ltd. Sponsored ADR*	83,000	738,700
Vestas Wind Systems A/S	62,500	1,120,938
Total Energy		5,781,161

Financial (3.93%)
Diversified Financial Services (1.00%)
Muenchener Rueck ADR	16,000	295,840

REITS (2.93%)
Alexandria Real Estate Equit.	4,900	$421,351
Liberty Property Trust	14,500	445,730
		867,081

Total Financial		1,162,921

Industrial (21.90%)
Building Materials (1.60%)
Trex Co. Inc.*	12,200	473,482

Electrical Components & Equipment (9.54%)
Acuity Brands, Inc.	2,500	487,175
Advanced Energy Industries, Inc.*	24,000	582,480
China Ming Yang Wind Power*	172,000	356,040
SunPower Corp.*	27,000	655,020
Universal Display Corp.*	20,200	744,168
		2,824,883

Electronics (7.13%)
Arrow Electronics, Inc.*	8,800	492,096
Badger Meter, Inc.	5,000	291,450
Garmin Ltd.	4,300	161,723
Itron, Inc.*	10,900	327,000
Kyocera Corp. ADR	12,300	607,005
Waters Corp.*	1,900	230,622
		2,109,896

Engineering & Construction (2.45%)
ABB Ltd. ADR	37,600	726,056

Machinery-Diversified (1.18%)
Lindsay Corp.	2,300	175,329
Xylem, Inc.	5,400	175,230
		350,559

Total Industrial		6,484,876

Technology (16.26%)
Computers (5.11%)
Apple, Inc.	3,800	428,488
Int'l Business Machines Corp.	6,000	887,340
Maxwell Technologies, Inc.*	37,000	197,580
		1,513,408

Semiconductors (8.31%)
Applied Materials, Inc.	45,600	733,476
Brooks Automation, Inc.	27,000	280,260
Cree, Inc.*	12,600	342,972
QUALCOMM, Inc.	12,500	707,250
Skyworks Solutions, Inc.	4,500	393,075
		2,457,033

Software (2.84%)
ANSYS, Inc.*	5,800	513,880
Autodesk, Inc.*	7,000	327,250
		841,130

Total Technology		4,811,571

Utilities (4.30%)
Electric (0.80%)
8POINT3 Energy Partners LP*	16,000	237,600

Water (3.50%)
California Water Service Group	22,900	$472,427
Consolidated Water Co. Ltd.	53,000	563,390
		1,035,817

Total Utilities		1,273,417

Total Common Stock (Cost $27,551,919)		26,657,543

Total Investments (Cost $27,551,919) (a) (90.07%)		26,657,543
Other Net Assets (9.93%)		2,938,083
Net Assets (100.00%)		$29,595,626

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $27,580,916. At August 31, 2015, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$2,402,162
Unrealized depreciation	(3,325,535)
Net unrealized depreciation	$(923,373)

See accompanying notes to financial statements.

Statements of Assets & Liabilities August 31, 2015

	California Tax-Free Income Fund	U.S. Government Securities Fund	Short-Term U.S. Government Bond Fund	The United States Treasury Trust
Assets
Investments in securities
Cost of Investments	$82,948,829	$24,369,447	$6,547,535	$88,989,097
Market value of investments (Note 1)	87,436,185	25,010,203	6,560,327	88,989,097
Cash	825,453	97,665	159,615	63,219
Interest receivable	964,387	109,291	10,324	—
Receivable for fund shares sold	101,538	10,286	2,103	7,277
Receivable from investment advisor	—	—	—	7,659
Prepaid expenses	—	—	—	9
Total assets	89,327,563	25,227,445	6,732,369	89,067,261

Liabilities
Payable for fund shares repurchased	2,701	168	—	168,878
Payable to investment advisor	38,092	9,138	564	—
Distributions payable	46,723	800	—	—
Accrued 12b-1 fees	—	1,328	397	—
Accrued shareholder service fees	—	1,394	407	—
Accrued administration fees	6,827	1,921	510	6,284
Accrued CCO fees	645	182	49	644
Accrued expenses	19,431	8,082	3,565	16,341
Total liabilities	114,419	23,013	5,492	192,147

Net assets	$89,213,144	$25,204,432	$6,726,877	$88,875,114

Net assets at August 31, 2015 consist of
Paid-in capital	$84,658,776	$25,019,738	$6,716,305	$88,877,548
Undistributed net investment income	137,066	56,479	(2,311)	—
Accumulated net realized gains (losses)	(70,054)	(512,541)	91	(2,434)
Unrealized appreciation (depreciation) of investments	4,487,356	640,756	12,792	—
Total net assets	$89,213,144	$25,204,432	$6,726,877	$88,875,114

Net assets
Direct Shares	$89,213,144	$19,855,333	$5,223,487	$86,224,061
K Shares	$—	$5,349,099	$1,503,390	$2,651,053

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	7,633,975	1,905,135	514,137	86,228,162
K Shares (no par value, unlimited shares authorized)	—	512,859	149,845	2,649,415

Net asset value per share
Direct Shares	$11.69	$10.42	$10.16	$1.00
K Shares	$—	$10.43	$10.03	$1.00

See accompanying notes to financial statements.

Statements of Assets & Liabilities August 31, 2015 (Continued)

	S&P 500 Index Fund	S&P MidCap Index Fund	S&P SmallCap Index Fund	Shelton Core Value Fund
Assets
Investments in securities
Cost of investments	$63,463,333	$91,250,785	$37,384,468	$104,180,422
Market value of investments (Note 1)	130,632,011	145,393,075	49,885,967	184,878,288
Cash	258,481	152,829	592,100	717,322
Cash held at broker	199,950	210,000	200,000	100,000
Dividend receivable	295,627	175,646	40,707	673,651
Receivable for fund shares sold	18,093	32,339	16,724	42,263
Prepaid expenses	41	49	19	32
Total assets	131,404,203	145,963,938	50,735,517	186,411,556

Liabilities
Payable for fund shares repurchased	134,850	222,573	38,212	68,799
Payable to investment advisor	19,154	50,014	21,483	82,457
Variation margin payable	4,480	39,013	7,150	—
Accrued 12b-1 fees	2,050	1,431	2,437	1,451
Accrued shareholder service fees	3,043	1,411	2,629	1,711
Accrued administration fees	10,387	11,520	3,973	14,777
Accrued CCO fees	957	1,062	366	1,354
Accrued expenses	28,134	32,156	14,890	44,449
Total liabilities	203,055	359,180	91,140	214,998

Net assets	$131,201,148	$145,604,758	$50,644,377	$186,196,558

Net assets at August 31, 2015 consist of
Paid-in capital	$60,733,397	$69,446,619	$33,313,268	$106,369,020
Undistributed net investment income	772,624	17,598	15,200	1,174,747
Accumulated net realized gain (loss)	2,548,887	22,240,141	4,871,995	(2,045,021)
Unrealized appreciation (depreciation) of investments	67,168,678	54,142,290	12,501,499	80,697,812
Unrealized appreciation (depreciation) of futures contracts	(22,438)	(241,890)	(57,585)	—
Total net assets	$131,201,148	$145,604,758	$50,644,377	$186,196,558

Net assets
Direct Shares	$123,138,310	$140,360,511	$40,823,176	$180,407,799
K Shares	$8,062,838	$5,244,247	$9,821,201	$5,788,759

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	3,088,062	4,940,061	1,981,771	7,142,407
K Shares (no par value, unlimited shares authorized)	202,247	186,073	485,342	230,680

Net asset value per share
Direct Shares	$39.88	$28.41	$20.60	$25.26
K Shares	$39.87	$28.18	$20.24	$25.09

See accompanying notes to financial statements.

Statements of Assets & Liabilities August 31, 2015 (Continued)

	European Growth & Income Fund	Nasdaq-100 Index Fund	Shelton Green Alpha Fund
Assets
Investments in securities
Cost of investments	$8,524,991	$202,810,767	$27,551,919
Market value of investments (Note 1)	10,072,250	247,824,116	26,657,543
Cash	56,396	326,916	2,963,805
Cash held at broker	—	426,000	—
Dividend receivable	38,647	304,469	21,384
Receivable for fund shares sold	6,339	511,387	6,745
Prepaid expenses	5	—	301
Total assets	10,173,637	249,392,888	29,649,778

Liabilities
Payable for fund shares repurchased	—	114,397	20,097
Payable to investment advisor	5,221	48,240	25,640
Variation margin payable	—	39,730	—
Accrued 12b-1 fees	924	4,605	—
Accrued shareholder service fees	1,161	5,104	—
Accrued administration fees	807	19,473	2,298
Accrued CCO fees	74	1,822	214
Accrued expenses	5,497	39,042	5,903
Total liabilities	13,684	272,413	54,152

Net assets	$10,159,953	$249,120,475	$29,595,626

Net assets at August 31, 2015 consist of
Paid-in capital	$9,996,181	$204,500,211	$31,099,766
Undistributed net investment income	27,232	886,175	—
Accumulated net realized gain (loss)	(1,410,719)	(1,329,380)	(609,764)
Unrealized appreciation (depreciation) of investments	1,547,259	45,013,349	(894,376)
Unrealized appreciation (depreciation) of futures contracts	—	50,120	—
Total net assets	$10,159,953	$249,120,475	$29,595,626

Net assets
Direct Shares	$5,905,642	$231,321,796	$29,595,626
K Shares	$4,254,311	$17,798,679	$—

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	697,593	21,036,218	2,164,716
K Shares (no par value, unlimited shares authorized)	500,615	1,664,711	—

Net asset value per share
Direct Shares	$8.47	$11.00	$13.67
K Shares	$8.50	$10.69	$—

See accompanying notes to financial statements.

Statements of Operations August 31, 2015

	California Tax-Free Income Fund	U.S. Government Securities Fund	Short-Term U.S. Government Bond Fund	The United States Treasury Trust
Investment income
Interest income	$2,936,745	$562,500	$43,043	$32,051
Total	2,936,745	562,500	43,043	32,051

Expenses
Management fees (Note 2)	470,691	133,723	35,406	497,438
Administration fees (Note 2)	84,518	23,871	6,193	88,642
Transfer agent fees	21,946	16,804	3,842	18,988
Accounting services	31,122	10,229	3,801	28,492
Custodian fees	7,754	3,028	1,208	8,767
Legal and audit fees	24,537	10,598	6,578	26,040
CCO fees (Note 2)	8,007	2,259	601	8,379
Trustees fees	5,857	5,866	5,860	5,859
Insurance	3,335	991	265	3,743
Printing	4,246	3,733	2,272	6,817
Registration and dues	5,703	10,449	2,550	4,553
12b-1 fees Class K (Note 2)	—	13,710	3,797	—
Shareholder service fees (Note 2)	—	13,710	3,797	—
Total expenses	667,716	248,971	76,170	697,718
Less reimbursement from manager (Note 2)	—	(24,827)	(26,812)	(665,667)
Net expenses	667,716	224,144	49,358	32,051
Net investment income	2,269,029	338,356	(6,315)	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	(70,054)	110,258	1,347	570
Change in unrealized appreciation (depreciation) of investments	(565,276)	(33,502)	(8,840)	—
Net realized and unrealized gain (loss) of investments	(635,330)	76,756	(7,493)	570
Net increase (decrease) in net assets resulting from operations	$1,633,699	$415,112	$(13,808)	$570

See accompanying notes to financial statements.

Statements of Operations August 31, 2015 (Continued)

	S&P 500 Index Fund	S&P MidCap Index Fund	S&P SmallCap Index Fund	Shelton Core Value Fund
Investment income
Interest income	$6	$236	$57	$137
Dividend income (net of foreign tax withheld: $302; $0; $126; $30,556 respectively)	2,910,891	2,322,690	749,138	5,204,668
Total	2,910,897	2,322,926	749,195	5,204,805

Expenses
Management fees (Note 2)	346,243	649,708	267,722	1,015,243
Administration fees (Note 2)	124,319	144,213	48,064	180,773
Transfer agent fees	29,848	31,280	18,810	143,222
Accounting services	49,344	53,186	26,404	56,921
Custodian fees	11,737	16,573	5,414	15,078
Legal and audit fees	31,138	37,235	14,303	46,828
CCO fees (Note 2)	11,796	13,689	4,531	17,258
Trustees fees	5,852	5,839	5,848	5,841
Insurance	4,637	6,062	1,823	7,007
Printing	13,435	12,809	9,823	20,394
Registration and dues	12,889	15,637	8,095	36,044
12b-1 fees Class K (Note 2)	23,402	15,962	27,153	16,678
Shareholder service fees Class K (Note 2)	23,402	15,962	27,153	16,678
Licensing fee	12,482	16,705	5,229	—
Total expenses	700,524	1,034,860	470,372	1,577,965
Less reimbursement from manager (Note 2)	(155,206)	(62,001)	(20,187)	—
Net expenses	545,318	972,859	450,185	1,577,965
Net investment income	2,365,579	1,350,067	299,010	3,626,840

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	2,991,296	22,388,896	4,883,885	6,710,837
Net realized gain (loss) from futures contracts	42,663	82,801	(6,605)	—
Change in unrealized appreciation (depreciation) of investments	(4,885,328)	(23,597,547)	(3,257,313)	(11,850,680)
Change in unrealized appreciation (depreciation) of futures contracts	(41,106)	(242,170)	(62,685)	—
Net realized and unrealized gain (loss) on investments	(1,892,475)	(1,368,020)	1,557,282	(5,139,843)
Net increase (decrease) in net assets resulting from operations	$473,104	$(17,953)	$1,856,292	$(1,513,003)

See accompanying notes to financial statements.

Statements of Operations August 31, 2015 (Continued)

	European Growth & Income Fund	Nasdaq-100 Index Fund	Shelton Green Alpha Fund
Investment income
Interest income	$—	$254	$—
Dividend income (net of foreign tax withheld: $67,335; $1,660; $4,474 respectively)	410,668	2,973,472	212,489
Total	410,668	2,973,726	212,489

Expenses
Management fees (Note 2)	101,617	1,007,873	261,880
Administration fees (Note 2)	10,582	180,795	22,631
Transfer agent fees	8,236	101,499	10,417
Accounting services	4,941	60,000	9,246
Custodian fees	1,623	20,200	3,833
Legal and audit fees	8,117	45,632	10,204
CCO fees (Note 2)	1,008	17,640	2,263
Trustees fees	5,849	5,912	5,843
Insurance	480	4,128	770
Printing	3,335	22,739	5,751
Registration and dues	4,690	35,766	18,683
12b-1 fees Class K (Note 2)	11,836	45,364	—
Shareholder service fees Class K (Note 2)	11,836	45,364	—
Licensing fee	—	5,002	—
Total expenses	174,150	1,597,914	351,521
Less reimbursement from manager (Note 2)	(31,088)	(517,857)	—
Net expenses	143,062	1,080,057	351,521
Net investment income	267,606	1,893,669	(139,032)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	(446,043)	1,877,898	(609,517)
Net realized gain (loss) from futures contracts	—	(130,349)	—
Change in unrealized appreciation (depreciation) of investments	(1,099,257)	4,682,134	(3,604,605)
Change in unrealized appreciation (depreciation) of futures contracts	—	2,390	—
Net realized and unrealized gain (loss) on investments	(1,545,300)	6,432,073	(4,214,122)
Net increase (decrease) in net assets resulting from operations	$(1,277,694)	$8,325,742	$(4,353,154)

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	California Tax-Free Income Fund
	Year Ended August 31, 2015	Year Ended August 31, 2014
Operations
Net investment income (loss)	$2,269,029	$2,945,568
Net realized gain (loss) on investments	(70,054)	397,302
Change in unrealized appreciation (depreciation) of investments	(565,276)	4,392,739
Net increase (decrease) in net assets resulting from operations	1,633,699	7,735,609

Distributions to shareholders
Distributions from net investment income	(2,231,089)	(2,898,978)
Distributions from realized capital gains on investments	(400,216)	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(6,900,262)	(7,958,824)
Total increase (decrease)	(7,897,868)	(3,122,193)

Net assets
Beginning of period	97,111,012	100,233,205
End of period	$89,213,144	$97,111,012
Including undistributed net investment income (loss) of:	$137,066	$159,539

	U.S. Government Securities Fund		Short-Term U.S. Government Bond Fund		The United States Treasury Trust
	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2015	Year Ended August 31, 2014
Operations
Net investment income (loss)	$338,356	$515,112	$(6,315)	$(19,377)	$—	$—
Net realized gain (loss) on investments	110,258	295,307	1,347	1,469	570	(3,004)
Change in unrealized appreciation (depreciation) of investments	(33,502)	(253,964)	(8,840)	9,609	—	—
Net increase (decrease) in net assets resulting from operations	415,112	556,455	(13,808)	(8,299)	570	(3,004)

Distributions to shareholders
Distributions from net investment income
Direct shares	(288,970)	(425,522)	—	—	—	—
A shares	—	(3,980)	—	—	—	—
K shares	(50,740)	(83,336)	—	—	—	—
Distributions from realized capital gains on investments
Direct shares	—	—	(1,845)	—	—	—
K shares	—	—	(469)	—	—	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(3,701,972)	(2,468,608)	(941,437)	(1,023,976)	(20,035,664)	36,284,009
Total increase (decrease)	(3,626,570)	(2,424,991)	(957,559)	(1,032,275)	(20,035,094)	36,281,005

Net assets
Beginning of period	28,831,002	31,255,993	7,684,436	8,716,711	108,910,208	72,629,203
End of period	$25,204,432	$28,831,002	$6,726,877	$7,684,436	$88,875,114	$108,910,208
Including undistributed net investment income (loss) of:	$56,479	$48,680	$(2,311)	$(11,695)	$—	$—

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	S&P 500 Index Fund		S&P MidCap Index Fund		S&P SmallCap Index Fund
	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2015	Year Ended August 31, 2014
Operations
Net investment income (loss)	$2,365,579	$2,017,764	$1,350,067	$1,326,124	$299,010	$184,661
Net realized gain (loss) on investments	2,991,296	(83,440)	22,388,896	11,803,423	4,883,885	3,399,994
Net realized gain (loss) on futures contracts	42,663	645,642	82,801	271,835	(6,605)	507,833
Change in unrealized appreciation (depreciation) of investments	(4,885,328)	24,568,326	(23,597,547)	20,121,168	(3,257,313)	3,909,884
Change in unrealized appreciation (depreciation) of futures contracts	(41,106)	38,443	(242,170)	50,920	(62,685)	(7,248)
Net increase (decrease) in net assets resulting from operations	473,104	27,186,735	(17,953)	33,573,470	1,856,292	7,995,124

Distributions to shareholders
Distributions from net investment income
Direct shares	(2,188,450)	(1,830,441)	(1,462,739)	(1,353,463)	(271,094)	(172,619)
K shares	(93,268)	(153,775)	(23,818)	(40,614)	(12,716)	(13,967)
Distributions from realized capital gains on investments
Direct shares	(515,560)	(1,713,111)	(11,448,852)	(6,477,461)	(2,983,582)	(2,490,080)
K shares	(38,363)	(155,980)	(467,757)	(305,081)	(801,864)	(715,964)

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(1,326,328)	339,259	(17,349,414)	(306,900)	(241,934)	2,256,938
Total increase (decrease)	(3,688,865)	23,672,687	(30,770,533)	25,089,951	(2,454,898)	6,859,432

Net assets
Beginning of period	134,890,013	111,217,326	176,375,291	151,285,340	53,099,275	46,239,843
End of period	$131,201,148	$134,890,013	$145,604,758	$176,375,291	$50,644,377	$53,099,275
Including undistributed net investment income (loss) of:	$772,624	$688,763	$17,598	$154,088	$15,200	$—

	Shelton Core Value Fund		European Growth & Income Fund		Nasdaq-100 Index Fund
	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2015	Year Ended August 31, 2014
Operations
Net investment income (loss)	$3,626,840	$3,022,870	$267,606	$276,588	$1,893,669	$1,015,724
Net realized gain (loss) on investments	6,710,837	8,784,857	(446,043)	(406,143)	1,877,898	91,394
Net realized gain (loss) on futures contracts	—	—	—	—	(130,349)	1,105,982
Change in unrealized appreciation (depreciation) of investments	(11,850,680)	27,135,577	(1,099,257)	2,443,356	4,682,134	22,418,541
Change in unrealized appreciation (depreciation) of futures contracts	—	—	—	—	2,390	60,898
Net increase (decrease) in net assets resulting from operations	(1,513,003)	38,943,304	(1,277,694)	2,313,801	8,325,742	24,692,539

Distributions to shareholders
Distributions from net investment income
Direct shares	(3,397,483)	(3,101,667)	(170,458)	(221,107)	(1,204,818)	(899,099)
A shares	—	(46,135)	—	—	—	—
K shares	(73,108)	(88,012)	(93,639)	(82,499)	(40,664)	(81,271)

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(13,052,453)	(11,109,419)	(2,285,236)	(1,124,417)	123,351,748	31,016,960
Total increase (decrease)	(18,036,047)	24,598,071	(3,827,027)	885,778	130,432,008	54,729,129

Net assets
Beginning of period	204,232,605	179,634,534	13,986,980	13,101,202	118,688,467	63,959,338
End of period	$186,196,558	$204,232,605	$10,159,953	$13,986,980	$249,120,475	$118,688,467
Including undistributed net investment income (loss) of:	$1,174,747	$1,018,498	$27,232	$25,280	$886,175	$237,988

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	Shelton Green Alpha Fund
	Year Ended August 31, 2015	Year Ended August 31, 2014
Operations
Net investment income (loss)	$(139,032)	$(71,831)
Net realized gain (loss) on investments	(609,517)	41,429
Change in unrealized appreciation (depreciation) of investments	(3,604,605)	2,640,437
Net increase (decrease) in net assets resulting from operations	(4,353,154)	2,610,035

Distributions to shareholders
Distributions from realized capital gains on investments
Direct shares	(783)	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	11,513,073	15,203,090
Total increase (decrease)	7,159,136	17,813,125

Net assets
Beginning of period	22,436,490	4,623,365
End of period	$29,595,626	$22,436,490
Including undistributed net investment income (loss) of:	$—	$—

Statements of Changes in Net Assets (Continued)

California Tax-Free Income Fund	Direct Shares
	Year Ended August 31, 2015		Year Ended August 31, 2014
	Shares	Value	Shares	Value
Shares sold	194,746	$2,294,178	1,120,269	$12,882,540
Shares issued in reinvestment of distributions	166,886	1,963,103	186,155	2,158,906
Shares repurchased	(949,266)	(11,157,543)	(1,981,074)	(23,000,270)
Net increase (decrease)	(587,634)	$(6,900,262)	(674,650)	$(7,958,824)

U.S. Government Securities Fund	Direct Shares				K Shares
	Year Ended August 31, 2015		Year Ended August 31, 2014		Year Ended August 31, 2015		Year Ended August 31, 2014
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	384,005	$4,014,509	630,421	$6,559,775	99,416	$1,042,202	114,542	$1,193,213
Shares issued in reinvestment of distributions	26,664	279,002	39,737	413,205	4,842	50,736	7,999	83,336
Shares repurchased	(692,719)	(7,249,542)	(695,112)	(7,227,134)	(175,786)	(1,838,879)	(221,032)	(2,304,401)
Net increase (decrease)	(282,050)	$(2,956,031)	(24,954)	$(254,154)	(71,528)	$(745,941)	(98,491)	$(1,027,852)

Short-Term U.S. Government Bond Fund	Direct Shares				K Shares
	Year Ended August 31, 2015		Year Ended August 31, 2014		Year Ended August 31, 2015		Year Ended August 31, 2014
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	65,249	$663,567	88,163	$897,054	36,445	$366,743	50,725	$513,427
Shares issued in reinvestment of distributions	180	1,833	—	—	46	469	—	—
Shares repurchased	(120,389)	(1,224,074)	(189,462)	(1,927,698)	(74,416)	(749,975)	(49,998)	(506,759)
Net increase (decrease)	(54,960)	$(558,674)	(101,299)	$(1,030,644)	(37,925)	$(382,763)	727	$6,668

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

The United States Treasury Trust	Direct Shares		K Shares
	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2015	Year Ended August 31, 2014
	Shares/ Value	Shares/ Value	Shares/ Value	Shares/ Value
Shares sold	63,327,313	115,920,492	827,570	2,170,168
Shares issued in reinvestment of distributions	—	—	—	—
Shares repurchased	(83,000,904)	(79,499,496)	(1,189,643)	(2,307,155)
Net increase (decrease)	(19,673,591)	36,420,996	(362,073)	(136,987)

S&P 500 Index Fund	Direct Shares				K Shares
	Year Ended August 31, 2015		Year Ended August 31, 2014		Year Ended August 31, 2015		Year Ended August 31, 2014
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	371,368	$15,289,729	310,526	$11,586,574	43,932	$1,826,574	49,342	$1,840,281
Shares issued in reinvestment of distributions	59,860	2,471,846	89,839	3,325,527	3,175	130,803	8,339	308,540
Shares repurchased	(388,443)	(16,086,221)	(365,279)	(13,750,313)	(122,276)	(4,959,059)	(80,415)	(2,971,350)
Net increase (decrease)	42,785	$1,675,354	35,086	$1,161,788	(75,169)	$(3,001,682)	(22,734)	$(822,529)

S&P MidCap Index Fund	Direct Shares				K Shares
	Year Ended August 31, 2015		Year Ended August 31, 2014		Year Ended August 31, 2015		Year Ended August 31, 2014
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	222,791	$6,653,357	534,111	$15,577,227	37,031	$1,101,722	34,485	$999,328
Shares issued in reinvestment of distributions	428,459	12,439,014	269,152	7,599,984	17,062	490,171	12,275	344,078
Shares repurchased	(1,173,107)	(34,829,973)	(756,369)	(22,099,524)	(107,655)	(3,203,705)	(94,673)	(2,727,993)
Net increase (decrease)	(521,857)	$(15,737,602)	46,894	$1,077,687	(53,562)	$(1,611,812)	(47,913)	$(1,384,587)

S&P SmallCap Index Fund	Direct Shares				K Shares
	Year Ended August 31, 2015		Year Ended August 31, 2014		Year Ended August 31, 2015		Year Ended August 31, 2014
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	210,742	$4,481,991	342,945	$7,260,398	75,932	$1,585,647	80,412	$1,671,811
Shares issued in reinvestment of distributions	157,320	3,210,535	125,059	2,641,936	40,774	814,580	35,117	729,931
Shares repurchased	(319,314)	(6,746,069)	(310,460)	(6,620,360)	(171,559)	(3,588,618)	(164,334)	(3,426,778)
Net increase (decrease)	48,748	$946,457	157,544	$3,281,974	(54,853)	$(1,188,391)	(48,805)	$(1,025,036)

Shelton Core Value Fund	Direct Shares				K Shares
	Year Ended August 31, 2015		Year Ended August 31, 2014		Year Ended August 31, 2015		Year Ended August 31, 2014
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	348,617	$9,213,866	1,058,222	$25,092,144	40,590	$1,065,123	44,448	$1,053,495
Shares issued in reinvestment of distributions	123,615	3,266,713	126,025	3,001,240	2,788	73,089	3,746	87,993
Shares repurchased	(906,656)	(24,032,821)	(898,482)	(21,590,064)	(100,413)	(2,638,423)	(130,748)	(3,035,171)
Net increase (decrease)	(434,424)	$(11,552,242)	285,765	$6,503,320	(57,035)	$(1,500,211)	(82,554)	$(1,893,683)

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

European Growth & Income Fund	Direct Shares				K Shares
	Year Ended August 31, 2015		Year Ended August 31, 2014		Year Ended August 31, 2015		Year Ended August 31, 2014
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	141,088	$1,284,773	297,938	$2,816,249	104,972	$954,715	104,314	$992,398
Shares issued in reinvestment of distributions	19,013	169,309	22,729	220,500	10,454	93,639	8,474	82,499
Shares repurchased	(339,374)	(3,078,618)	(316,529)	(3,046,747)	(186,358)	(1,709,054)	(233,170)	(2,189,316)
Net increase (decrease)	(179,273)	$(1,624,536)	4,138	$(9,998)	(70,932)	$(660,700)	(120,382)	$(1,114,419)

Nasdaq-100 Index Fund	Direct Shares				K Shares
	Year Ended August 31, 2015		Year Ended August 31, 2014		Year Ended August 31, 2015		Year Ended August 31, 2014
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	15,657,235	$171,345,548	5,071,470	$47,783,109	1,519,901	$16,196,760	381,395	$3,496,185
Shares issued in reinvestment of distributions	104,547	1,150,685	93,848	865,732	3,105	33,272	9,013	80,430
Shares repurchased	(4,895,158)	(53,942,512)	(1,848,486)	(17,265,078)	(1,057,574)	(11,432,005)	(448,852)	(3,943,418)
Net increase (decrease)	10,866,624	$118,553,721	3,316,832	$31,383,763	465,432	$4,798,027	(58,444)	$(366,803)

Shelton Green Alpha Fund	Direct Shares
	Year Ended August 31, 2015		Year Ended August 31, 2014
	Shares	Value	Shares	Value
Shares sold	1,231,231	$18,525,990	1,274,345	$18,902,910
Shares issued in reinvestment of distributions	52	757	—	—
Shares repurchased	(477,359)	(7,013,674)	(250,188)	(3,699,820)
Net increase (decrease)	753,924	$11,513,073	1,024,157	$15,203,090

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year)

California Tax-Free Income Fund Direct Shares	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011
Net asset value, beginning of period	$11.81	$11.27	$11.89	$11.38	$11.69
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.28	0.33	0.38	0.41	0.44
Net gain (loss) on securities (both realized and unrealized)	(0.07)	0.54	(0.62)	0.51	(0.25)
Total from investment operations	0.21	0.87	(0.25)	0.92	0.19
LESS DISTRIBUTIONS
Dividends from net investment income	(0.28)	(0.33)	(0.38)	(0.41)	(0.45)
Distributions from capital gains	(0.05)	—	—	—	(0.05)
Total distributions	(0.33)	(0.33)	(0.38)	(0.41)	(0.50)
Net asset value, end of period	$11.69	$11.81	$11.27	$11.89	$11.38

Total return	1.78%	7.80%	(2.12)%	8.17%	1.73%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$89,213	$97,111	$100,233	$105,786	$99,223
Ratio of expenses to average net assets	0.71%	0.73%	0.71%	0.72%	0.72%
Ratio of net investment income (loss) to average net assets	2.41%	2.88%	3.29%	3.50%	3.93%
Portfolio turnover	12%	10%	11%	10%	2%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

U.S. Government Securities Fund Direct Shares	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011
Net asset value, beginning of period	$10.40	$10.38	$10.93	$10.79	$10.68
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.14	0.19	0.19	0.20	0.21
Net gain (loss) on securities (both realized and unrealized)	0.02	0.02	(0.56)	0.13	0.11
Total from investment operations	0.16	0.21	(0.37)	0.33	0.32
LESS DISTRIBUTIONS
Dividends from net investment income	(0.14)	(0.19)	(0.18)	(0.19)	(0.21)
Distributions from capital gains	—	—	—	—	—
Total distributions	(0.14)	(0.19)	(0.18)	(0.19)	(0.21)
Net asset value, end of period	$10.42	$10.40	$10.38	$10.93	$10.79

Total return	1.58%	2.03%	(3.38)%	3.13%	3.09%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$19,855	$22,746	$22,968	$26,927	$28,080
Ratio of expenses to average net assets:
Before expense reimbursements	0.83%	0.86%	0.86%	0.87%	0.86%
After expense reimbursements	0.74%	0.72%	0.74%	0.74%	0.74%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	1.27%	1.68%	1.62%	1.69%	1.85%
After expense reimbursements	1.38%	1.82%	1.74%	1.82%	1.97%
Portfolio turnover	18%	32%	6%	9%	62%

K Shares	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011
Net asset value, beginning of period	$10.41	$10.40	$10.96	$10.82	$10.70
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.09	0.14	0.13	0.14	0.16
Net gain (loss) on securities (both realized and unrealized)	0.03	0.01	(0.55)	0.14	0.12
Total from investment operations	0.12	0.15	(0.42)	0.28	0.28
LESS DISTRIBUTIONS
Dividends from net investment income	(0.10)	(0.14)	(0.14)	(0.14)	(0.16)
Distributions from capital gains	—	—	—	—	—
Total distributions	(0.10)	(0.14)	(0.14)	(0.14)	(0.16)
Net asset value, end of period	$10.43	$10.41	$10.40	$10.96	$10.82

Total return	1.13%	1.48%	(3.88)%	2.60%	2.65%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$5,349	$6,085	$7,103	$8,202	$8,878
Ratio of expenses to average net assets:
Before expense reimbursements	1.33%	1.36%	1.36%	1.37%	1.37%
After expense reimbursements	1.24%	1.22%	1.24%	1.24%	1.24%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.77%	1.18%	1.12%	1.19%	1.35%
After expense reimbursements	0.88%	1.32%	1.24%	1.32%	1.47%
Portfolio turnover	18%	32%	6%	9%	62%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

Short-Term U.S. Government Bond Fund Direct Shares	Year Ended August 31, 2015		Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011
Net asset value, beginning of period	$10.17		$10.17	$10.23	$10.32	$10.41
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.00		(0.01)	(0.01)	0.05	0.07
Net gain (loss) on securities (both realized and unrealized)	(0.01)		0.01	(0.04)	(0.07)	(0.04)
Total from investment operations	(0.01)		—	(0.05)	(0.02)	0.03
LESS DISTRIBUTIONS
Dividends from net investment income	—		—	—	(0.05)	(0.07)
Distributions from capital gains	(0.00	)(b)	—	(0.01)	(0.02)	(0.05)
Total distributions	(0.00)		—	(0.01)	(0.07)	(0.12)
Net asset value, end of period	$10.16		$10.17	$10.17	$10.23	$10.32

Total return	(0.07)%		0.00%	(0.43)%	(0.20)%	0.33%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$5,223		$5,789	$6,819	$9,021	$11,668
Ratio of expenses to average net assets:
Before expense reimbursements	0.97%		1.06%	1.07%	0.98%	0.92%
After expense reimbursements	0.59%		0.59%	0.59%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.36)%		(0.60)%	(0.53)%	0.10%	0.37%
After expense reimbursements	0.02%		(0.13)%	(0.05)%	0.49%	0.70%
Portfolio turnover	33%		28%	50%	13%	28%

K Shares	Year Ended August 31, 2015		Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011
Net asset value, beginning of period	$10.10		$10.15	$10.25	$10.34	$10.43
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	(0.05)		(0.06)	(0.06)	(0.00)	0.02
Net gain (loss) on securities (both realized and unrealized)	(0.02)		0.01	(0.03)	(0.07)	(0.04)
Total from investment operations	(0.07)		(0.05)	(0.09)	(0.07)	(0.02)
LESS DISTRIBUTIONS
Dividends from net investment income	—		—	—	—	(0.02)
Distributions from capital gains	(0.00	)(b)	—	(0.01)	(0.02)	(0.05)
Total distributions	(0.00)		—	(0.01)	(0.02)	(0.07)
Net asset value, end of period	$10.03		$10.10	$10.15	$10.25	$10.34

Total return	(0.66)%		(0.49)%	(0.85)%	(0.66)%	(0.18)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$1,503		$1,896	$1,898	$2,060	$3,075
Ratio of expenses to average net assets:
Before expense reimbursements	1.47%		1.56%	1.57%	1.48%	1.42%
After expense reimbursements	1.09%		1.09%	1.09%	1.09%	1.09%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.86)%		(1.10)%	(1.04)%	(0.40)%	(0.13)%
After expense reimbursements	(0.48)%		(0.63)%	(0.56)%	(0.01)%	0.20%
Portfolio turnover	33%		28%	50%	13%	28%

(a)	Calculated based upon average shares outstanding.
(b)	Less than $0.01 per share.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

The United States Treasury Trust Direct Shares	Year Ended August 31, 2015		Year Ended August 31, 2014		Year Ended August 31, 2013		Year Ended August 31, 2012		Year Ended August 31, 2011
Net asset value, beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	—		—		—		—		—
Net gain (loss) on securities (both realized and unrealized)	0.000	(b)	(0.000	)(c)	0.000	(b)	(0.000	)(c)	0.000	(b)
Total from investment operations	0.000		(0.000)		0.000		(0.000)		0.000
LESS DISTRIBUTIONS
Dividends from net investment income	—		—		—		—		—
Distributions from capital gains	—		—		—		—		(0.000	)(c)
Total distributions	—		—		—		—		(0.000)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000

Total return	0.00%		0.00%		0.00%		0.00%		0.00%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$86,224		$105,897		$69,479		$74,617		$61,459
Ratio of expenses to average net assets:
Before expense reimbursements	0.70%		0.73%		0.76%		0.78%		0.78%
After expense reimbursements	0.03	%(c)	0.03	%(c)	0.07	%(c)	0.05	%(c)	0.12	%(c)
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.67)%		(0.70)%		(0.69)%		(0.73)%		(0.66)%
After expense reimbursements	0.00	%(c)	0.00	%(c)	0.00	%(c)	0.00	%(c)	0.00	%(c)

K Shares	Year Ended August 31, 2015		Year Ended August 31, 2014		Year Ended August 31, 2013		Year Ended August 31, 2012		Year Ended August 31, 2011
Net asset value, beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	—		—		—		—		—
Net gain (loss) on securities (both realized and unrealized)	0.000	(b)	(0.000	)(c)	0.000	(b)	(0.000	)(c)	0.000	(b)
Total from investment operations	0.000		(0.000)		0.000		(0.000)		0.000
LESS DISTRIBUTIONS
Dividends from net investment income	—		—		—		—		—
Distributions from capital gains	—		—		—		—		(0.000	)(c)
Total distributions	—		—		—		—		(0.000)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000

Total return	0.00%		0.00%		0.00%		0.00%		0.00%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$2,651		$3,013		$3,150		$2,508		$3,647
Ratio of expenses to average net assets:
Before expense reimbursements	0.70%		0.73%		0.76%		0.77%		0.78%
After expense reimbursements	0.03	%(c)	0.03	%(c)	0.07	%(c)	0.05	%(c)	0.12	%(c)
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.67)%		(0.70)%		(0.69)%		(0.73)%		(0.66)%
After expense reimbursements	0.00	%(c)	0.00	%(c)	0.00	%(c)	0.00	%(c)	0.00	%(c)

(a)	Calculated based upon average shares outstanding.
(b)	Less than $0.001 per share.
(c)	Less than $(0.001) per share.
(d)	Includes negative yield waiver adjustment.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

S&P 500 Index Fund Direct Shares	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011
Net asset value, beginning of period	$40.61	$33.59	$28.78	$24.91	$21.41
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.72	0.62	0.57	0.50	0.44
Net gain (loss) on securities (both realized and unrealized)	(0.58)	7.57	4.71	3.85	3.50
Total from investment operations	0.14	8.19	5.28	4.35	3.94
LESS DISTRIBUTIONS
Dividends from net investment income	(0.70)	(0.60)	(0.47)	(0.48)	(0.44)
Distributions from capital gains	(0.17)	(0.57)	—	—	—
Total distributions	(0.87)	(1.17)	(0.47)	(0.48)	(0.44)
Net asset value, end of period	$39.88	$40.61	$33.59	$28.78	$24.91

Total return	0.29%	24.75%	18.50%	17.68%	18.36%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$123,138	$123,654	$101,124	$85,269	$74,717
Ratio of expenses to average net assets:
Before expense reimbursements	0.47%	0.50%	0.52%	0.54%	0.51%
After expense reimbursements	0.36%	0.36%	0.36%	0.36%	0.36%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	1.63%	1.52%	1.65%	1.70%	1.55%
After expense reimbursements	1.74%	1.66%	1.81%	1.88%	1.70%
Portfolio turnover	3%	1%	3%	3%	1%

K Shares	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011
Net asset value, beginning of period	$40.50	$33.63	$28.83	$24.95	$21.47
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.51	0.43	0.41	0.37	0.31
Net gain (loss) on securities (both realized and unrealized)	(0.57)	7.55	4.74	3.86	3.51
Total from investment operations	(0.06)	7.98	5.15	4.23	3.82
LESS DISTRIBUTIONS
Dividends from net investment income	(0.40)	(0.54)	(0.35)	(0.35)	(0.34)
Distributions from capital gains	(0.17)	(0.57)	—	—	—
Total distributions	(0.57)	(1.11)	(0.35)	(0.35)	(0.34)
Net asset value, end of period	$39.87	$40.50	$33.63	$28.83	$24.95

Total return	(0.19)%	24.08%	17.95%	17.08%	17.77%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$8,063	$11,236	$10,093	$8,166	$8,749
Ratio of expenses to average net assets:
Before expense reimbursements	0.97%	1.00%	1.02%	1.04%	1.01%
After expense reimbursements	0.86%	0.86%	0.86%	0.86%	0.86%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	1.13%	1.01%	1.15%	1.20%	1.05%
After expense reimbursements	1.24%	1.15%	1.31%	1.38%	1.20%
Portfolio turnover	3%	1%	3%	3%	1%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

S&P Midcap Index Fund Direct Shares	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011
Net asset value, beginning of period	$30.95	$26.54	$23.11	$21.68	$17.84
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.25	0.24	0.30	0.18	0.17
Net gain (loss) on securities (both realized and unrealized)	(0.36)	5.61	4.81	2.35	3.83
Total from investment operations	(0.11)	5.85	5.11	2.53	4.00
LESS DISTRIBUTIONS
Dividends from net investment income	(0.28)	(0.24)	(0.27)	(0.15)	(0.16)
Distributions from capital gains	(2.15)	(1.20)	(1.41)	(0.95)	—
Total distributions	(2.43)	(1.44)	(1.68)	(1.10)	(0.16)
Net asset value, end of period	$28.41	$30.95	$26.54	$23.11	$21.68

Total return	(0.45)%	22.63%	23.39%	12.22%	22.38%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$140,361	$169,020	$143,699	$123,478	$120,089
Ratio of expenses to average net assets:
Before expense reimbursements	0.62%	0.63%	0.64%	0.65%	0.63%
After expense reimbursements	0.58%	0.58%	0.58%	0.58%	0.58%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.81%	0.76%	1.04%	0.72%	0.69%
After expense reimbursements	0.85%	0.81%	1.10%	0.80%	0.74%
Portfolio turnover	15%	10%	8%	11%	16%

K Shares	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011
Net asset value, beginning of period	$30.69	$26.38	$23.00	$21.57	$17.77
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.10	0.09	0.18	0.06	0.05
Net gain (loss) on securities (both realized and unrealized)	(0.35)	5.58	4.77	2.36	3.82
Total from investment operations	(0.25)	5.67	4.95	2.42	3.87
LESS DISTRIBUTIONS
Dividends from net investment income	(0.11)	(0.16)	(0.16)	(0.04)	(0.07)
Distributions from capital gains	(2.15)	(1.20)	(1.41)	(0.95)	—
Total distributions	(2.26)	(1.36)	(1.57)	(0.99)	(0.07)
Net asset value, end of period	$28.18	$30.69	$26.38	$23.00	$21.57

Total return	(0.93)%	22.01%	22.75%	11.69%	21.78%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$5,244	$7,355	$7,587	$6,417	$7,813
Ratio of expenses to average net assets:
Before expense reimbursements	1.12%	1.13%	1.14%	1.15%	1.13%
After expense reimbursements	1.08%	1.08%	1.08%	1.08%	1.08%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.31%	0.26%	0.54%	0.22%	0.19%
After expense reimbursements	0.35%	0.31%	0.61%	0.29%	0.24%
Portfolio turnover	15%	10%	8%	11%	16%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

S&P Smallcap Index Fund Direct Shares	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011
Net asset value, beginning of period	$21.55	$19.62	$15.71	$14.59	$11.72
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.14	0.10	0.14	0.09	0.07
Net gain (loss) on securities (both realized and unrealized)	0.58	3.26	3.94	2.28	2.87
Total from investment operations	0.72	3.36	4.08	2.37	2.94
LESS DISTRIBUTIONS
Dividends from net investment income	(0.13)	(0.09)	(0.14)	(0.08)	(0.06)
Distributions from capital gains	(1.54)	(1.34)	(0.03)	(1.17)	(0.01)
Total distributions	(1.67)	(1.43)	(0.17)	(1.25)	(0.07)
Net asset value, end of period	$20.60	$21.55	$19.62	$15.71	$14.59

Total return	3.50%	17.28%	26.14%	17.35%	25.11%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$40,823	$41,651	$34,838	$26,325	$22,203
Ratio of expenses to average net assets:
Before expense reimbursements	0.78%	0.82%	0.89%	0.92%	0.89%
After expense reimbursements	0.74%	0.74%	0.74%	0.74%	0.74%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.62%	0.38%	0.57%	0.45%	0.34%
After expense reimbursements	0.66%	0.46%	0.72%	0.63%	0.49%
Portfolio turnover	12%	13%	15%	0%	23%

K Shares	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011
Net asset value, beginning of period	$21.19	$19.36	$15.52	$14.42	$11.61
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.03	(0.01)	0.06	0.02	—
Net gain (loss) on securities (both realized and unrealized)	0.58	3.21	3.87	2.26	2.85
Total from investment operations	0.61	3.20	3.93	2.28	2.85
LESS DISTRIBUTIONS
Dividends from net investment income	(0.02)	(0.03)	(0.06)	(0.01)	(0.03)
Distributions from capital gains	(1.54)	(1.34)	(0.03)	(1.17)	(0.01)
Total distributions	(1.56)	(1.37)	(0.09)	(1.18)	(0.04)
Net asset value, end of period	$20.24	$21.19	$19.36	$15.52	$14.42

Total return	3.03%	16.64%	25.47%	16.83%	24.52%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$9,821	$11,448	$11,402	$9,505	$9,987
Ratio of expenses to average net assets:
Before expense reimbursements	1.28%	1.32%	1.39%	1.42%	1.39%
After expense reimbursements	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.12%	(0.13)%	0.10%	(0.05)%	(0.16)%
After expense reimbursements	0.16%	(0.04)%	0.25%	0.13%	(0.01)%
Portfolio turnover	12%	13%	15%	0%	23%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

Shelton Core Value Fund Direct Shares	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011
Net asset value, beginning of period	$25.98	$21.58	$18.13	$16.17	$14.03
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.48	0.38	0.37	0.32	0.27
Net gain (loss) on securities (both realized and unrealized)	(0.74)	4.42	3.37	1.95	2.12
Total from investment operations	(0.26)	4.80	3.74	2.27	2.39
LESS DISTRIBUTIONS
Dividends from net investment income	(0.46)	(0.40)	(0.29)	(0.31)	(0.25)
Distributions from capital gains	—	—	—	—	—
Total distributions	(0.46)	(0.40)	(0.29)	(0.31)	(0.25)
Net asset value, end of period	$25.26	$25.98	$21.58	$18.13	$16.17

Total return	(1.07)%	22.45%	20.80%	14.20%	17.01%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$180,408	$196,820	$157,350	$140,741	$129,317
Ratio of expenses to average net assets:	0.76%	0.83%	0.84%	0.88%	0.87%
Ratio of net investment income (loss) to average net assets	1.80%	1.58%	1.83%	1.85%	1.63%
Portfolio turnover	3%	3%	5%	4%	13%

K Shares	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011
Net asset value, beginning of period	$25.76	$21.40	$18.00	$16.06	$13.95
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.34	0.25	0.27	0.23	0.19
Net gain (loss) on securities (both realized and unrealized)	(0.73)	4.39	3.34	1.93	2.12
Total from investment operations	(0.39)	4.64	3.61	2.16	2.31
LESS DISTRIBUTIONS
Dividends from net investment income	(0.28)	(0.28)	(0.21)	(0.22)	(0.20)
Distributions from capital gains	—	—	—	—	—
Total distributions	(0.28)	(0.28)	(0.21)	(0.22)	(0.20)
Net asset value, end of period	$25.09	$25.76	$21.40	$18.00	$16.06

Total return	(1.56)%	21.81%	20.20%	13.59%	16.49%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$5,789	$7,413	$7,924	$6,640	$6,624
Ratio of expenses to average net assets:	1.26%	1.33%	1.34%	1.38%	1.37%
Ratio of net investment income (loss) to average net assets	1.30%	1.08%	1.33%	1.35%	1.14%
Portfolio turnover	3%	3%	5%	4%	13%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

European Growth & Income Fund Direct Shares	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011
Net asset value, beginning of period	$9.64	$8.37	$7.40	$7.62	$7.42
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.22	0.20	0.23	0.22	0.21
Net gain (loss) on securities (both realized and unrealized)	(1.17)	1.30	0.94	(0.21)	0.20
Total from investment operations	(0.95)	1.50	1.17	0.01	0.41
LESS DISTRIBUTIONS
Dividends from net investment income	(0.22)	(0.23)	(0.20)	(0.23)	(0.21)
Distributions from capital gains	—	—	—	—	—
Total distributions	(0.22)	(0.23)	(0.20)	(0.23)	(0.21)
Net asset value, end of period	$8.47	$9.64	$8.37	$7.40	$7.62

Total return	(9.91)%	17.92%	15.96%	0.20%	5.25%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$5,906	$8,452	$7,306	$6,314	$5,871
Ratio of expenses to average net assets:
Before expense reimbursements	1.26%	1.29%	1.38%	1.43%	1.35%
After expense reimbursements	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	2.17%	1.81%	2.46%	2.58%	2.17%
After expense reimbursements	2.43%	2.10%	2.84%	3.01%	2.52%
Portfolio turnover	0%	15%	3%	0%	8%

K Shares	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011
Net asset value, beginning of period	$9.68	$8.38	$7.41	$7.63	$7.43
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.18	0.14	0.19	0.19	0.17
Net gain (loss) on securities (both realized and unrealized)	(1.17)	1.30	0.95	(0.22)	0.21
Total from investment operations	(0.99)	1.44	1.14	(0.03)	0.38
LESS DISTRIBUTIONS
Dividends from net investment income	(0.19)	(0.14)	(0.17)	(0.19)	(0.18)
Distributions from capital gains	—	—	—	—	—
Total distributions	(0.19)	(0.14)	(0.17)	(0.19)	(0.18)
Net asset value, end of period	$8.50	$9.68	$8.38	$7.41	$7.63

Total return	(10.34)%	17.19%	15.47%	(0.33)%	4.82%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$4,254	$5,535	$5,795	$5,169	$5,888
Ratio of expenses to average net assets:
Before expense reimbursements	1.76%	1.79%	1.88%	1.93%	1.85%
After expense reimbursements	1.50%	1.49%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	1.70%	1.22%	1.92%	2.13%	1.64%
After expense reimbursements	1.96%	1.51%	2.31%	2.56%	1.99%
Portfolio turnover	0%	15%)	3%	0%	8%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

Nasdaq-100 Index Fund Direct Shares	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011
Net asset value, beginning of period	$10.47	$7.92	$7.04	$5.67	$4.47
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.11	0.11	0.08	0.04	0.03
Net gain (loss) on securities (both realized and unrealized)	0.49	2.55	0.86	1.36	1.19
Total from investment operations	0.60	2.66	0.94	1.40	1.22
LESS DISTRIBUTIONS
Dividends from net investment income	(0.07)	(0.11)	(0.06)	(0.03)	(0.02)
Distributions from capital gains	—	—	—	—	—
Total distributions	(0.07)	(0.11)	(0.06)	(0.03)	(0.02)
Net asset value, end of period	$11.00	$10.47	$7.92	$7.04	$5.67

Total return	5.78%	33.77%	13.46%	24.78%	27.31%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$231,322	$106,475	$54,259	$36,220	$17,912
Ratio of expenses to average net assets:
Before expense reimbursements	0.75%	0.79%	0.83%	0.88%	0.90%
After expense reimbursements	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.72%	0.95%	0.73%	0.27%	0.08%
After expense reimbursements	0.98%	1.25%	1.08%	0.66%	0.50%
Portfolio turnover	9%	3%	13%	24%	24%

K Shares	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012		Year Ended August 31, 2011
Net asset value, beginning of period	$10.18	$7.71	$6.85	$5.53		$4.37
INCOME FROM INVESTMENT OPERATIONS
Net investment (loss) (a)	0.05	0.06	0.04	0.01		—
Net gain (loss) on securities (both realized and unrealized)	0.48	2.48	0.84	1.31		1.16
Total from investment operations	0.53	2.54	0.88	1.32		1.16
LESS DISTRIBUTIONS
Dividends from net investment income	(0.02)	(0.07)	(0.02)	(0.00	)(b)	(0.00	)(b)
Distributions from capital gains	—	—	—	—		—
Total distributions	(0.02)	(0.07)	(0.02)	—		—
Net asset value, end of period	$10.69	$10.18	$7.71	$6.85		$5.53

Total return	5.25%	33.11%	12.95%	23.94%		26.63%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$17,799	$12,214	$9,700	$9,473		$7,771
Ratio of expenses to average net assets:
Before expense reimbursements	1.25%	1.29%	1.33%	1.38%		1.40%
After expense reimbursements	0.99%	0.99%	0.99%	0.99%		0.99%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.22%	0.39%	0.24%	(0.28)%		(0.42)%
After expense reimbursements	0.48%	0.69%	0.58%	0.11%		0.00%
Portfolio turnover	9%	3%	13%	24%		24%

(a)	Calculated based upon average shares outstanding.
(b)	Less than $0.01 per share.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

Shelton Green Alpha Fund Direct Shares	Year Ended August 31, 2015		Year Ended August 31, 2014	March 12, 2013(e) to August 31, 2013
Net asset value, beginning of period	$15.90		$11.96	$10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	(0.08)		(0.08)	(0.01)
Net gain (loss) on securities (both realized and unrealized)	(2.15)		4.02	1.97
Total from investment operations	(2.23)		3.94	1.96
LESS DISTRIBUTIONS
Dividends from net investment income	—		—	—
Distributions from capital gains	(0.00	)(b)	—	—
Total distributions	(0.00)		—	—
Net asset value, end of period	$13.67		$15.90	$11.96

Total return	(14.02)%		32.94%	19.60	%(f)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$29,596		$22,436	$4,623
Ratio of expenses to average net assets:
Before expense reimbursements	1.34%		1.54%	5.16	%(g)
After expense reimbursements	1.34%		1.31%	1.24	%(g)
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.53)%		(0.78)%	(4.11	)%(g)
After expense reimbursements	(0.53)%		(0.55)%	(0.19	)%(g)
Portfolio turnover	22%		5%	12	%(f)

(a)	Calculated based upon average shares outstanding.
(b)	Less than $0.01 per share.
(e)	Commencement of operations.
(f)	Not annualized.
(g)	Annualized.

Shelton Funds	Notes to Financial Statements	August 31, 2015

Note 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

California Tax-Free Income Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, Shelton Green Alpha Fund and Nasdaq-100 Index Fund (the “Funds”) are each a series of shares of beneficial interest of the Shelton Funds (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of no par value shares in one or more series. The Trust, originally organized as two separate Massachusetts business trusts formed by Declarations of Trust dated September 11, 1985, as subsequently amended, was reorganized into a single Delaware statutory trust after the close of trading on December 29, 2006. The investment objectives of the Funds are as follows: California Tax-Free Income Fund seeks as high a level of income, exempt from regular federal and California personal income taxes, as is consistent with prudent investment management and safety of capital. U.S. Government Securities Fund seeks liquidity, safety from credit risk and as high a level of income as is consistent with these objectives by investing in full faith and credit obligations of the U.S. Government and its agencies or instrumentalities, primarily in U.S. Treasury Securities and Government National Mortgage Association Certificates. Short-Term U.S. Government Bond Fund seeks liquidity, safety from credit risk, preservation of investors’ principal and as high a level of income as is consistent with these objectives by investing in mainly U.S. government securities. The United States Treasury Trust seeks capital preservation, safety, liquidity, and consistent with these objectives, the highest attainable current income exempt from state income taxes. S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund are diversified mutual funds that seek to provide investment results that correspond to the total return of publicly traded common stocks represented in the Standard & Poor’s 500 Composite Stock Price Index, the Standard & Poor’s MidCap 400 Index and the Standard & Poor’s SmallCap 600 Index, respectively. The Shelton Core Value Fund seeks a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities. European Growth & Income Fund seeks to provide long-term capital appreciation and income by investing in large-sized European companies. Shelton Green Alpha Fund seeks to achieve long-term capital appreciation by investing in stocks in the green economy by investing in common stocks of companies believed to be leaders in managing environmental risks and opportunities. Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index.

The Shelton Funds began offering additional classes of shares, Class K, on October 16, 2003. Income, expenses (other than the expenses attributable to a specific class), realized and unrealized gains or losses on investments of the Funds are allocated proportionately to the two classes of shares offered based on the daily net assets, except for Rule 12b-1 distribution fees and shareholder service fees, which are charged only to K Shares. The following is a summary of significant accounting policies followed by the Funds.

(a)    Security Valuation – Equity securities listed on a national exchange are valued at the last reported sales price. Futures contracts are valued at the settle price, depending on the exchange the contract trades on, typically as of 4:15 p.m., Eastern Time. Municipal securities are valued by an independent pricing service at a price determined by a matrix pricing method. This technique generally considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. U.S. government securities for which market quotations are readily available are valued at the mean between the closing bid and asked prices provided by an independent pricing service. U.S. agency securities consisting of mortgage pass-through certificates are valued using dealer quotations provided by an independent pricing service. U.S. Treasury Bills are valued at amortized cost which approximates market value. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. The United States Treasury Trust securities are valued at amortized cost, in accordance with procedures adopted by the Board of Trustees and which the Board of Trustees has determined in good faith reflects the market-based net asset value per share.

Securities for which market quotes are not readily available from the Trust’s third party pricing service are valued at fair value, determined in good faith and in accordance with procedures adopted by the Board of Trustees. The Board has delegated to its Pricing Committee the responsibility for determining the fair value, subject to the Board oversight and the review of the pricing decisions at its quarterly meetings.

(b) Futures Contracts – Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of cash, as collateral, for the account of the broker (a Fund’s agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, Shelton Green Alpha Fund and Nasdaq-100 Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

(c) Federal Income Taxes – No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders. Capital loss carry forwards, as of August 31, 2015, available to offset future capital gains, if any, are as follows:

Expiring	California Tax-Free Income Fund	U.S. Government Securities Fund	United States Treasury Trust Fund	Shelton Core Value Fund	European Growth & Income Fund	Nasdaq-100 Index Fund	Shelton Green Alpha Fund
2016	$—	$16,034	$—	$—	$9,647	$—	$—
2017	—	109,369	—	—	—	385,356	—
2018	—	141,867	—	—	124,746	596,390	—
2019	—	245,271	—	1,819,943	205,587	—	—
Long Term with No Expiration	70,054	—	—	—	956,025	—	—
Short Term with No Expiration	—	—	2,434	—	730	—	580,767
Total	$70,054	$512,041	$2,434	$1,819,943	$1,296,735	$981,746	$580,767

$6,268 of capital loss carry forwards expired at August 31, 2015 for European Growth & Income Fund.

Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2015, permanent differences resulting from different book and tax accounting for net operating losses, expiration of capital loss carryforwards and treatment of accretion of discount have been reclassified to paid-in capital, undistributed net investment income/loss and accumulated realized gain/loss as follows:

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2015

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income (Loss)	Increase (Decrease) Accumulated Gain (Loss)
California Tax-Free Income Fund	$—	$(60,413)	$60,413
U.S. Government Securities Fund	—	9,153	(9,153)
Short-Term U.S. Government Bond Fund	(15,521)	15,699	(178)
European Growth & Income Fund	(6,268)	(1,557)	7,825
Shelton Green Alpha Fund	(139,133)	139,032	101

(d) Security Transactions, Investment Income and Distributions to Shareholders – Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Distributions to shareholders are recorded on the ex-dividend date for the California Tax-Free Income Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, Shelton Green Alpha Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts, redemptions-in-kind and post-October capital losses. For The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The Fund intends to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00.

(e) Concentration – The California Tax-Free Income Fund invests in debt instruments of municipal issuers. The issuers’ abilities to meet their obligations may be affected by economic developments in the state of California.

(f) Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(g) Share Valuations – The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. Bond and Money Market funds are closed on Columbus Day (observed) and Veteran’s Day (observed). The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

(h) Accounting for Uncertainty in Income Taxes – The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2012-2014), or expected to be taken in the Fund’s 2015 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(i) Fair Value Measurements – The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust’s securities at August 31, 2015 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)		Level 1(a)
Fund	Investments in Securities (b)	Investments in Securities (c)	Investments in Securities	Total	Futures Contracts - Assets or Liabilities (d)
California Tax-Free Income Fund	$—	$87,436,185	$—	$87,436,185	$—
U.S. Government Securities Fund	—	25,010,203	—	25,010,203	—
Short-Term U.S. Government Bond Fund	—	6,560,327	—	6,560,327	—
The United States Treasury Trust Fund	—	88,989,097	—	88,989,097	—
S&P 500 Index Fund	130,630,154	—	1,857	130,632,011	(4,480)
S&P MidCap Index Fund	142,194,800	3,198,275	—	145,393,075	(39,013)
S&P SmallCap Index Fund	49,386,286	499,681	—	49,885,967	(7,150)
Shelton Core Value Fund	183,178,288	—	1,700,000	184,878,288	—
European Growth & Income Fund	10,072,250	—	—	10,072,250	—
Nasdaq-100 Index Fund	245,825,393	1,998,723	—	247,824,116	(39,730)
Shelton Green Alpha Fund	26,657,543	—	—	26,657,543	—
Total	$787,944,714	$213,692,491	$1,701,857	$1,003,339,062	$(90,373)

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2015

(a)	It is the Fund’s policy to recognize transfers between levels on the last day of the fiscal reporting period. There were no transfers in or out of Level 1, Level 2, and Level 3 as of August 31, 2015.
(b)

All publicly traded common stocks and preferred stocks held in the Funds are Level 1 securities. For a detailed break-out of equity securities by major industry classification, please refer to the Portfolio of Investments.

(c)	All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.
(d)	Represents variation margin on the last day of the reporting period.

Level 3 Securities	Shelton Core Value Fund	S&P 500 Index Fund
Beginning Balance	$1,900,000	$—
Net Purchases	—	2,009
Net Sales	—	—
Total Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	(200,000)	(152)
Accrued Interest	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending Balance	$1,700,000	$1,857

	Fair Value as of 8/31/2015	Valuation Techniques	Unobservable Input(a)	Input Values	Impact to valuation from an increase to input(b)
Preferred Convertible Stock	$1,700,000	Expected recovery	Discount	15%	An increase in the variable input would decrease the valuation

(a)

Quantitative and qualitative factors affect the unobservable input. These factors include the yield of the preferred stock relative to the five-year U.S. Treasury yields, high-yield five-year credit spreads, the trading range and trading volume of the common stock and the value of the convertible option.

(b)	A meaningful change in the input value would cause the Pricing Committee to re-convene and evaluate the price valuation.

(j) Disclosure about Derivative Instruments and Hedging Activities – The Funds have adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, Nasdaq-100 Index Fund, Shelton Green Alpha Fund and European Growth & Income Fund can use Futures contracts and strategies for achieving the investment objectives.

Although the Funds’ primary risks are associated with changes in the stock market, there are other risks associated with the Funds. For the index funds, these risks generally apply to how well the Funds track the index. For example, the Funds invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund’s performance relative to the respective index will change. For the non-indexed Funds, they may invest in futures contracts to the extent each Fund holds cash in the portfolio. If these futures contracts owned by each Fund do not perform well, the Funds’ performance will be impacted.

Under normal circumstances the Funds may follow a number of investment policies to achieve its objective. The Funds may invest in futures. Losses involving futures can sometimes be substantial, in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss for the Funds. In an effort to minimize this risk, the Funds will not use futures for speculative purposes or as leverage. It is the Funds’ policy to hold cash deposits equal or greater than the total market value of any futures position. The value of all futures and options contracts in which the Funds acquire an interest will not exceed 20% of current total assets.

At August 31, 2015, the number of open future contracts in the S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, and Nasdaq-100 Index Fund was 5, 25, 11 and 36, respectively. The Shelton Core Value Fund, European Growth & Income Fund and Shelton Green Alpha Fund held no futures contracts at August 31, 2015. Only current day’s variation margin is reported as an asset or liability within the statement of assets and liabilities.

The effect of derivative instruments on the Statements of Assets & Liabilities for the year ended August 31, 2015:

Derivatives Not Accounted for as Hedging Instruments	Variation Margin Payable
S&P 500 Index Fund – Equity contracts	$4,480
S&P MidCap Index Fund – Equity contracts	$39,013
S&P SmallCap Index Fund – Equity contracts	$7,150
Nasdaq-100 Index Fund – Equity contracts	$39,730

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2015

The effect of derivative instruments on the Statements of Operations for the year ended August 31, 2015:

Derivatives Not Accounted for as Hedging Instruments	Realized Gain (Loss) on Futures Recognized in Income	Changes in Unrealized Appreciation (Depreciation) on Futures Recognized in Income
S&P 500 Index Fund – Equity contracts	$42,663	$(41,106)
S&P MidCap Index Fund – Equity contracts	$82,801	$(242,170)
S&P SmallCap Index Fund – Equity contracts	$(6,605)	$(62,685)
Nasdaq-100 Index Fund – Equity contracts	$(130,349)	$2,390

The previously disclosed derivative instruments outstanding as of August 31, 2015, and their effect on the Statement of Operations for the period ending August 31, 2015, serve as indicators of the volume of financial derivative activity for the company. The following table indicates the average volume for the period:

Derivatives Not Accounted for as Hedging Instruments	Average Notional Value
S&P 500 Index Fund – Equity contracts	$1,608,393
S&P MidCap Index Fund – Equity contracts	$1,041,441
S&P SmallCap Index Fund – Equity contracts	$527,038
Nasdaq-100 Index Fund – Equity contracts	$6,634,854

Note 2 - INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton Capital Management (“Shelton Capital” or the “Advisor”), a California limited partnership, provides each Fund with management and administrative services pursuant to investment management and administration servicing agreements.

In accordance with the terms of the management agreement, the Advisor receives compensation at the following annual rates:

	To $100 million in net assets	$100 million to $500 million in net assets	$500 million to $1 billion in net assets	In excess of $1 billion in net assets
California Tax-Free Income Fund	0.50%	0.45%	0.40%	0.40%
U.S. Government Securities Fund	0.50%	0.45%	0.40%	0.40%
U.S. Treasury Trust	0.50%	0.45%	0.40%	0.40%
Short-Term U.S. Government Bond Fund	0.50%	0.50%	0.45%	0.40%
S&P 500 Index Fund	0.25%	0.25%	0.25%	0.25%
S&P MidCap Index Fund	0.40%	0.40%	0.40%	0.40%
S&P SmallCap Index Fund	0.50%	0.50%	0.45%	0.40%
Shelton Core Value Fund	0.50%	0.50%	0.45%	0.40%
European Growth & Income Fund	0.85%	0.85%	0.85%	0.85%
Nasdaq-100 Index Fund	0.50%	0.50%	0.45%	0.40%
Shelton Green Alpha Fund(a)	1.00%	1.00%	1.00%	1.00%

(a)	The Advisor pays Green Alpha Advisors a sub-advisor fee of 0.50%.

The Advisor contractually agreed to reduce total operating expense to certain Funds of the Trust. This additional contractual reimbursement is effective until January 2, 2016, unless renewed and is subject to recoupment within three fiscal years following reimbursement. Recoupment is limited to the extent the reimbursement does not exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval. Reimbursements from the Advisor to affected Funds, and the voluntary expense limits, for the period ended August 31, 2015 are as follows:

	Voluntary Expense Limitation
Fund	Reimburse	Direct Shares	K Shares	Expiration
U.S. Government Securities Fund	$$24,827	0.74%	1.24%	1/2/16
Short-Term U.S. Government Bond Fund	26,812	0.59%	1.09%	1/2/16
The United States Treasury Trust(a)	665,667	0.03%	0.03%	1/2/16
S&P 500 Index Fund	155,206	0.36%	0.86%	1/2/16
S&P MidCap Index Fund	62,001	0.58%	1.08%	1/2/16
S&P SmallCap Index Fund	20,187	0.74%	1.24%	1/2/16
European Growth & Income Fund	31,088	1.00%	1.50%	1/2/16
Nasdaq-100 Index Fund	517,857	0.49%	0.99%	1/2/16

(a)	The Advisor waived fees so as to maintain a zero or positive yield for the United States Treasury Trust.

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2015

At August 31, 2015, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was $ 4,097,439. The Advisor may recapture a portion of the above amount no later than the dates as stated below.

Fund	Expires 8/31/16	Expires 8/31/17	Expires 8/31/18	Total
U.S. Government Securities Fund	$42,642	$40,772	$24,827	$108,241
Short-Term U.S. Government Bond Fund	47,533	38,985	26,812	113,330
The United States Treasury Trust	510,548	698,141	665,667	1,874,356
S&P 500 Index Fund	170,589	173,213	155,206	499,008
S&P MidCap Index Fund	88,777	84,423	62,001	235,201
S&P SmallCap Index Fund	61,085	42,358	20,187	123,630
European Growth & Income Fund	48,911	43,289	31,088	123,288
Nasdaq-100 Index Fund	183,818	258,331	517,857	960,006
Green Alpha Fund	30,829	29,550	—	60,379
Total	$1,184,732	$1,409,062	$1,503,645	$4,097,439

A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon Board of trustee review and approval prior to the time the reimbursement is initiated.

As compensation for administrative duties not covered by the management agreement, Shelton Capital receives an administration fee, which was revised on January 1, 2011. The administration fee is based on assets held, in aggregate, by the Shelton Funds. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion. Administration fees are disclosed on the Statement of Operations.

Certain officers and trustees of the Trust are also partners of Shelton Capital. Teresa Axelson has served as the Chief Compliance Officer (“CCO”) of the Trust since November 2011. Ms. Axelson is also employed by Shelton Capital, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of her salary allocated to her duties as the CCO of the Trust during her employment, and Shelton Capital is reimbursed by the Trust for this portion of her salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

Shelton Funds have adopted a Distribution Plan (the “Plan”), as amended August 1, 2012, pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Class K Shares of each Fund of the Shelton Funds pays the Distributor for expenses that relate to the promotion and distribution of shares. Under the Plan, the Class K Shares of the Funds will pay the Distributor a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Class K Shares. The Plan was amended to eliminate the Class A Shares. All A Share accounts were liquidated effective December 6, 2013.

Shelton Funds adopted a Shareholder Services Plan (the “Services Plan”), whereby the K Shares of each Fund of the Shelton Funds pay RFS Partners, the Funds’ Distributor or other service providers, an annual rate of 0.25% of the average daily net assets of Class K Shares. Such amounts are compensation for providing certain services to clients owning K Shares, including processing purchase and redemption transactions, assisting in other administrative details and providing other information with respect to each Fund.

For the period ended August 31, 2015, the following were paid by the Class K Shares of each Fund of the Trust:

Fund	Class K 12b-1 Fees	Class K Shareholder Service Fees
U.S. Government Securities Fund	$13,710	$13,710
Short-Term U.S. Government Bond Fund	3,797	3,797
The United States Treasury Trust	—	—
S&P 500 Index Fund	23,402	23,402
S&P MidCap Index Fund	15,962	15,962
S&P SmallCap Index Fund	27,153	27,153
Shelton Core Value Fund	16,678	16,678
European Growth & Income Fund	11,836	11,836
Nasdaq-100 Index fund	45,364	45,364

Note 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term instruments for the period ended August 31, 2015 were as follows:

Fund	Purchases	Sales	Purchases (Excluding U.S. Government Obligations)	Sales (Excluding U.S. Government Obligations)
California Tax-Free Income Fund	$10,847,463	$18,175,000	$10,847,463	$18,175,000
U.S. Government Securities Fund	4,753,304	8,421,804	1,047,218	561,370
Short-Term U.S. Government Bond Fund	2,311,395	3,336,455	—	30,365
S&P 500 Index Fund	3,714,374	4,302,256	3,714,374	4,302,256
S&P MidCap Index Fund	23,198,159	54,592,622	23,198,159	54,592,622
S&P SmallCap Index Fund	6,356,638	11,104,039	6,356,638	11,104,039
Shelton Core Value Fund	6,335,109	11,535,580	6,335,109	11,535,580
European Growth & Income Fund	35,087	2,281,597	35,087	2,281,597
Nasdaq-100 Index Fund	144,435,339	18,105,598	144,435,339	18,105,598
Shelton Green Alpha Fund	15,067,370	5,214,929	15,067,370	5,214,929

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2015

Note 4 - TAX CHARACTER

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund.

The tax character of distributions paid during the years ended August 31, 2015 and 2014 was as follows:

		Return of Capital	Ordinary Income	Long-Term Capital Gains (a)	Exempt-Interest Dividends	Total Distributions
California Tax-Free Income Fund	2015	$—	$27,789	$400,216	$2,203,300	$2,631,305
	2014	—	8,255	—	2,890,723	2,898,978
U.S. Government Securities Fund	2015	—	339,710	—	—	339,710
	2014	—	512,838	—	—	512,838
Short-Term U.S. Government Bond Fund	2015	—	—	2,314	—	2,314
	2014	—	—	—	—	—
The United States Treasury Trust	2015	—	—	—	—	—
	2014	—	—	—	—	—
S&P 500 Index Fund	2015	—	2,575,287	260,414	—	2,835,641
	2014	—	2,755,759	1,097,548	—	3,853,307
S&P Mid Cap Index Fund	2015	—	1,781,040	11,622,126	—	13,403,166
	2014	—	1,555,688	6,620,931	—	8,176,619
S&P Small Cap Index Fund	2015	—	455,642	3,613,614	—	4,069,256
	2014	—	571,945	2,820,685	—	3,392,630
Shelton Core Value Fund	2015	—	3,470,591	—	—	3,470,591
	2014	—	3,235,814	—	—	3,235,814
European Growth & Income Fund	2015	—	264,097	—	—	264,097
	2014	—	303,606	—	—	303,606
Nasdaq-100 Index Fund	2015	—	1,245,482	—	—	1,245,482
	2014	—	980,370	—	—	980,370
Green Alpha Fund	2015	—	—	783	—	783
	2014	—	—	—	—	—

(a)	The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended August 31, 2015

The tax character of distributable earnings at August 31, 2015 was as follows:

	Undistributed Ordinary Income		Undistributed Long-Term Capital Gain	Capital Loss Carry Forwards	Unrealized Appreciation (Depreciation)	Post October and Other Losses (b)		Total Distributable Earnings
California Tax-Free Income Fund	$95,625	(a)	$—	$(70,054)	$4,528,797	$—		$4,554,368
U.S. Government Securities Fund	56,479		—	(512,541)	640,756	—		184,694
Short-Term U.S. Government Bond Fund	—		91	—	12,792	(2,311	)(c)	10,572
The United States Treasury Trust	—		—	(2,434)	—	—		(2,434)
S&P 500 Index Fund	772,376		2,988,700	—	66,706,675	—		70,467,751
S&P Mid Cap Index Fund	17,182		22,195,653	—	53,945,304	—		76,158,139
S&P Small Cap Index Fund	92,416		4,761,413	—	12,477,280	—		17,331,109
Shelton Core Value Fund	1,174,747		—	(1,819,943)	80,472,734	—		79,827,538
European Growth & Income Fund	28,789		—	(1,296,735)	1,547,259	(115,541)		163,772
Nasdaq-100 Index Fund	886,175		—	(981,746)	44,715,835	—		44,620,264
Green Alpha Fund	—		—	(580,767)	(923,373)	—		(1,504,140)

(a)	Tax exempt income is $95,625
(b)	Under the current tax law, capital losses realized after October 31 and prior to the Funds’ fiscal year end may be deferred as occurring on the first day of the following fiscal year.
(c)	The Short-Term U.S. Government Bond Fund incurred a late year loss (net investment losses after December 31) in 2014 in the amount of $2,311, which was deferred until the first day of 2015.

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the realization for tax purposes of unrealized gains on future contracts, wash sales, the treatment of accretion of discounts, and other deferrals.

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2015

Note 5 - OFFSETTING OF FINANCIAL INSTRUMENTS AND DERIVATIVE ASSETS AND LIABILITIES

The following is a summary of financial and derivative instruments and collateral received and pledged in connection with such arrangements.

					Gross Amounts Not Offset in the Statement of Assets & Liabilities
		Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/Received	Net Amount
S&P 500 Index Fund:	Assets
	Futures Contracts	$—	$—	$—	$—	$—	$—
		—	—	—	—	—	—
	Liabilities
	Future Contracts	$4,480	$—	$4,480	$—	$4,480	$—
		4,480	—	4,480	—	4,480	—

S&P MidCap Index Fund:	Assets
	Futures Contracts	$—	$—	$—	$—	$—	$—
		—	—	—	—	—	—
	Liabilities
	Future Contracts	$39,013	$—	$39,013	$—	$39,013	$—
		39,013	—	39,013	—	39,013	—

S&P SmallCap Index Fund:	Assets
	Futures Contracts	$—	$—	$—	$—	$—	$—
		—	—	—	—	—	—
	Liabilities
	Future Contracts	$7,150	$—	$7,150	$—	$7,150	$—
		7,150	—	7,150	—	7,150	—

Nasdaq-100 Index Fund:	Assets
	Futures Contracts	$—	$—	$—	$—	$—	$—
		—	—	—	—	—	—
	Liabilities
	Future Contracts	$39,730	$—	$39,730	$—	$39,730	$—
		39,730	—	39,730	—	39,730	—

Note 6 – NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, FASB issued ASU No 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for annual reporting periods beginning after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the impact, if any, of applying this provision.

Note 7 - SUBSEQUENT EVENTS

In preparing the financial statements as of August 31, 2015, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of issuance of the financial statements, and has determined that there were no subsequent events requiring recognition or disclosure.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Shelton Funds
San Francisco, California

We have audited the accompanying statements of assets and liabilities of California Tax-Free Income Fund, U.S. Government Securities Fund, Short-term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, Nasdaq-100 Index Fund, and Shelton Green Alpha Fund, each a series of shares of beneficial interest of the Shelton Funds (the “Trust”), including the portfolios of investments, as of August 31, 2015 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and with respect to Shelton Green Alpha Fund, the financial highlights for each of the two years in the period then ended and for the period March 12, 2013 (commencement of operations) to August 31, 2013. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmations of securities owned as of August 31, 2015, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of California Tax-Free Income Fund, U.S. Government Securities Fund, Short-term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Shelton Green Alpha Fund as of August 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and with respect to Shelton Green Alpha Fund, the financial highlights for each of the two years in the period then ended and for the period March 12, 2013 (commencement of operations) to August 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
October 27, 2015

Fund Holdings (Unaudited)

The Fund holdings shown in this report are as of August 31, 2015. Holdings are subject to change at any time, so holdings shown in this report may not reflect current Fund holdings. The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room, 100 F. Street N.E., Room 1580, Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC- 0330. The information filed in the form N-Q also may be obtained by calling (800) 955-9988.

Proxy Voting Policies, Procedures and Voting Records (Unaudited)

The Funds’ Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Shelton Funds use to determine how to vote proxies relating to portfolio securities, along with each Fund’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2015, is available upon request, at no charge, at the phone number below, or on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Shelton Funds. It is authorized for distribution only if preceded or accompanied by a current Shelton Funds prospectus. Additional copies of the prospectus may be obtained by calling (800) 955-9988 or can be downloaded from the Funds’ website at www.sheltoncap.com. Please read the prospectus carefully before you invest or send money, as it explains the risks, fees and expenses of investing in the Funds.

Board of Trustees and Executive Officers (Unaudited)

Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:

Name	Address	Year of Birth	Position Held with the Trust	Length of Time Served
Stephen C. Rogers	1050 17th Street, Suite 1710 Denver, CO 80265	1966	Chairman and Trustee	Since August, 1998 Since July, 2011
Kevin T. Kogler	1050 17th Street, Suite 1710 Denver, CO 80265	1966	Trustee	Since May, 2006
Marco L. Quazzo	1050 17th Street, Suite 1710 Denver, CO 80265	1962	Trustee	Since August, 2014
Stephen H. Sutro	1050 17th Street, Suite 1710 Denver, CO 80265	1969	Trustee	Since May, 2006
William P. Mock	1050 17th Street, Suite 1710 Denver, CO 80265	1966	Treasurer	Since February, 2010
Teresa E. Axelson	1050 17th Street, Suite 1710 Denver, CO 80265	1947	Chief Compliance Officer, Secretary	Since November, 2011 Since November, 2012

Each Trustee oversees the Trust’s eleven Funds. The principal occupations of the Trustees and Executive Officers of the Funds during the past five years and public directorships held by the Trustees are set forth below:

Stephen C. Rogers*	Chief Executive Officer, Shelton Capital Management, 1999 to present.
Kevin T. Kogler	President & CEO, MicroBiz LLC, 2012 to present; President, CAM Commerce Solutions LLC, 2010 to 2012; Principal, Robertson Piper Software Group, 2006 to 2012.
Marco L. Quazzo	Principal, Bartko Zankel Bunzel & Miller, March, 2015 to present; Partner, Barg Coffin Lewis & Trapp LLP, 2008 to present.
Stephen H. Sutro	Partner, Duane Morris LLP (law firm), 2003 to present.
William P. Mock	Portfolio Manager, Shelton Capital Management, 2010 to present; Portfolio Manager, ETSpreads, 2007 to present.
Teresa E. Axelson

Chief Compliance Officer, Shelton Capital Management, 2011 to present; Secretary, 2012 to present; Vice President-Secretary, Chief Compliance Officer, Securities Management and Research, Inc., SM&R Investments, Inc. and American National Investment Inc. 1968-2010.

Additional information about the Trustees may be found in the SAI, which is available without charge by calling (800) 955-9988.

*

Trustee deemed to be an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Mr. Rogers is an interested person because he is the CEO of Shelton Capital Management, the Trust’s Advisor and Administrator.

ITEM 2.	CODE OF ETHICS.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A

(d)	N/A

(f)
Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officer and principal financial and accounting officer. A copy of the code of ethics is available upon request, at no charge, at 1(800) 955-9988.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)	Registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)	N/A

(a)(3)
The audit committee has determined that no single independent trustee meets the criteria of "audit committee financial expert", but the collective skills of the committee are sufficient to satisfy the requirements.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $127,600 for the fiscal year ended August 31, 2015 and $127,600 for the fiscal year ended August 31, 2014.

(b)	Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of Item 4.

(c)	Tax Fees

The aggregate fees paid to the principal accountant for tax compliance, tax advice, and tax planning services rendered by the principal accountant to the Registrant were $26,950 for the fiscal year ended August 31, 2015 and $26,950 for the fiscal year ended August 31, 2014.

(d)	All Other Fees

There were no other fees paid to the principal accountant for services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraphs (a)-(c) of Item 4.

(e)(1)	The Registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i)	pre-approval of all audit and audit-related services;

(ii)	pre-approval of all non-audit related services to be provided to the Registrant by the auditors;

(iii)
pre-approval of all non-audit related services to be provided to the Registrant by the auditors to the Registrant 's investment adviser or to any entity that controls, is controlled by or is under common control with the Registrant 's investment adviser and that provides ongoing services to the Registrant where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(e)(2)	All of the services provided to the Registrant described in paragraphs (b)-(d) of Item 4 were pre-approved by the audit committee.

(f)	N/A

(g)
The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the Registrant and the Registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant were $0 for the fiscal year ended August 31, 2015 and $4,700 for the fiscal year ended August 31, 2014.

(h)	N/A

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

N/A

ITEM 6.	SCHEDULE OF INVESTMENTS

Included under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVEESTMENT COMPANY AND AFFILIATED PURCHASERS.

N/A

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	Code of Ethics attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHELTON FUNDS

By	/s/ Stephen C. Rogers
Stephen C. Rogers, Chairman
Date: October 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Rogers
Stephen C. Rogers, Chairman
Date: October 30, 2015

By	/s/ William P. Mock
William P. Mock, Treasurer
Date: October 30, 2015